Registration No. 2-57116
                                                          File No. 811-2668

                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

     PRE-EFFECTIVE AMENDMENT NO. ___                         / /

     POST-EFFECTIVE AMENDMENT NO. 37                         /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   ACT OF 1940                                               /X/

     Amendment No. 26                                        /X/

                      OPPENHEIMER MUNICIPAL BOND FUND
------------------------------------------------------------------
            (Exact Name of Registrant as Specified in Charter)

           Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------
                 (Address of Principal Executive Offices)

                               212-323-0200
------------------------------------------------------------------
                      (Registrant's Telephone Number)

                          ANDREW J. DONOHUE, ESQ.
                          OppenheimerFunds, Inc.
           Two World Trade Center, New York, New York 10048-0203
------------------------------------------------------------------
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

  / /  Immediately upon filing pursuant to paragraph (b)

  /X/  On November 21, 1996, pursuant to paragraph (b)

  / /  60 days after filing pursuant to paragraph (a)(1)

  / /  On _________, pursuant to paragraph (a)(1)

  / /  75 days after filing, pursuant to paragraph (a)(2)

  / /  On _________, pursuant to paragraph (a)(2) of Rule 485

          Registration of Shares Under the Securities Act of 1933

The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the
Registrant's fiscal year ended July 31, 1996, was filed on
September 26, 1996.
                                 FORM N-1A

                   OPPENHEIMER MUNICIPAL BOND FUND

                           Cross Reference Sheet
                           ---------------------
Part A of
Form N-1A
Item No.     Prospectus Heading
---------    ------------------
         1    Cover Page
         2    Expenses; Overview of the Fund
         3    Financial Highlights; Performance of the Fund
         4    Front Cover Page; Investment Objective and Policies
         5    Expenses; How the Fund is Managed; Back Cover
         5A   Performance of the Fund
         6    Dividends, Capital Gains and Taxes; How the Fund is
              Managed - Organization and History; The Transfer Agent
         7    How to Exchange Shares; Special Investor Services;
              Service Plan for Class A shares; Distribution and
              Service Plans for Class B Shares and Class C Shares;
              How to Buy Shares; How to Sell Shares; Shareholder
              Account Rules and Policies
         8    How to Sell Shares; How to Exchange Shares; Special
              Investor Services
         9    *

Part B of
Form N-1A
Item No.     Heading in Statement of Additional Information
---------    ----------------------------------------------
         10   Cover Page
         11   Cover Page
         12   *
         13   Investment Objective and Policies; Other Investment
              Techniques and Strategies; Additional Investment
              Restrictions
         14   How the Fund is Managed - Trustees and Officers of the
              Fund;
         15   How the Fund is Managed - Major Shareholders
         16   How the Fund is Managed; Additional Information about
              the Fund; Distribution and Service Plans; Back Cover
         17   How the Fund is Managed
         18   Additional Information about the Fund
         19   About Your Account - How to Buy Shares, How to Sell
              Shares, How to Exchange Shares
         20   Dividends, Capital Gains and Taxes
         21   How the Fund is Managed; Additional Information about
              the Fund - The Distributor; Distribution and Service
              Plans
         22   Performance of the Fund
         23   Financial Statements

----------------
* Not applicable or negative answer.

    Oppenheimer
Municipal Bond Fund

Prospectus dated November 21, 1996


         Oppenheimer Municipal Bond Fund is a mutual fund that seeks as high a level of current interest income exempt from Federal income taxes as is available from investing in Municipal Securities, while attempting to preserve capital. Under normal market conditions, the Fund invests at least 80% of its assets in Municipal
Securities. However, in times of unstable economic or market conditions, the Fund's investment manager may deem it advisable to temporarily invest an unlimited amount of the Fund's total assets in certain taxable instruments. The Fund also uses hedging instruments to seek to reduce the risks of market fluctuations that affect the value of the securities the Fund holds. You should carefully review the risks associated with an investment in the Fund. Please refer to "Investment Policies and Strategies" for more information about the types of securities the Fund invests in and refer to "Investment Risks" for a discussion of the risks of investing in the Fund.

         This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the November 21, 1996 Statement of Additional Information. For a free copy, call OppenheimerFunds
Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                                                    (logo) OppenheimerFunds

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    Contents

          ABOUT THE FUND

          Expenses

          A Brief Overview of the Fund

          Financial Highlights

          Investment Objective and Policies
          Investment Risks
          Investment Techniques and Strategies

          How the Fund is Managed

          Performance of the Fund


          ABOUT YOUR ACCOUNT

          How to Buy Shares
          Class A Shares
          Class B Shares
          Class C Shares

          Special Investor Services
          AccountLink
          Automatic Withdrawal and Exchange Plans
          Reinvestment Privilege

          How to Sell Shares
          By Mail
          By Telephone
          By Checkwriting

          How to Exchange Shares

          Shareholder Account Rules and Policies

          Dividends, Capital Gains and Taxes

          Appendix A: Special Sales Charge Arrangements for
                         Certain Persons
ABOUT THE FUND

Expenses

    The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will expect to bear indirectly. The numbers below are based on the Fund's expenses during the fiscal period January 1, 1996 to July 31, 1996 (the Fund's new fiscal year end).

       Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your
Account," from pages __ through __ for an explanation of how and when these charges apply.

                           Class A    Class B             Class C
                           Shares     Shares              Shares

Maximum Sales Charge
on Purchases (as a %
of offering price)         4.75%      None                None
---------------------------------------------------------------------------
Maximum Deferred Sales Charge
(as a % of the lower of
the original offering
price or redemption
proceeds)                  None(1)    5% in the first     1% if shares
                                      year, declining     are redeemed
                                      to 1% in the        within 12 months
                                      sixth year and      of purchase(2)
                                      eliminated
                                      thereafter(2)
-----------------------------------------------------------------------------
Maximum Sales Charge on
Reinvested Dividends       None       None                None
-----------------------------------------------------------------------------
Exchange Fee               None       None                None
-----------------------------------------------------------------------------

1. If you invest more than $1 million in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares," below.
2. See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares - Buying Class C Shares," below, for more information on the contingent deferred sales charges.

       Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment adviser, OppenheimerFunds, Inc. (referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund Is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

Annual Fund Operating Expenses as a Percentage of Average Net
Assets

                                Class A    Class B   Class C
                                Shares     Shares    Shares
-----------------------------------------------------------------
Management Fees                 0.52%      0.52%     0.52%
-----------------------------------------------------------------
12b-1 Plan Fees                 0.23%      1.00%     1.00%
-----------------------------------------------------------------
Other Expenses                  0.17%      0.18%     0.23%
-----------------------------------------------------------------
Total Fund Operating Expenses   0.92%      1.70%     1.75%

     The numbers in the table above are based upon the Fund's expenses for the fiscal period January 1, 1996 to July 31, 1996 (the Fund's new fiscal year). These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. The 12b-1 Distribution Plan Fees for Class
A shares are Service Plan Fees (the maximum fee is 0.25% of average annual net assets of that class), and for Class B and Class C shares are the Distribution and Service Plan Fees (the service fee is 0.25% of average annual net assets of that class) and the asset-based sales charge of 0.75%. These plans are described in greater detail in "How to Buy Shares," below.

     The actual expenses for each class of shares in future years may be more or less than the numbers in the table, depending on a number of factors, including changes in the actual value of the Fund's assets represented by each class of shares.

       Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                 1 year    3 years    5 years    10 years*

Class A Shares   $56       $75        $ 96       $155
Class B Shares   $67       $84        $112       $161
Class C Shares   $28       $55        $ 95       $206

                 If you did not redeem your investment, it would incur the following expenses:

                 1 year    3 years    5 years    10 years*

Class A Shares   $56       $75        $96        $155
Class B Shares   $17       $54        $92        $161
Class C Shares   $18       $55        $95        $206

* In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charges. In the second example, Class A expenses include the initial sales charge, but Class B and C expenses do not include contingent deferred sales charges. The Class B expenses in years
7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and the contingent deferred sales charge, long-term Class B and Class C shareholders could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.

 These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected expenses or investment returns of the Fund, all of which may be more or less than those shown.


    A Brief Overview of the Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

   What is The Fund's Investment Objective? The Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is available from investing in Municipal Securities, while attempting to preserve capital.

   What Does the Fund Invest In?  To seek its objective, the
Fund primarily invests in municipal securities the interest from which is exempt from Federal individual income tax. The Fund may also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "Investment Objective and Policies," starting on page
__.

   Who Manages the Fund? The Fund's investment adviser (the "Manager") is OppenheimerFunds, Inc. which (including a subsidiary) manages investment company portfolios currently having over $55 billion in assets. The Manager is paid an advisory fee by the Fund, based on its assets. The Fund's portfolio managers, who are employed by the Manager, are Robert E. Patterson and Jerry Webman. They are primarily responsible for the selection of the Fund's securities. The Fund's Board of Trustees, elected by shareholders, oversees the investment adviser and the portfolio managers.
Please refer to "How the Fund is Managed," starting on page __ for more information about the Manager and its fees.

   How Risky is the Fund? All investments carry risks to some degree. The Fund's investments in municipal bonds are subject to changes in their value from a number of factors such as changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices. These changes affect the value of the Fund's investments and its price per share. The Fund may invest in "inverse floater" variable rate bonds, a type of derivative investment whose yields move in the opposite direction as short-term interest rates change. In the OppenheimerFunds spectrum, the Fund is more conservative than high yield bond funds but more aggressive than money market funds.

 While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Risks" starting on page __ for a more complete discussion.

   How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page __ for more details.

   Will I Pay a Sales Charge to Buy Shares? The Fund has three classes of shares. All three classes have the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 4.75%, and reduced for larger purchases. Class B and Class C shares are offered without a front-end sales charge, but if you sell your shares within six years, you will normally pay a contingent deferred sales charge that varies depending on how long you owned your shares. There is also an annual asset-based sales charge on Class B and Class C shares. Please review "How to Buy Shares" starting on page __ for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

   How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer, or by writing a check against your Fund account (available for Class A shares only). Please refer to "How to Sell Shares" starting on page __. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" starting on page __.

   How Has the Fund Performed? The Fund measures its performance by quoting its yield, tax-equivalent yield, average annual total return and cumulative total return, which measure historical performance. Those yields and returns can be compared to the yields and returns (over similar periods) of other funds.
Of course, other funds may have different objectives, investments, and levels of risk. The Fund's performance can also be compared to a broad market index, which we have done on pages __ and __.
Please remember that past performance does not guarantee future results.

Financial Highlights

 The table on the following pages presents selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose reports on the Fund's financial statements for the fiscal year ended December 31, 1995 and for the fiscal period January 1, 1996 to July 31, 1996 (the Fund's new fiscal year end), is included in the Statement of Additional Information. Class C shares were only offered during a portion of the fiscal year ended December 31, 1995, commencing on August 29, 1995.


                                                                         Class A
                                                                         ----------------------------------------------------

                                                                         Seven Months
                                                                         Ended July 31,  Year Ended December 31,
                                                                         1996(2)         1995         1994         1993
                         ====================================================================================================
                         Per Share Operating Data:
                         Net asset value, beginning of period               $9.98           $8.93       $10.44       $ 9.94
                         ----------------------------------------------------------------------------------------------------
                         Income (loss) from investment operations:
                         Net investment income                                .32             .54          .57          .59
                         Net realized and unrealized gain (loss)             (.25)           1.06        (1.52)         .74
                                                                          -------         -------     --------     --------
                         Total income (loss) from
                         investment operations                                .07            1.60         (.95)        1.33
                         ----------------------------------------------------------------------------------------------------
                         Dividends and distributions to shareholders:
                         Dividends from net investment income                (.31)           (.54)        (.56)        (.62)
                         Dividends in excess of net
                         investment income                                     --            (.01)          --           --
                         Distributions from net realized gain                  --              --           --         (.21)
                         Distributions in excess of net realized gain          --              --           --(4)        --
                         ----------------------------------------------------------------------------------------------------
                         Total dividends and distributions
                         to shareholders                                     (.31)           (.55)        (.56)        (.83)
                         ----------------------------------------------------------------------------------------------------
                         Net asset value, end of period                     $9.74           $9.98       $ 8.93       $10.44
                                                                          ========        ========     ========     ========

                         ====================================================================================================
                         Total Return, at Net Asset Value(5)                 0.77%          18.28%       (9.19)%      13.79%

                         ====================================================================================================
                         Ratios/Supplemental Data:
                         Net assets, end of period (in thousands)        $590,299        $634,473     $541,161     $608,128
                         ----------------------------------------------------------------------------------------------------
                         Average net assets (in thousands)               $606,509        $569,859     $582,038     $567,777
                         ----------------------------------------------------------------------------------------------------
                         Ratios to average net assets:
                         Net investment income                               5.58%(6)        5.65%        5.94%        5.71%
                         Expenses                                            0.92%(6)        0.88%        0.88%        0.88%
                         ----------------------------------------------------------------------------------------------------
                         Portfolio turnover rate(7)                         23.9%           25.1%        21.7%        30.2%


                         1. For the period from August 29, 1995 (inception of offering) to December 31,
                         1995.

                         2. The Fund changed its fiscal year end from December 31 to July 31.

                         3. For the period from March 16, 1993 (inception of offering) to December 31,
                         1993.

                         4. Less than $.005 per share.

                         5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

                         18 Oppenheimer Tax-Free Bond Fund

                                                   Class B                                             Class C
                      --------------------------   ------------------------------------------------    -----------------------------
                                                                                                                       Period
                                                   Seven Months                                        Seven Months    Ended
                                                   Ended July 31  Year Ended December 31,              Ended July 31,  Dec. 31,
                         1992         1991         1996(2)        1995        1994        1993(3)      1996(2)         1995(1)
                      ==============================================================================================================

                            $9.77        $9.33        $9.96          $8.92      $10.43      $10.22          $9.96         $9.58
                      --------------------------------------------------------------------------------------------------------------


                              .62          .64          .27            .47         .50         .41            .27           .15
                              .25          .45         (.23)          1.05       (1.52)        .43           (.23)          .39
                         --------     --------     --------       --------    --------    --------       --------      --------

                              .87         1.09          .04           1.52       (1.02)        .84            .04           .54
                      --------------------------------------------------------------------------------------------------------------


                             (.58)        (.65)        (.27)          (.47)       (.49)       (.42)          (.27)         (.15)

                               --           --           --           (.01)         --          --             --          (.01)
                             (.12)          --           --             --          --        (.21)            --            --
                               --           --           --             --          --(4)       --             --            --
                      --------------------------------------------------------------------------------------------------------------
                             (.70)        (.65)        (.27)          (.48)       (.49)       (.63)          (.27)         (.16)
                      --------------------------------------------------------------------------------------------------------------
                            $9.94        $9.77        $9.73          $9.96      $ 8.92      $10.43          $9.73         $9.96
                         ========     ========      =======        =======     =======     =======        =======       =======

                      ==============================================================================================================
                             9.20%       12.11%        0.43%         17.30%      (9.91)%       8.49%          0.40%         5.64%

                      ==============================================================================================================

                         $496,628     $394,115      $74,055        $72,488     $53,245     $33,024         $4,210        $1,975
                      --------------------------------------------------------------------------------------------------------------
                         $438,684     $319,081      $73,047        $63,669     $46,548     $16,444         $3,105        $1,506
                      --------------------------------------------------------------------------------------------------------------

                             6.34%        6.70%        4.79%(6)       4.84%       5.11%       4.54%(6)       4.72%(6)      4.49%(6)
                             0.94%        0.89%        1.70%(6)       1.68%       1.69%       1.74%(6)       1.75%(6)      1.64%(6)
                      --------------------------------------------------------------------------------------------------------------
                            34.2%        23.5%        23.9%          25.1%       21.7%       30.2%          23.9%         25.1%


                      6. Annualized.

                      7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1996 were $162,256,752 and $191,195,959, respectively.

                      See accompanying Notes to Financial Statements.


                      19  Oppenheimer Tax-Free Bond Fund

                        Notes to Financial Statements

--------------------------------------------------------------------------------
1. Significant          Oppenheimer Tax-Free Bond Fund (the Fund) is
   Accounting Policies  registered under the Investment Company Act of
                        1940, as amended, as a diversified, open-end
                        management investment company. On June 6, 1996,
                        the Board of Trustees elected to change the fiscal
                        year end of the Fund from December 31 to July 31.
                        Accordingly, these financial statements include
                        information for the seven month period from
                        January 1, 1996 to July 31, 1996. The Fund's
                        investment objective is to seek the maximum
                        current income exempt from Federal income taxes
                        for individual investors that is consistent with
                        preservation of capital. The Fund's investment
                        advisor is OppenheimerFunds, Inc. (the Manager).
                        The Fund offers Class A, Class B and Class C
                        shares. Class A shares are sold with a front-end
                        sales charge. Class B and Class C shares may be
                        subject to a contingent deferred sales charge. All
                        classes of shares have identical rights to
                        earnings, assets and voting privileges, except
                        that each class has its own distribution and/or
                        service plan, expenses directly attributable to a
                        particular class and exclusive voting rights with
                        respect to matters affecting a single class. Class
                        B shares will automatically convert to Class A
                        shares six years after the date of purchase. The
                        following is a summary of significant accounting
                        policies consistently followed by the Fund.
                        --------------------------------------------------------
                        Investment Valuation. Portfolio securities are
                        valued at the close of the New York Stock Exchange
                        on each trading day. Listed and unlisted
                        securities for which such information is regularly
                        reported are valued at the last sale price of the
                        day or, in the absence of sales, at values based
                        on the closing bid or asked price or the last sale
                        price on the prior trading day. Long-term and
                        short-term "non-money market" debt securities are
                        valued by a portfolio pricing service approved by
                        the Board of Trustees. Such securities which
                        cannot be valued by the approved portfolio pricing
                        service are valued using dealer-supplied
                        valuations provided the Manager is satisfied that
                        the firm rendering the quotes is reliable and that
                        the quotes reflect current market value, or are
                        valued under consistently applied procedures
                        established by the Board of Trustees to determine
                        fair value in good faith. Short-term "money market
                        type" debt securities having a remaining maturity
                        of 60 days or less are valued at cost (or last
                        determined market value) adjusted for amortization
                        to maturity of any premium or discount.
                        --------------------------------------------------------
                        Allocation of Income, Expenses, and Gains and
                        Losses. Income, expenses (other than those
                        attributable to a specific class) and gains and
                        losses are allocated daily to each class of shares
                        based upon the relative proportion of net assets
                        represented by such class. Operating expenses
                        directly attributable to a specific class are
                        charged against the operations of that class.
                        --------------------------------------------------------
                        Federal Taxes. The Fund intends to continue to
                        comply with provisions of the Internal Revenue
                        Code applicable to regulated investment companies
                        and to distribute all of its taxable income,
                        including any net realized gain on investments not
                        offset by loss carryovers, to shareholders.
                        Therefore, no federal income or excise tax
                        provision is required. At July 31, 1996, the Fund
                        had available for federal income tax purposes an
                        unused capital loss carryover of $114,000, which
                        expires in 2003.
                        --------------------------------------------------------
                        Trustees' Fees and Expenses. The Fund has adopted
                        a nonfunded retirement plan for the Fund's
                        independent trustees. Benefits are based on years
                        of service and fees paid to each trustee during
                        the years of service. During the seven months
                        ended July 31, 1996, a provision of $102,072 was
                        made for the Fund's projected benefit obligations,
                        and payments of $5,460 were made to retired
                        trustees, resulting in an accumulated liability of
                        $247,005 at July 31, 1996.
                        --------------------------------------------------------
                        Distributions to Shareholders. The Fund intends to
                        declare dividends separately for Class A, Class B
                        and Class C shares from net investment income each
                        day the New York Stock Exchange is open for
                        business and pay such dividends monthly.
                        Distributions from net realized gains on
                        investments, if any, will be declared at least
                        once each year.
                        --------------------------------------------------------
                        Classification of Distributions to Shareholders.
                        Net investment income (loss) and net realized gain
                        (loss) may differ for financial statement and tax purposes primarily because of premium amortization for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.
                                  During the seven months ended July 31, 1996,
                        the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the seven months ended July 31, 1996, amounts have been reclassified to reflect an increase in paid-in capital of $1,203,603, a decrease in undistributed net investment income of $222,173, and a decrease in accumulated net realized gain on investments of $981,430.

    Investment Objective and Policies

Objective. The Fund's objective is to seek as high a level of current interest income exempt from Federal income taxes as is available from investing in Municipal Securities (defined below), while attempting to preserve capital.

Investment Policies and Strategies. Under normal market conditions, the Fund attempts to invest 100% of its assets and, as a matter of fundamental policy, to invest at least 80% of its assets, in Municipal Securities.

 Dividends paid by the Fund derived from interest attributable to Municipal Securities will be exempt from Federal individual income taxes. Although exempt interest dividends will not be subject to federal income tax for Fund shareholders, a portion of such dividend which is derived from interest on certain "private activity" bonds may be an item of tax preference if you are subject to the federal alternative minimum tax. Any dividends derived from net interest income on taxable investments will be taxable as ordinary income (and any capital gains distributions will be taxable as capital gains) when distributed to shareholders.

   Can the Fund's Investment Objective and Policies Change?
The Fund has an investment objective, described above, as well as investment policies that it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and practices are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

 Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

   Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund ordinarily does not engage in the trading of securities for the purpose of realizing short-term gains, but the Fund may sell securities as the Manager deems advisable to take advantage of differentials in yield to accomplish the Fund's investment objective. The "Financial Highlights," above, show the Fund's portfolio turnover rate during the past fiscal years. While short-term trading increases portfolio turnover and may increase the Fund's transaction costs, the Fund incurs little or no brokerage costs because most of the Fund's portfolio transactions are principal trades without brokerage commissions.

Investment Risks.

 All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks, and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks collectively form the risk profile of the Fund.

 Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in some cases by using hedging techniques, changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

   Interest Rate Risks. In addition to credit risks, described below, Municipal Securities are subject to changes in value due to changes in prevailing interest rates. When prevailing interest rates fall, the values of outstanding Municipal Securities generally rise and (if purchased at principal amount) would sell at a premium. Conversely, when interest rates rise, the values of outstanding Municipal Securities generally decline and (if purchased at principal amount) would sell at a discount. The magnitude of these fluctuations will be greater when the average duration of the portfolio is longer.

   Credit Risks. Municipal Securities are also subject to credit risks. Credit risk relates to the ability of the issuer of a Municipal Security to make interest or principal payments on the security as they become due. While the Manager may rely to some extent on credit ratings by nationally recognized rating agencies, such as Standard & Poor's Corporation ("S&P"), Moody's Investor Services, Inc. ("Moody's") or Fitch Investor Services, Inc. ("Fitch") in evaluating the credit risk of securities selected for the Fund's portfolio, it may also use its own research and analysis. However, many factors affect an issuer's ability to make timely payments, and there can be no assurance that the credit risks of a particular security will not change over time.

   There are special risks in investing in derivative investments. The risks of investing in derivative investments include not only the ability of the issuer of the derivative investment to pay the amount due on the maturity of the investment, but also the risk that the underlying security or investment might not perform the way the Manager expected it to perform. That can mean that the Fund will realize less income than expected. Another risk of investing in derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

   Hedging instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.
If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option. Such losses might cause previously distributed short-term capital gains to be re-characterized as a non-taxable return of capital to shareholders.

 Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. These risks are described in greater detail in the Statement of Additional Information.

Investment Techniques and Strategies. The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional
Information contains more information about these practices, including limitations on their use that are designed to reduce some of the risks.

   Municipal Securities. Municipal Securities are municipal bonds and municipal notes, tax-exempt commercial paper, certificates of participation and other debt obligations issued by or on behalf of the states, the District of Columbia, their political subdivisions or any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, the interest from which is, in the opinion of bond counsel to the respective issuer at the time of issue, not subject to Federal individual income tax. No independent investigation has been made by the Manager as to the users of proceeds of bond offerings or the application of such proceeds.

                 "Municipal Bonds" are Municipal Securities that have a maturity when issued of one year or more, and "municipal notes" are Municipal Securities that have a maturity when issued of less than one year. The two principal classifications of Municipal
Securities are "general obligations" (secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest) and "revenue obligations" (payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source). The Fund may invest in Municipal Securities of both classifications.

   Investments in Taxable Securities and Temporary Defensive Investment Strategy. Under normal market conditions, the Fund may invest up to 20% of its assets in taxable investments, including
(i) certain "Temporary Investments" (described in the next paragraph); (ii) hedging instruments (described in "Hedging" below); and (iii) repurchase agreements (explained below).

 For temporary defensive purposes, the Fund may invest up to 100% of its total assets in "Temporary Investments," including: (i) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (ii) corporate debt securities rated within the three highest grades by Moody's, S&P, Fitch or another nationally recognized rating agency; (iii) commercial paper rated "A-1" by S&P, "Prime-1" by Moody's, "F-1" by Fitch or a comparable rating by another nationally recognized rating agency; and (iv) certificates of deposit of domestic banks with assets of $1 billion or more. The Fund may hold Temporary Investments pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions.

   Municipal Lease Obligations. Municipal leases may take the form of a lease or an installment purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities. The Fund may invest in certificates of participation that represent a proportionate interest in or right to the lease-purchase payment made under municipal lease obligations. Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may be applicable to Municipal Securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources; such revenue may be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed. While some municipal lease securities may be deemed to be "illiquid" securities (the purchase of which would be limited as described below in "Illiquid and Restricted Securities"), from time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.

   Floating Rate/Variable Rate Obligations.  Some of the
Municipal Securities the Fund may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. Such obligations may be secured by bank letters of credit or other credit support arrangements.

                   Inverse Floaters and Other Derivative Investments. The Fund may invest in variable rate bonds known as "inverse floaters."
These bonds pay interest at a rate that varies as the yields generally available on short-term tax-exempt bonds change.
However, the yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. When the yields on short-term tax-exempt bonds go up, the interest rate on the inverse floater goes down. When the yields on short-term tax-exempt bonds go down, the interest rate on the inverse floater goes up. As interest rates rise, inverse floaters produce less current income. Inverse floaters are a type of "derivative security," which is a specially designed investment whose performance is linked to the performance of another security or investment. Some inverse floaters have a "cap" whereby if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund anticipates that it would invest no more than 10% of its total assets in inverse floaters. The Fund may also invest in municipal derivative securities that pay interest that depends on an external pricing mechanism. Examples of external pricing mechanisms are interest rate swaps, municipal bond indices or swap indices.

   Ratings of Municipal Securities; Special Risks of Lower-
Rated Securities. No more than 25% of the Fund's total assets will be invested in Municipal Securities that at the time of purchase are not "investment-grade." "Investment grade" are those rated within the four highest rating categories of Moody's, S&P, Fitch or Duff's & Phelps or another nationally recognized statistical rating organization. If the securities are not rated, the Manager will determine the equivalent rating category for the purposes of this limitation. Municipal securities that are "pre-refunded" generally are collateralized by U.S. government securities placed in an escrow account, causing such pre-refunded issue to have essentially the same low risks of default as a triple-A rated security. (See Appendix A to the Statement of Additional Information for a description of these ratings.) A reduction in the rating of a security after its purchase by the Fund will not require the Fund to dispose of such security.

 Lower-grade Municipal Securities (sometimes called "municipal junk bonds") may be subject to greater market fluctuations and are subject to greater risks of loss of income and principal than higher-rated Municipal Securities, and may be considered to have some speculative characteristics. Securities that are or that have fallen below investment grade entail a greater risk that the ability of the issuers of such securities to meet their debt obligations will be impaired. There may be less of a market for lower-grade Municipal Securities and therefore they may be harder to sell at an acceptable price. These risks mean that the Fund may not achieve the expected income from lower-grade Municipal Securities, and that the Fund's income and net asset value per share may be affected by declines in value of these securities. However, the Fund's limitations on investment in non-investment grade Municipal Securities may reduce some of these risks.

   When-Issued and Delayed Delivery Transactions. The Fund may purchase Municipal Securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to make such purchases for speculative purposes. During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There may be a risk of loss if the value of the security declines prior to the settlement date.

   Puts and Stand-By Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal obligations held in its portfolio. Under a stand-by commitment or put option, the Fund would have the right to sell specified securities at a specific price on demand to the issuing broker-dealer or bank. The Fund will acquire stand-by commitments or puts solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

   Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized.
However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. Repurchase agreements having a maturity beyond seven days are subject to the limitation on investments by the Fund in illiquid or restricted securities. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

                   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional buyers. As a matter of fundamental policy, the Fund may not invest any portion of its assets in securities the public sale of which would require registration under the Securities Act of 1933. The Manager monitors holdings of illiquid securities on an ongoing basis and at times the Fund may be required to sell some holdings to maintain adequate liquidity.

   Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund must receive collateral for a loan. These loans are limited to not more than 25% of the value of the Fund's total assets. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year.

   Hedging. As described below, the Fund may purchase and sell certain kinds of futures contracts, put and call options, and options on futures and broadly-based municipal bond indices, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them, described below. The hedging instruments the Fund may use are described below and in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information.

 The Fund may buy and sell options and futures for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It may do so to try to manage its exposure to changing interest rates. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Fund's portfolio against price fluctuations.

 Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market. Writing covered call options may also provide income to the Fund for liquidity purposes, for defensive reasons, or to raise cash to distribute to shareholders.

    Futures. The Fund may buy and sell futures contracts that relate to (1) broadly-based municipal bond indices (these are referred to as Municipal Bond Index Futures) and (2) interest rates (these are referred to as Interest Rate Futures). The Fund may buy and sell futures contracts in an attempt to benefit from any performance of the future purchased relative to the performance of the future sold. These types of Futures are described in "Hedging" in the Statement of Additional Information.

    Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls).

 The Fund may buy calls only on securities, broadly-based municipal bond indices, Municipal Bond Index Futures or Interest Rate Futures, or to terminate its obligation on a call the Fund previously wrote. The Fund may write (that is, sell) covered call options. When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment).

 The Fund may purchase puts. Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. The Fund can buy only those puts that relate to (1) securities that the Fund owns, (2) broadly-based municipal bond indices, and (3) Municipal Bond Index Futures and Interest Rate Futures whether or not the Fund owns the particular Future in its portfolio. The Fund may not sell a put other than a put that it previously purchased.

 The Fund may buy and sell puts and calls only if certain conditions are met: (1) after the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls; (2) calls the Fund buys or sells must be listed on a securities or commodities exchange, or quoted on the Automated Quotation System ("NASDAQ") of The NASDAQ Stock Market, Inc., or traded in the over-the-counter market; (3) each call the Fund writes must be "covered" while it is outstanding (that means the Fund must own the investment on which the call was written); (4) the Fund may write calls on Futures contracts it owns, but these calls must be covered by securities or other liquid assets the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised;
(5) a call or put option may not be purchased if the value of all of the Fund's put and call options would exceed 5% of the Fund's total assets.

                   Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The
Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

Other Investment Restrictions. The Fund has other investment restrictions that are fundamental policies. Under these fundamental policies, the Fund cannot do any of the following:

   invest in securities or any other investment other than Municipal Securities, Temporary Investments, repurchase agreements, covered calls, Private Activity Municipal Securities and Hedging
Instruments described in "Investment Objective and Policies," above;

   lend any of its assets (repurchase agreements or the purchase of debt securities in accordance with the Fund's investment policies and restrictions are permitted); the Fund may also lend its portfolio securities as described in "Loans of Portfolio Securities";

   borrow money in excess of 10% of the value of its total assets; the Fund may borrow only from banks as a temporary measure for extraordinary or emergency purposes (not for the purpose of leveraging its investments); no assets of the Fund may be pledged, mortgaged or otherwise encumbered, transferred or assigned to secure a debt, however, escrow or other collateral arrangements in connection with Hedging Instruments are not prohibited;

   invest more than 5% of the value of its total assets in the securities of any one issuer (see "Diversification" in the Statement of Additional Information) nor acquire more than 10% of the total value of all outstanding securities of any one issuer (in both cases, this restriction does not apply to securities of the U.S. Government or its agencies or instrumentalities); or

                   concentrate investments to the extent of 25% of its total assets in any industry (see "Diversification" in the Statement of Additional Information); however, there is no limitation as to investment in Municipal Securities or in obligations issued by the U.S. Government and its agencies or instrumentalities.

 Unless the prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.


How the Fund is Managed

Organization and History. The Fund was originally incorporated in Maryland in 1976 but was reorganized in 1987 as a Massachusetts business trust. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest.

 The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and provides more information about them and the officers of the Fund. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

                 The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Each class has its own dividends and distributions, and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Shares of each class may have separate voting rights on matters in which the interests of one class are different from the interests of another class, and only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferable.

The Manager and its Affiliates. The Fund is managed by the Manager, which chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities.
The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

 The Manager has operated as an investment adviser since 1959.
The Manager (including a subsidiary) currently manages investment companies, including other Oppenheimer funds, with assets of more than $55 billion as of September 30, 1996, and with more than 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

   Portfolio Manager. The Portfolio managers of the Fund are Robert E. Patterson and Jerry Webman, Senior Vice Presidents of the Manager. Mr. Patterson and Mr. Webman are the persons principally responsible for the day-to-day management of the Fund's portfolio, and have had this responsibility since November, 1985 and April, 1996, respectively. Mr. Patterson and Mr. Webman also serve as officers and portfolio managers for other Oppenheimer funds. Previously, Mr. Webman was an officer and analyst with Prudential Mutual Funds Investment Management, Inc.

   Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager the following annual fees, which decline on additional assets as the Fund grows: 0.60% of the first $200 million of the Fund's average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion. The Fund's management fee for fiscal year ended July 31, 1996 was 0.52% of average annual net assets for Class A, Class B and Class C shares.

 The Fund pays expenses related to its daily operations, such as custodian fees, Trustee's fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

 There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions.
Because the Fund purchases most of its portfolio securities directly from the sellers and not through brokers, it therefore incurs relatively little expense for brokerage. From time to time it may use brokers when buying portfolio securities. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

   The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Distributor. The Distributor also distributes the shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

   The Transfer Agent. The Fund's Transfer Agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.

    Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "total return," "average annual total return," "standardized yield," "dividend yield," "yield" and "tax-equivalent yield" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different, as a result of the different kinds of expenses each class bears. These returns and yields measure the performance of a hypothetical investment in the Fund over various periods, and do not show the performance of each shareholder's investment (which will vary if dividends and distributions are received in cash, or shares are sold or purchased). The Fund's performance may be useful to help you see how well your investment has done and to compare it to other funds or a market index.

 It is important to understand that the Fund's yields and total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns and yields are calculated is contained in the Statement of Additional Information, which also contains information about indices and other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

   Total Returns. There are different types of "total returns" used to measure the Fund's performance. "Total return" is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

 When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. Total returns may also be quoted at "net asset value," without considering the effect of the sales charge, and those returns would be less if sales charges were deducted.

   Yield. Each class of shares calculates its yield by dividing the annualized net investment income per share on the portfolio during a 30-day period by the maximum offering price on the last day of the period. Tax-equivalent yield is the equivalent yield that would be earned in the absence of income taxes. It is calculated by dividing that portion of the yield that is tax-exempt by a factor equal to one minus the applicable tax rate. The yield of each class will differ because of the different expenses of each class of shares. The yield data represents a hypothetical investment return on the portfolio, and does not measure an investment return based on dividends actually paid to shareholders. To show that return, a dividend yield may be calculated. Dividend yield is calculated by dividing the dividends of a class derived from net investment income during a stated period by the maximum offering price on the last day of the period. Yields and dividend yields for Class A shares reflect the deduction of the maximum initial sales charge, but may also be shown based on the Fund's net asset value per share. Yields for Class B and Class C shares do not reflect the deduction of the contingent deferred sales charge.

How Has the Fund Performed? Below is a discussion by the Manager of the Fund's performance during its last fiscal years ended July
31, 1996, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

   Management's Discussion of Performance. During the Fund's fiscal year ended July 31, 1996, the Fund's performance was affected by several economic and market factors. The bond market during much of the period, weakened due in large part to investors' concerns that the economy was strengthening and interest rates would rise over the next term. A major factor on the Fund's performance was the portfolio manager's emphasis in pre-refunded bonds, with shorter maturities, which performed well compared to other municipal bonds. Another factor was the small percentage owned of municipal bonds trading at a discount. Discount bonds tend to be more volatile than bonds trading at par or a premium.

                   Comparing the Fund's Performance to the Market. The graphs below show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held from inception of the class through December 31, 1995 and July 31, 1996 with all dividends and capital gains distributions reinvested in additional shares. The graphs reflect the deduction of the 4.75% maximum initial sales charge on Class A shares, the applicable 3% contingent deferred sales charge for Class B shares, and the 1% contingent deferred sales charge on Class C shares during the first year.

 Because the Fund invests in a variety of Municipal Securities, the Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market.

 Index performance reflects the reinvestment of income but does not consider the effect of capital gains or transaction costs, and none of the data below shows the effect of taxes. Also, the Fund's performance data reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the Lehman Brothers Municipal Bond Index. Moreover, the index performance data does not reflect any assessment of the risk of the investments included in the index.

                           Comparison of Change
                            In Value of $10,000
                        Hypothetical Investments in
               Oppenheimer Municipal Bond Fund (Class A) and
                   Lehman Brothers Municipal Bond Index

                  [Graph with Class A shares of the Fund]


Avg Annual Total Return of the Fund at 7/31/961
A Shares 1 Year     5 Year     Life of Class
         2.07%      6.12%      7.03%

                           Comparison of Change
                            In Value of $10,000
                       Hypothetical Investments in:
               Oppenheimer Municipal Bond Fund (Class B) and
                   Lehman Brothers Municipal Bond Index

                  [Graph with Class B shares of the Fund]

Average Annual Total Return of the Fund at 7/31/962
B Shares 1 Year     Life of Class
         1.37%      3.75%

                           Comparison of Change
                            In Value of $10,000
                       Hypothetical Investments in:
               Oppenheimer Municipal Bond Fund (Class C) and
                   Lehman Brothers Municipal Bond Index

                  [Graph with Class C shares of the Fund]

Cumulative Total Return of the Fund at 7/31/963
C Shares Life of Class
         5.06%

     Total returns and the ending account value in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions.

1. Class A returns are shown net of the applicable 4.75% maximum initial sales charge. The inception of the Fund (Class A shares) was 10/27/76.
2. Class B shares of the Fund were first publicly offered on 3/16/93. The average annual total returns are shown net of the applicable 5% and 3% contingent deferred sales charges, respectively, for the 1-year period and the life of the class. The ending account value in the graph is net of the applicable 3% contingent deferred sales charge.
Past performance is not predictive of future performance.
3. Class C shares of the Fund were first publicly offered on August 29, 1995. The life-of-class is shown net of the applicable 1% contingent deferred sales charge.
Graphs are not drawn to same scale.

    ABOUT YOUR ACCOUNT

How to Buy Shares

Classes of Shares. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

       Class A Shares. If you buy Class A shares, you may pay an initial sales charge (on investments up to $1 million). If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months after your purchase, you may pay a contingent deferred sales charge. The amount of that sales charge value will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares," below.

       Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares, as described in "Buying Class B Shares," below.

      Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "Buying Class C Shares," below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

 In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to each class, and considered the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in.

 The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares, and not a combination of shares of different classes.

   How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on shares of Class B or Class C for which no initial sales charge is paid.

   Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than 7 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

 However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and Class B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

 And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

   Investing for the Longer Term. If you are investing for the longer-term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

 Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed performance return stated above, and therefore you should analyze your options carefully.

        Are There Differences In Account Features That Matter To You? Because some account features may not be available to Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares is better for you. For example, share certificates are not available for Class B or Class C shares and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting privileges are not available for Class B or Class C shares. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne solely by that class, such as the asset-based sales charge, as described below and in the Statement of Additional Information.

   How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charge and the asset-based sales charge is the same as the purpose of the front-end sales charge on sales of Class A shares, that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

   With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

   There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional
Information, or you can ask your dealer or call the Transfer
Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

   How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase (and redemption) orders. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

   Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

   Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, it is recommended that you discuss your investment first with a financial advisor to be sure that it is appropriate for you.

   Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds, or to transmit dividends and distributions to your bank account.

 Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink," below for more details.

   Asset Builder Plans.  You may purchase shares of the Fund
(and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the
Application and in the Statement of Additional Information.

   At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

 If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Special Sales Charge Arrangements for Certain Persons. Appendix A in this prospectus sets forth conditions for the waiver of, or exemption from sales charge or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the former Quest for Value Funds (as defined in that Appendix).

    Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                       Front-End Sales Charge       Commission as
                        As a Percentage of:         Percentage of
                     Offering          Amount       Offering
Amount of Purchase   Price             Invested     Price
-------------------------------------------------------------------
Less than $50,000      4.75%             4.98%         4.00%
-------------------------------------------------------------------
$50,000 or more but    4.50%             4.71%         4.00%
less than $100,000
-------------------------------------------------------------------
$100,000 or more but   3.50%             3.63%         3.00%
less than $250,000
-------------------------------------------------------------------
$250,000 or more but   2.50%             2.56%         2.25%
less than $500,000
-------------------------------------------------------------------
$500,000 or more but   2.00%             2.04%         1.80%
less than $1 million
-------------------------------------------------------------------
The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

   Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record commissions on those non-retirement plan purchases in an amount equal to the sum of 1.0%. That commission will be paid only on the amount of those purchases that were not previously subject to a front-end sales charge and dealer commission.

 If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

 In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

 No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.

   Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset
Builder Plans for their clients.

Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

 Additionally, you can add together current purchases of Class
A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value (at offering price). The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

   Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

        Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

 Waivers of Initial and Contingent Deferred Sales Charges for
Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

   the Manager or its affiliates;

   present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced
Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;


   registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

   employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

   dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares);

   directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

   accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts; or

   any unit investment trust that has entered into an appropriate agreement with the Distributor.

 Waivers of Initial and Contingent Deferred Sales Charges in
Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

    shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;


   shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

   shares purchased and paid for with the proceeds of shares redeemed in the prior 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

   shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.

 Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

   to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

   involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

   if, at the time a purchase order is placed for Class A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase).

        Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

 Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

 To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described below in "Waivers of Class B and Class C Sales Charges."

 The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Years Since Beginning of   Contingent Deferred Sales Charge
Month in which Purchase    On Redemptions in That Year
Order Was Accepted         (As % of Amount Subject to Charge)

0-1                        5.0%
------------------------------------------------------------
1-2                        4.0%
------------------------------------------------------------
2-3                        3.0%
------------------------------------------------------------
3-4                        3.0%
------------------------------------------------------------
4-5                        2.0%
------------------------------------------------------------
5-6                        1.0%
------------------------------------------------------------
6 and following            None
------------------------------------------------------------

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

   Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.
When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.



        Distribution and Service Plan for Class B Shares. The Fund has adopted a Distribution and Service Plan for Class B shares to compensate the Distributor for distributing Class B shares and servicing accounts. This Plan is described below under "Buying Class C Shares - Distribution and Service Plans for Class B and Class C Shares."

   Waivers of Class B Sales Charges. The Class B contingent deferred sales charge will not apply to shares purchased in certain types of transactions, nor will it apply to shares redeemed in certain circumstances, as described below under "Buying Class C
Shares - Waivers of Class B and Class C Sales Charges."

    Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

 To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.




        Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

 The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer.
After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

 The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.

 The Distributor currently pays sales commission of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

 The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

 The Distributor's actual expenses in selling Class B and Class
C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and Class C shares. If either Plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated. At December 31, 1995 and July 31, 1996, the end of the class B and Class C Plan year, the Distributor had incurred unreimbursed expenses under the Class B Plan of $2,467,348 and $2,743,714 (equal to 3.40% and 3.70% of the Fund's net assets represented by Class B shares on that date), and unreimbursed expenses under the Class C Plan of $46,280 and $74,173 (equal to 2.34% and 1.76% of the Fund's net assets represented by Class C shares on that date) which have been carried over into the present Plan year.

        Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

 Waivers for Redemptions in Certain Cases.  The Class B and
Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:

   following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration); or

   shares redeemed involuntarily, as described in "Shareholder
Account Rules and Policies," below.

 Waivers for Shares Sold or Issued in Certain Transactions.
The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

   shares sold to the Manager or its affiliates;

   shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; or

   shares issued in plans of reorganization to which the Fund is a party.

    Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

 AccountLink privileges should be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

   Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

   PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1-800-533-3310.

   Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

   Exchanging Shares.  With the OppenheimerFunds Exchange
Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special
PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

   Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.
Please refer to "How to Sell Shares," below for details.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

   Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Application and Statement of Additional Information for more details.

   Automatic Exchange Plans.  You can authorize the Transfer
Agent to automatically exchange an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge.
This privilege applies to Class A shares that you purchased with an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

How to Sell Shares

 You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing, by using the Fund's checkwriting privilege or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

        Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

   You wish to redeem more than $50,000 worth of shares and receive a check
   The redemption check is not payable to all shareholders listed on the account statement
   The redemption check is not sent to the address of record on your account statement
   Shares are being transferred to a Fund account with a different owner or name
   Shares are redeemed by someone other than the owners (such as an Executor)

   Where Can I Have My Signature Guaranteed?  The Transfer
Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Selling Shares by Mail. Write a "letter of instructions" that includes:

   Your name
   The Fund's name
   Your Fund account number (from your account statement)
   The dollar amount or number of shares to be redeemed
   Any special payment instructions
   Any share certificates for the shares you are selling
   The signatures of all registered owners exactly as the account is registered, and
   Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270, Denver, Colorado 80217

Send courier or Express Mail requests to:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held under a share certificate by telephone.

   To redeem shares through a service representative, call
1-800-852-8457
   To redeem shares automatically on PhoneLink, call 1-800-533-
3310

 Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

   Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

   Telephone Redemptions Through AccountLink or By Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

 Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account. The bank must be a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.

Checkwriting. To be able to write checks against your Fund account, you may request that privilege on your account Application, or you can contact the Transfer Agent for signature cards which must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1-800-525-7048 to request checkwriting for an account in this Fund with the same registration as the previous checkwriting account.

   Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or custodian.
   Checkwriting privileges are not available for accounts holding Class B or Class C shares, or Class A shares that are subject to a contingent deferred sales charge.
   Checks must be written for at least $100.
   Checks cannot be paid if they are written for more than your account value. Remember: your shares fluctuate in value and you should not write a check close to the total account value.
   You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
   Don't use your checks if you changed your Fund account number.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

    How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain
Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

       Shares of the fund selected for exchange must be available for sale in your state of residence
       The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege
       You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day
       You must meet the minimum purchase requirements for the fund you purchase by exchange
       Before exchanging into a fund, you should obtain and read its prospectus.

     Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be "Class A" shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

     Exchanges may be requested in writing or by telephone:

       Written Exchange Requests.  Submit an OppenheimerFunds
Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell
Shares."

       Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457, or by using PhoneLink for automated exchanges by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

     There are certain exchange policies you should be aware of:

       Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.

       Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

       The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

       For tax purposes, exchanges of shares involve a redemption of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

       If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

       Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange, which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

       The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

       Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

       The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

       Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

       Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

       The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.

       Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within seven days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within three business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

       Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

       Under unusual circumstances, shares of the Fund may be redeemed "in kind", which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

       "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.

       The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How to Buy Shares," you may be subject to a contingent deferred sales charges when redeeming certain Class A, Class B and Class C shares.

       To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

    Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B and Class C shares from net tax-exempt income and/or net investment income each regular business day and pays those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds (funds credited to a member's bank account at the Federal Reserve Bank) are available from the purchase payment for such shares. The amount of dividends and distributions may vary from time to time, depending upon market conditions, the composition of the Fund's portfolio, and expenses borne by that class. It is expected that distributions paid with respect to Class A shares will generally be higher than for Class
B and Class C shares because expenses allocable to Class B and Class C shares will generally be higher.

     The Fund has adopted the practice, to the extent consistent with the amount of the Fund's net investment income and other distributable income, of attempting to pay dividends on Class A shares at a constant level, although the amount of such dividends may be subject to change from time to time depending on market conditions, the composition of the Fund's portfolio and expenses borne by the Fund or borne separately by that Class. The practice of attempting to pay dividends on Class A shares at a constant level requires the Manager, consistent with the Fund's investment objective and investment restrictions, to monitor the Fund's portfolio and select higher yielding securities when deemed appropriate to maintain necessary net investment income levels. The Fund anticipates paying dividends at the targeted dividend level from net investment income and other distributable income without any impact on the Fund's net asset value per share. The Board of Trustees may change the Fund's targeted dividend level at any time, without prior notice to shareholders; the Fund does not otherwise have a fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year. Short-term capital gains are treated as taxable dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

       Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.
       Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.
       Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.
       Reinvest Your Distributions in Another Oppenheimer Funds Account. You can reinvest all distributions in another Oppenheimer fund account you have established.

Taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Dividends paid from net investment income earned by the Fund on Municipal Securities will be excludable from your gross income for Federal income tax purposes. A portion of the dividends paid by the Fund may be an item of tax preference if you are subject to the alternative minimum tax. Distributions are subject to federal income tax and may be subject to state or local taxes. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

       "Buying a Dividend". When a fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or a taxable capital gain.

       Taxes on transactions. Even though the Fund seeks tax-exempt income for distribution to shareholders, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

       Returns of Capital. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

     This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

APPENDIX A

Special Sales Charge Arrangements for Shareholders of the Fund
Who Were Shareholders of the Former Quest for Value Funds


The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges

  Reduced Class A Initial Sales Charge Rates for Certain Former
Quest Shareholders

       Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

                      Front-End       Front-End      Commission
                      Sales Charge    Sales Charge   as
                      as a            as a           Percentage
Number of             Percentage      Percentage     of
Eligible Employees    of Offering     of Amount      Offering
or Members            Price           Invested       Price
-----------------------------------------------------------------
9 or fewer            2.50%           2.56%          2.00%
-----------------------------------------------------------------
At least 10 but not
more than 49          2.00%           2.04%          1.60%

 For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages 28 and 29 of this Prospectus.

 Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

      Special Class A Contingent Deferred Sales Charge Rates.
Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995 will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

  Waiver of Class A Sales Charges for Certain Shareholders. Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

   Shareholders of the Fund who were shareholders of the AMA
Family of Funds on February 28, 1991 and who acquired shares of any Former Quest for Value Fund by merger of a portfolio of the AMA
Family of Funds.

   Shareholders of the Fund who acquired shares of any Former
Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

  Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

   Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers

   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995 in connection with: (i) withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and
(ii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

  Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (2) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (3) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

                          APPENDIX TO PROSPECTUS OF
                      OPPENHEIMER MUNICIPAL BOND FUND

 Graphic material included in Prospectus of Oppenheimer
Municipal Bond Fund: "Comparison of Change in Value of $10,000
Hypothetical Investments in Oppenheimer Municipal Bond Fund and the Lehman Bros. Municipal Bond Index.

 Linear graphs will be included in the Prospectus of Oppenheimer Municipal Bond Fund (the "Fund") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in (i) Class A shares of the Fund for each of the Fund's ten most recently completed fiscal years, (ii) Class B shares of the Fund for the period March 16, 1993 (commencement of class) through December 31, 1995 and July 31, 1996, and (iii) Class C shares of the Fund for the period August 29, 1995 (commencement of the class) to December 31, 1995 and July 31, 1996, and comparing such values with the same investments over the same time periods in the Lehman Brothers Municipal Bond Index. Set forth below are the relevant data points that will appear on the linear graph. Additional information with respect to the foregoing, including a description of the Lehman Brothers Municipal Bond Index, is set forth in the Prospectus under "Fund Information - Management's Discussion of Performance."

                    Oppenheimer            Lehman Brothers
Fiscal Year         Municipal Bond Fund    Municipal Bond Index
(Period) Ended      Class A Shares         Bond Index
12/31/85            $ 9,525                $10,000
12/31/86            $11,406                $11,932
12/31/87            $11,406                $12,111
12/31/88            $12,550                $13,342
12/31/89            $13,733                $14,781
12/31/90            $14,547                $15,850
12/31/91            $16,309                $17,784
12/31/92            $17,755                $19,351
12/31/93            $20,107                $21,728
12/31/94            $18,259                $20,603
12/31/95            $21,596                $24,204
7/31/96             $21,763                $24,313

                    Oppenheimer            Lehman Brothers
Fiscal Year         Municipal Bond Fund    Municipal Bond Index
(Period) Ended      Class B Shares         Bond Index
03/16/93            $10,000                $10,000
12/31/93            $10,848                $10,826
12/31/94            $ 9,774                $10,266
12/31/95            $11,465                $12,060
7/31/96             $11,323                $12,114


                    Oppenheimer            Lehman Brothers
Fiscal Year         Municipal Bond Fund    Municipal Bond Index
(Period) Ended      Class C Shares         Bond Index
08/29/95            $10,000                $10,000
12/31/95            $10,564                $10,478
7/31/96             $10,506                $10,525

    Oppenheimer Municipal Bond Fund
Two World Trade Center
New York, New York 10048-0203

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado 80202

Counsel
Gordon Altman Butowsky Weitzen Shalov & Wein
114 West 47th Street
New York, New York  10036

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

PR0310.001.1196   Printed on recycled paper






    Oppenheimer Municipal Bond Fund

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048

Statement of Additional Information dated November 21, 1996


     This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 21, 1996. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                       Page

About the Fund
Investment Objective and Policies. . . . . . . . . . . . . . . . . . . . .
   Investment Policies and Strategies. . . . . . . . . . . . . . . . . . .
   Other Investment Techniques and Strategies. . . . . . . . . . . . . . .
   Other Investment Restrictions . . . . . . . . . . . . . . . . . . . . .
How the Fund is Managed. . . . . . . . . . . . . . . . . . . . . . . . . .
   Organization and History. . . . . . . . . . . . . . . . . . . . . . . .
   Trustees and Officers of the Fund . . . . . . . . . . . . . . . . . . .
   The Manager and Its Affiliates. . . . . . . . . . . . . . . . . . . . .
Brokerage Policies of the Fund . . . . . . . . . . . . . . . . . . . . . .
Performance of the Fund. . . . . . . . . . . . . . . . . . . . . . . . . .
Distribution and Services Plans. . . . . . . . . . . . . . . . . . . . . .
About Your Account
How To Buy Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
How To Sell Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .
How to Exchange Shares . . . . . . . . . . . . . . . . . . . . . . . . . .
Dividends, Capital Gains and Taxes . . . . . . . . . . . . . . . . . . . .
Additional Information About the Fund. . . . . . . . . . . . . . . . . . .
Financial Information About the Fund
Independent Auditors' Report . . . . . . . . . . . . . . . . . . . . . . .
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .
Appendix A: Municipal Bond Ratings . . . . . . . . . . . . . . . . . . .A-1
Appendix B: Tax-Equivalent Yield Table . . . . . . . . . . . . . . . . .B-1
Appendix C: Industry Classifications . . . . . . . . . . . . . . . C-1

ABOUT THE FUND

Investment Objective and Policies

Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Certain capitalized terms used in this Statement of Additional Information have the same meaning as those terms used in the Prospectus.

     The Fund will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, should interest rates decrease after a security is purchased, normally its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other considerations, the Fund believes such disposition advisable or it needs to generate cash to satisfy redemptions. In such cases, the Fund may realize a capital gain or loss. The annual rate of portfolio turnover is not expected to exceed 100%.

     There are, of course, variations in the security of Municipal Securities, both within a particular classification and between classifications, depending on numerous factors. The yields of Municipal Securities depend on, among other things, general conditions of the Municipal Securities market, size of a particular offering, the maturity of the obligation and rating of the issue.

Municipal Securities. The types of Municipal Securities in which the Fund may invest are described in the Prospectus under "The Fund and its Investment Policies." A discussion of the general characteristics of types of Municipal Securities follows below.

       Municipal Bonds. The principal classifications of long-term municipal bonds are "general obligation" and "revenue" or "industrial development" bonds.

            General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

            Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

            Industrial Development Bonds. Industrial development bonds, which are considered municipal bonds if the interest paid is exempt from federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

       Municipal Notes. Municipal Securities having a maturity when issued of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs and include:

            Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities.
Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

            Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as Federal revenues available under the Federal revenue-sharing programs.

            Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

            Construction Loan Notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration.

       Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

       Municipal Lease Obligations. While some municipal lease obligations purchased by the Fund may be deemed to be illiquid securities (the purchases of which will be limited as described in the Prospectus), from time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate: (1) the frequency of trades and price quotations for such securities;
(2) the number of dealers or other potential buyers willing to purchase or sell such securities; (3) the availability of market-makers; and (4) the nature of the trades for such securities. The Manager will also evaluate the likelihood of a continuing market for such securities throughout the time they are held by the Fund and the credit quality of the instrument. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may be applicable to Municipal Securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources; such revenue may be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

     In addition to the risk of "non-appropriation," municipal lease securities do not yet have a highly developed market to provide the degree of liquidity of conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund.

        Floating Rate/Variable Rate Obligations. Floating rate and variable rate demand notes are tax-exempt obligations which may have a stated maturity in excess of one year, but may include features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of such notes normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days notice to the holder. The interest rate on a floating rate demand note is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of no less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.
The Fund's investment manager, OppenheimerFunds, Inc. (the "Manager") may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

       Inverse Floaters and Other Derivative Investments. Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuation. Embedded caps hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed the pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

       Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on Municipal Securities. The Tax Reform Act generally does not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on obligations issued by or on behalf of state or local government, the proceeds of which are used to finance the operations of such governments (e.g., general obligation bonds) continues to be tax-exempt. However, the Tax Reform Act further limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds (other than those specified as "qualified" tax-exempt private activity bonds, e.g., exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified
Section 501(c)(3) bonds, qualified student loan bonds, etc.) is taxable under the revised rules.

     Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. Further, a private activity bond which would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision is applicable primarily to exempt facility bonds, including industrial development bonds. The Fund may not be an appropriate investment for entities which are "substantial users" (or persons related thereto) of such exempt facilities, and such persons should consult their own tax advisers before purchasing shares. A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such investor or the investor's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds. In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds. That value may also be affected by a 1988 U.S. Supreme Court decision upholding the constitutionality of the imposition of a Federal tax on the interest earned on Municipal Securities issued in bearer form.

     A Municipal Security is treated as a taxable private activity bond under a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold. (The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.) Under the private loan restriction, the amount of bond proceeds which may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds. Thus, certain issues of Municipal Securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously paid to shareholders.

     The Federal alternative minimum tax is designed to ensure that all taxpayers pay some tax, even if their regular tax is zero.
This is accomplished in part by including in taxable income certain tax preference items in arriving at alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of its proportionate share of the interest on such bonds received by the regulated investment company. The U.S. Treasury is authorized to issue regulations implementing this provision. In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income. The Fund may hold Municipal Securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the
Fund) will be subject to the Federal alternative minimum tax on individuals and corporations. The Fund anticipates that under normal circumstances it will not purchase any such securities in an amount greater than 20% of the Fund's total assets.

       Ratings of Municipal Securities. Ratings by Moody's, S&P and Fitch (see Appendix A) represent their respective opinions of the quality of the Municipal Securities they undertake to rate. However, such ratings are general and are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields, while Municipal Securities of the same maturity and coupon with different ratings may have the same yield. Investment in lower quality securities may produce a higher yield than securities rated in the higher rating categories described in the Prospectus (or judged by the Manager to be of comparable quality). However, the added risk of lower quality securities might not be consistent with a policy of preservation of capital.

     Subsequent to its purchase by the Fund, a Municipal Security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard & Poor's, or Fitch change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

Other Investment Techniques and Strategies

       When-Issued and Delayed Delivery Transactions. As stated in the Prospectus, the Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by the Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation; the value at delivery may be less than the purchase price. The Fund will identify to its Custodian cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made.

     The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. If the Fund chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.

     To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objective and policies and not for the purposes of investment leverage. The Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above), when-issued securities and forward commitments may be sold prior to settlement date. In addition, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.

     When-issued transactions and forward commitments can be used by the Fund as a defensive technique to use against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

       Puts and Standby Commitments. When the Fund buys Municipal Securities, it may obtain a standby commitment to repurchase the securities that entitles it to achieve same-day settlement from the purchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A put purchased in conjunction with a Municipal Security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price. The Fund may pay for a standby commitment or put either separately in cash or by paying a higher price for the securities acquired subject to the standby commitment or put. The Fund will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere. Puts and standby commitments are not transferrable by the Fund, and therefore terminate if the Fund sells the underlying security to a third party. The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Fund to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller which could jeopardize the Fund's business relationships with the seller. Any consideration paid by the Fund for the put or standby commitment (which increases the cost of the security and reduces the yield otherwise available from the security) will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from Municipal Securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying Municipal Securities.

       Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor (a U.S. commercial bank, the U.S. branch of a foreign bank or a broker-dealer that has been designated a primary dealer in government securities, which must meet the credit requirements set by the Fund's Board of Trustees from time to time) for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

       Illiquid and Restricted Securities. The Fund has percentage limitations that apply to purchases of restricted and illiquid securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

       Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit, securities of the U.S. Government (or its agencies or instrumentalities) or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may pay reasonable finder's, administrative or other fees. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

       Hedging. As described in the Prospectus, the Fund may employ one or more types of hedging instruments. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may:
(i) sell Interest Rate Futures or Municipal Bond Index Futures,
(ii) buy puts on such Futures or securities, or (iii) write covered calls on securities, Interest Rate Futures or Municipal Bond Index Futures (as described in the Prospectus). Covered calls may also be written on debt securities to attempt to increase the Fund's income. When hedging to permit the Fund to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities (which the Fund will normally purchase, and then terminate that hedging position), the Fund may: (i) buy Interest Rate Futures or Municipal Bond Index Futures, or (ii) buy calls on such Futures or on securities.

     The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's investment activities in the underlying cash market. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective and are legally permissible and disclosed in the Prospectus. Additional information about the hedging instruments the Fund may use is provided below.

       Writing Covered Call Options. When the Fund writes a call on a security, it receives a premium and agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the underlying security) regardless of market price changes during the call period. The Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls, and when distributed by the Fund are taxable as ordinary income. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or were exercised.

     The Fund may also write calls on Futures without owning a futures contract or deliverable securities, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice as to that Future put the Fund in a short futures position.

       Interest Rate Futures. The Fund may buy and sell futures contracts relating to debt securities ("Interest Rate Futures") and municipal bond indices ("Municipal Bond Index Futures," discussed below). An Interest Rate Future obligates the seller to deliver and the purchaser to take a specific type of debt security or cash to settle the futures transaction, or to enter into an offsetting contract. Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills, with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under certain specified conditions. As the Future is marked to market to reflect changes in its market value, (that is, its value on the Fund's books is changed) subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.

     The Fund may concurrently buy and sell Futures contracts in an attempt to benefit from any outperformance of the Future purchased relative to the performance of the Future sold. For example, the Fund might buy Municipal Bond Futures and sell U.S. Treasury Bond Futures (a type of Interest Rate Future). This type of transaction would generally be profitable to the Fund if municipal bonds outperform U.S. Treasury bonds after duration has been considered. Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond to decline about 3%. Risks of this type of Futures transaction, using the example above, would include (1) outperformance of U.S. Treasuries relative to municipal bonds, on a duration-adjusted basis, and (2) duration mismatch, with duration of municipal bonds relative to U.S. Treasuries being greater than anticipated.

     Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment, in cash or U.S. Treasury bills, with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the future broker's name; however, the futures broker can gain access to that account only under certain specified conditions. As the Future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.

     At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although Interest Rate Futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

     The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sell a call, or an underlying investment in connection with the exercise of a put or call. Those commissions may be higher than the commissions for direct purchases or sales of the underlying investments.

     Premiums paid for options are small in relation to the market value of the underlying investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

       Municipal Bond Index Futures. A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal Bond Index Futures are similar to Interest Rate Futures except that settlement is made in cash. The obligation under such contracts may also be satisfied by entering into an offsetting contract to close out the futures position. Net gain or loss on options on Municipal Bond Index Futures depends on the price movements of the securities included in the index. The strategies which the Fund employs regarding Municipal Bond Index Futures are similar to those described above with regard to Interest Rate Futures.

       Purchasing Calls and Puts. When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on Municipal Bond Index Futures, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

     When the Fund purchases a call or put on a municipal bond index, Municipal Bond Index Future or Interest Rate Future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the debt securities market generally) rather than on price movements in individual futures contracts.

     When the Fund purchases a put, it pays a premium and, except as to puts on municipal bond indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a debt security, Interest Rate Future or Municipal Bond Index Future the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment. The put may, however, be sold prior to expiration (whether or not at a profit).

     The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its portfolio turnover rate. The exercise by the Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions may be higher on a relative basis than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options as to underlying investments are small in relation to the market value of such investments and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

       Interest Rate Swap Transactions.   Swap agreements entail
both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements.

     A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

       Additional Information about Hedging Instruments and Their Use. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option.

     When the Fund writes an over-the-counter("OTC") option, it intends to into an arrangement with a primary U.S. Government securities dealer which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security ("in-the-money"). For any OTC option the Fund writes, it will treat as illiquid (for purposes of its restriction on illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it. The Securities and Exchange Commission is evaluating the general issue of whether or not OTC options should be considered as liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

       Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of futures and options on futures as established by the Commodity Futures Trading Commission ("CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial Futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

     Transactions in options by the Fund are subject to limitations established by the option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transaction. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Due to requirements under the Investment Company Act, when the Fund purchases an Interest Rate Future or Municipal Bond Index Future, the Fund will maintain, in a segregated account or accounts with its Custodian, cash or readily marketable short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the investments underlying such Future, less the margin deposit applicable to it.

       Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). One of the tests for such qualification is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. To comply with this 30% cap, the Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Interest Rate Futures and Municipal Bond Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (ii) writing calls on investments held less than three months; (iii) purchasing calls or puts which expire in less than three months; (iv) effecting closing transactions with respect to calls or puts purchased less than three months previously; and (v) exercising puts or calls held by the Fund for less than three months.

       Risks of Hedging with Options and Futures. In addition to the risks associated with hedging discussed in the Prospectus and above, there is a risk in using short hedging by (i) selling Interest Rate Futures and Municipal Bond Index Futures of (ii) purchasing puts on municipal bond indices or Futures to attempt to protect against declines in the value of the Fund's securities.
The risk is that the prices of such Futures or the applicable index will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

     The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the Hedging Instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged if the historical volatility of the prices of such debt securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used Hedging Instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the Hedging Instruments and also experience a decline in value of its debt securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     If the Fund uses Hedging Instruments to establish a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Interest Rate Futures, Municipal Bond Index Futures and/or calls on such Futures or debt securities, it is possible that the market may decline; if the Fund then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the debt securities purchased.

Other Investment Restrictions

     The Fund's most significant investment restrictions are described in the Prospectus. The following investment restrictions are fundamental policies of the Fund. Fundamental policies, including the Fund's investment objective, can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares.

     Under these additional restrictions, the Fund cannot do any of the following:

       invest in real estate, but this shall not prevent the Fund from investing in Municipal Securities or other permitted securities secured by real estate or interests therein;

       purchase securities on margin, but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; and furthermore, the Fund may make margin deposits in connection with the use of hedging instruments as permitted by any of its other fundamental policies;

       make short sales of securities;

       underwrite securities or invest in securities subject to restrictions on resale;

       invest in or hold securities of any issuer (see
"Diversification," below) if those officers and Trustees of the Fund or the Manager beneficially owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

       invest in securities of any other investment company, except in connection with a merger with another investment company; or

       issue any bonds, debentures or senior equity securities.

     In connection with the qualification of its shares in certain states, the Fund has undertaken that in addition to the above, it will not (1) invest in oil, gas or other mineral leases, or (2) purchase or sell real property including real estate limited partnership interest. In the event that the Fund's shares cease to be qualified under such laws or if such undertakings otherwise cease to be operative, the Fund would not be subject to such restrictions.

       Diversification.   For purposes of diversification under the
Investment Company Act and the restrictions on investing in any "issuer" above and in the Prospectus, the identification of the issuer of a Municipal Security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, such guarantee would be considered a separate security and would be treated as an issue of such government or other agency.


     For purposes of the Fund's policy not to concentrate its assets, described in the Prospectus, the Fund has adopted the industry classifications set forth in Appendix C to this Statement of Additional Information. These industry classifications are not a fundamental policy. In applying the Fund's policy not to concentrate its assets, the Manager will consider a nongovernmental user of facilities financed by industrial development bonds as being in a particular industry, despite the fact that such bonds are Municipal Securities as to which there is no industry concentration limitation. Although this application of the restriction is not technically a fundamental policy of the Fund, it will not be changed without shareholder approval. The Manager has no present intention of investing more than 25% of the total assets of the Fund in securities of issuers located in the same state, or in securities paying interest from revenues of similar types of projects. Neither of these are fundamental policies, and therefore, either of them may be changed without shareholder approval. Should any such change be made, the Prospectus and/or this Statement of Additional Information will be supplemented to reflect the change.


How the Fund Is Managed

Organization and History. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

     The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

    Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. The address of each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Trustees (except Ms. Macaskill who is not a director of Oppenheimer Money Market Fund, Inc.) are also trustees or directors of Oppenheimer Fund, Oppenheimer Growth Fund, Oppenheimer Global Fund, Oppenheimer Money Market Fund, Inc., Oppenheimer U.S. Government Trust, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Discovery Fund, Oppenheimer Enterprise Fund, Oppenheimer Target Fund, Oppenheimer Asset Allocation Fund, Oppenheimer Global Emerging Growth Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer International Growth Fund, Oppenheimer California Municipal Fund, Oppenheimer New York Municipal Fund, Oppenheimer Multi-State Municipal Trust, Oppenheimer Multi-Sector Income Trust, Oppenheimer World Bond Fund and Oppenheimer Series Fund, Inc. (collectively, the "New York-based Oppenheimer funds"). Ms. Macaskill and Messrs. Spiro, Donohue, Bowen, Zack, Bishop and Farrar respectively, hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of October 25, 1996, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager (for which plan one of the Trustees and an officer listed below, Ms. Macaskill, and one of the officers, Mr. Donohue, are trustees), other than the shares beneficially owned under the plan by the officers of the Fund listed above.

     Leon Levy, Chairman of the Board of Trustees; Age 71
     31 West 52nd Street, New York, New York 10019
     General Partner of Odyssey Partners, L.P. (investment partnership) and Chairman of Avatar Holdings Inc. (real estate development).

     Robert G. Galli, Trustee; Age 63
     Vice Chairman of OppenheimerFunds, Inc. (the "Manager"); formerly he held the following positions: Vice President and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; Executive Vice President & General Counsel and a director of the Manager and OppenheimerFunds Distributor, Inc. (the "Distributor"), Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") and Centennial Asset Management Corporation ("Centennial"), investment adviser subsidiaries of the Manager, a director of Shareholder Financial Services, Inc. ("SFSI") and Shareholder Services, Inc. ("SSI"), transfer agent subsidiaries of the Manager, and an officer of other Oppenheimer funds.

     Benjamin Lipstein, Trustee; Age 73
     591 Breezy Hill Road, Hillsdale, New York 12529
     Professor Emeritus of Marketing, Stern Graduate School of
     Business Administration, New York University; a Director of
     Sussex Publishers, Inc. (Publishers of Psychology Today and
     Mother Earth News) and of Spy Magazine, L.P.

     Bridget A. Macaskill, President and Trustee; Age 48* President, Chief Executive Officer and a Director of the Manager, Chairman and a Director of SSI, President and a Director of OAC, HarbourView, and Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc.; formerly an Executive Vice President of the Manager.

     Elizabeth B. Moynihan, Trustee; Age 67
     801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
     Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), and the National Building Museum; a member of the Trustees Council, the Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.

     Kenneth A. Randall, Trustee; Age 69
     6 Whittaker's Mill, Williamsburg, Virginia 23185
     A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil and gas producer), Enron-Dominion Cogen Corp. (cogeneration company), Kemper Corporation (insurance and financial services company), Fidelity Life Association (mutual life insurance company); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

     Edward V. Regan, Trustee; Age 66
     40 Park Avenue, New York, New York 10016
     Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of GranCare, Inc. (health care provider); formerly New York State Comptroller and a trustee, New York State and Local Retirement Fund.

     Russell S. Reynolds, Jr., Trustee; Age 64
     200 Park Avenue, New York, New York 10166
     Founder, Chairman of Russell Reynolds Associates, Inc.
     (executive recruiting); Chairman of Directorship, Inc.
     (consulting and publishing); a director of XYAN Inc.
     (printing), Professional Staff Limited and American Scientific Resources, Inc.; a trustee of Mystic Seaport Museum,
     International House, Greenwich Historical Society and
     Greenwich Hospital.

____________________
* A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.

     Sidney M. Robbins, Trustee; Age 84
     50 Overlook Road, Ossining, New York 10562
     Chase Manhattan Professor Emeritus of Financial Institutions, Graduate School of Business, Columbia University; Visiting Professor of Finance, University of Hawaii; Emeritus Funding Director of The Korea Fund, Inc. (a closed-end investment company); a member of the Board of Advisors, Olympus Private Placement Fund, L.P.; Professor Emeritus of Finance, Adelphi University.

     Donald W. Spiro, Vice Chairman and Trustee; Age 69*
     Chairman Emeritus and a director of the Manager; formerly
     Chairman of the Manager and OppenheimerFunds Distributor, Inc. (the "Distributor").

     Pauline Trigere, Trustee; Age 83
     498 Seventh Avenue, New York, New York 10018
     Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

     Clayton K. Yeutter, Trustee; Age 65
     1325 Merrie Ridge Road, McLean, Virginia 22101
     Of Counsel to Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery), IMC Global Inc. (chemicals and animal feed) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

     Robert E. Patterson, Vice President and Portfolio Manager; Age
     53
     Senior Vice President of the Manager; an officer of other
     Oppenheimer funds.

     Jerry A. Webman, Vice President and Portfolio Manager; Age 46 Senior Vice President of the Manager; an officer of other Oppenheimer funds; previously an officer and analyst with Prudential Mutual Funds -- Investment Management, Inc..

     Andrew J. Donohue, Secretary; Age 46
     Executive Vice President and General Counsel of the Manager and the Distributor; President and a director of Centennial; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI, and Oppenheimer Partnership Holdings, Inc.; President and director of Oppenheimer Real Asset Management, Inc.; General Counsel of OAC; Executive Vice President, Chief Legal Officer and a director of MultiSource Services, Inc. (a broker-dealer); an officer of other Oppenheimer funds; formerly Senior Vice President and Associate General Counsel of the Manager and the Distributor, partner in Kraft & McManimon (a law firm), an officer of First Investors Corporation (a broker-dealer) and First Investors Management Company, Inc. (broker-dealer and investment adviser), and a director and an officer of First Investors Family of Funds and First Investors Life Insurance Company.

____________________
* A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.

     George C. Bowen, Treasurer; Age 60
     3410 South Galena Street, Denver, Colorado 80231
     Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial; Senior Vice President, Treasurer and Secretary of SSI; Vice President, Treasurer and Secretary of SFSI; Treasurer of OAC; Vice President and Treasurer of Oppenheimer Real Asset Management, Inc.; Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc. (a broker-dealer); an officer of other Oppenheimer funds.

     Robert G. Zack, Assistant Secretary; Age 48
     Senior Vice President and Associate General Counsel of the
     Manager; Assistant Secretary of SSI, SFSI; an officer of other Oppenheimer funds.

     Robert Bishop, Assistant Treasurer; Age 37
     3410 South Galena Street, Denver, Colorado, 80231
     Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; previously a Fund
     Controller for the Manager, prior to which he was an Accountant for Yale & Seffinger, P.C., an accounting firm, and previously an Accountant and Commissions Supervisor for Stuart James Company Inc., a broker-dealer.

     Scott Farrar, Assistant Treasurer; Age 31
     3410 South Galena Street, Denver, Colorado, 80231
     Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; previously a Fund Controller for the Manager, prior to which he was an International Mutual Fund Supervisor for Brown Brothers Harriman & Co., a bank, and previously a Senior Fund Accountant for State Street Bank & Trust Company.

       Remuneration of Trustees. The officers of the Fund are affiliated with the Manager. They and the Trustees of the Fund who are affiliated with the Manager (Ms. Macaskill and Messrs. Galli and Spiro) receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund during its fiscal year ended December 31, 1995, from all 18 of the New York-based Oppenheimer funds (including the Fund) for which they served as Trustee or Director. Compensation is paid for services in the positions below their names:


                                      Retirement
                                      Benefits    Total Compensation
                         Aggregate    Accrued as  From All
                         Compensation Part of     New York-based
Name and Position        From Fund                Fund Expenses  Oppenheimer funds1

Leon Levy, Chairman
and Trustee              $12,822      $24,568     $141,000.00

Benjamin Lipstein,       $7,839       $15,020     $ 86,200.00
 Study Committee
 Chairman, Audit Committee
 Member and Trustee

Elizabeth B. Moynihan,   $7,839       $15,020     $ 86,200.00
 Study Committee
 Member and Trustee

Kenneth A. Randall,      $7,130       $13,661     $ 78,400.00
 Audit Committee
 Chairman and Trustee

Edward V. Regan,         $6,257       $11,988     $ 68,800.00
 Proxy Committee Chairman
 Audit Committee
 Member2 and Trustee

Russell S. Reynolds, Jr.,             $4,738      $9,078         $ 52,100.00
 Proxy Committee Member
 and Trustee

Sidney M. Robbins, Study              $11,104     $21,275        $122,100.00
 Committee Advisory Member,
 Audit Committee Advisory
 Member and Trustee

Pauline Trigere, Trustee  $4,738      $9,078      $ 52,100.00

Clayton K. Yeutter,       $4,738      $9,078      $ 52,100.00
 Proxy Committee Member
 and Trustee

----------------------------
1For the 1995 calendar year.
2Committee position held during a portion of the period shown. The Study and Audit Committees meet for all of the New York-based
Oppenheimer Funds and the fees are allocated among the funds by the Board.

     The officers of the Fund are affiliated with the Manager.
They and the Trustees of the Fund who are affiliated with the Manager (Ms. Macaskill and Messrs. Galli and Spiro) receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund, during its fiscal period January 1, 1996 to July 31, 1996, and from all of the New York-based Oppenheimer funds (including the Fund) for which they served as Trustee or Director. Compensation is paid for services in the positions below their names:


               Aggregate      Retirement Benefits Total Compensation
               Compensation   Accrued as Part          From All
Name and       from           of Fund             New York-based
Position       Fund           Expenses            Oppenheimer funds
Leon Levy      $5,019         $16,675             $141,000
  Chairman and
  Trustee

Benjamin Lipstein        $3,069         $10,194        $ 86,200
  Study Committee
  Chairman, Audit
  Committee Member
  and Trustee

Elizabeth B. Moynihan    $3,069         $10,194        $ 86,200
  Study
  Committee
  Member and
  Trustee

Kenneth A. Randall  $2,791         $ 9,272        $ 78,400
  Audit
  Committee
  Chairman and
  Trustee

Edward V. Regan          $2,449         $ 8,136        $ 68,800
  Proxy Committee
  Chairman,
  Audit
  Committee
  Member and
  Trustee1

Russell S.
Reynolds, Jr.       $1,855         $ 6,161        $ 52,100
  Proxy Committee
  Member and
  Trustee1

Sidney M. Robbins        $4,347         $14,439        $122,100
  Study Committee
  Advisory Member,
  Audit Committee
  Advisory Member,
  and Trustee

Pauline Trigere          $1,855         $ 6,161        $ 52,100
  Trustee

Clayton K. Yeutter  $1,855         $ 6,161        $ 52,100
  Proxy Committee
  Member and
  Trustee1

----------------------------
1Committee position held during a portion of the period shown. The Study and Audit Committees meet for all of the New York-based
Oppenheimer Funds and the fees are allocated among the funds by the Board.

     The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits. During the fiscal year ended December 31, 1995, $49,149 was accrued for the Fund's projected retirement benefit obligations. A payment of $2,280 was made by the Fund to retired Trustees during the fical year ended December 31, 1995. For the fiscal period January 1, 1996 through July 31, 1996, $102,072 was accrued for the Fund's projected retirement benefit obligations. A payment of $5,460 was made for the fiscal period January 1, 1996 through July 31, 1996.

       Major Shareholders. As of October 25, 1996, no person owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares, except Merrill Lynch Pierce Fenner & Smith Inc., For The Sole Benefit of Its Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida 32246, which owned of record 549,357.000 Class B shares (approximately 7.08% of the Class B shares then outstanding) and 245,451.000 Class C shares (approximately 52.22% of the Class C shares then outstanding).

The Manager and Its Affiliates

     The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom may also serve as officers of the Fund, and three of whom (Ms. Macaskill and Messrs. Galli and Spiro) serve as Trustees of the Fund.

     The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

       The Investment Advisory Agreement. The Investment Advisory Agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     Expenses not expressly assumed by the Manager under the advisory agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. The advisory agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost.

     The advisory agreement contains no provision limiting the Fund's expenses. However, independently of the advisory agreement, the Manager has undertaken that the total expenses of the Fund in any fiscal year (including the management fee, but excluding taxes, interest, brokerage commissions, distribution assistance payments and extraordinary expenses such as litigation costs), shall not exceed the most stringent expense limitation imposed under state law applicable to the Fund. Pursuant to the undertaking, the Manager's fee will be reduced at the end of a month so that there will not be any accrued but unpaid liability under this undertaking. Currently, the most stringent state expense limitation is imposed by California, and limits the Fund's expenses (with specified exclusions) to 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets, and 1.5% of average annual net assets in excess of $100 million. The Manager reserves the right to terminate or amend the undertaking at any time. Any assumption of the Fund's expenses under this limitation would lower the Fund's overall expense ratio and increase its total return during any period in which expenses are limited. For the fiscal years ended December 31, 1993, 1994, 1995 and July 1996, there were no assumption of expenses, and the management fees paid by the Fund to the Manager were $3,113,588, $3,329,317, $3,351,982 and $2,079,375, respectively.

     The advisory agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in performance of its duties, or reckless disregard for its obligations thereunder, the Manager shall not be liable for any loss sustained by reason of good faith errors or omissions in connection with any matters to
which the Agreement relates.   The advisory agreement permits the
Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

       The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's
Class A, Class B and Class C shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, excluding payments under the Distribution and Service Plans but including advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders), are borne by the Distributor. During the Fund's fiscal years ended December 31, 1993, 1994, 1995 and July 1996, the aggregate sales charges on sales of the Fund's Class A shares were $4,020,669, $1,907,642, $997,010 and $519,750, respectively, of which the
Distributor and an affiliated broker-dealer retained $1,150,057, $543,625, $303,595 and $161,377 in those respective years. During the fiscal year ended December 31, 1995 and the fiscal period ended July 31, 1996, the contingent deferred sales charges collected on Class B shares totaled $252,678 and $123,046, all of which the Distributor retained. Class C shares were publicly offered only during a portion of the fiscal year ended December 31, 1995, commencing August 29, 1995. The contingent deferred sales charge collected during such period totaled $1,167, all of which was retained by the Distributor. For the seven month period ended July 31, 1996, the contingent deferred sales charge collected for Class C shares was $0. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.

       The Transfer Agent.  The Fund's Transfer Agent,
OppenheimerFunds Services, a division of the Manager, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the Investment Advisory Agreement is to arrange the portfolio transactions for the Fund. The Investment Advisory Agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions. In doing so, the Manager is authorized by the Investment Advisory Agreement to employ such broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

     Under the advisory agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

Description of Brokerage Practices Followed by the Manager.
Subject to the provisions of the advisory agreement and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the Investment Advisory Agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. As most purchases made by the Fund are principal transactions at net prices, the Fund does not incur substantial brokerage costs. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by utilizing the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. The Fund seeks to obtain prompt execution of orders at the most favorable net price. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Trustees has permitted the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory,
(ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

     The research services provided by brokers broadens the scope and supplement the research activities of the Manager, by making available additional views for consideration and by comparisons, and enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the Investment Advisory Agreement or the Distribution Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.

     Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Such other funds may purchase or sell the same securities at the same time as the Fund, which could affect the supply and price of such securities. If two or more of such funds purchase the same security on the same day from the same dealer, the Manager may average the price of the transactions and allocate the average among such funds.

Performance of the Fund

    Yield and Total Return Information. As described in the Prospectus, from time to time the "standardized yield," "tax-equivalent yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value" of an investment in a class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class, and the components of those calculations, is set forth below.

     The Fund's advertisements of its performance data must, under applicable SEC rules, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total returns are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total returns for any given past period are not a prediction or representation by the Fund of future yields or rates of return. The yield and total returns of each class of shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds, and its operating expenses allocated to the particular class.

       Standardized Yields

       Yield. The Fund's "yield" (referred to as the "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in the rules adopted by the Securities and Exchange Commission that apply to all funds that quote yields:

                                 (a-b)    6
          Standardized Yield = 2 ((--- + 1)  - 1)
                                 ( cd)

     The symbols above represent the following factors:

     a = dividends and interest earned during the 30-day period.
     b = expenses accrued for the period (net of any expense assumptions).
     c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
     d = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

     The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ. For the 30-day period ended December 31, 1995, the standardized yields for the Fund's Class A, Class B and Class
C shares were 4.50%, 3.93% and 3.91%, respectively. For the 30-day period ended July 31, 1996, the standardized yields for the Fund's Class A, Class B and Class C shares were 4.94%, 4.41% and 4.38%, respectively.

       Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares adjusts the Fund's current yield, as calculated above, by a stated Federal tax rate. The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate and adding the result to the portion (if any) of the Fund's current yield that is not tax-exempt. The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. Appendix B includes a tax-equivalent yield table, based on various effective tax brackets for individual taxpayers. Such tax brackets are determined by a taxpayer's Federal taxable income (the net amount subject to Federal income tax after deductions and exemptions). The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply. For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited. For the 30-day period ended December 31, 1995, the Fund's tax-equivalent yield for an individual in the 39.6% Federal tax bracket for its Class A, Class B and Class C shares was 7.45%, 6.51% and 6.47%, respectively. For the 30-day period ended July 31, 1996, the Fund's tax-equivalent yield for an investor in the 39.6% federal tax bracket for its Class A, Class B and Class C shares was 8.18%, 7.30% and 7.25%, respectively.

       Dividend Yield and Distribution Return. From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the dividends paid on shares of a class from dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

          Dividend Yield of the Class =

                         Dividends of the Class
          -----------------------------------------------------
          Max. Offering Price of the Class (last day of period)

          divided by Number of days (accrual period) x 365

     The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B and Class C shares, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges. From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period.

     The dividend yields on Class A shares for the 30-day period ended December 31, 1995, were 5.17% and 5.43% when calculated at maximum offering price and at net asset value, respectively. The dividend yields on Class B and Class C shares for the 30-day period ended December 31, 1995 were 4.69% and 4.66% when calculated at net asset value, respectively. The dividend yields on Class A shares for the 30-day period ended July 31, 1996 were 5.07% and 5.33% when calculated at maximum offering price and at net asset value, respectively. The dividend yields on Class B and Class C shares for the 30-day period ended July 31, 1996 were 4.58% and 4.55%, respectively, when calculated at net asset value.

       Total Return Information.

       Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

               1/n
          (ERV)
          (---)   -1 = Average Annual Total Return
          ( P )

       Cumulative Total Returns. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

          ERV - P
          ------- = Total Return
             P

     In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). For Class B shares, payment of contingent deferred sales charge of 5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter is applied as described in the Prospectus. For Class C shares, the payment of the 1% contingent deferred sales charge for the first 12 months is applied, as described in the Prospectus. Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

     The "average annual total returns" on an investment in Class
A shares of the Fund for the one, five and ten year periods ended December 31, 1995 were 12.66%, 7.17% and 8.00%, respectively. The "average annual total returns" on an investment in Class B shares of the Fund for the one year period ended December 31, 1995 and for the period from March 16, 1993 (commencement of offering) through December 31, 1995 were 12.30% and 4.05%, respectively.

     The "average annual total returns" on an investment in Class
A shares of the Fund for the one, five and ten year periods ended July 31, 1996 and for the period from October 27, 1976 (commencement of operations) to July 31, 1996 were 2.07%, 6.12% and 7.03%, respectively. The "average annual total returns" on an investment in Class B shares of the Fund for the one year period ended July 31, 1996 and for the period from March 16, 1993 (commencement of offering) through July 31, 1996 were 1.37% and 3.75%, respectively.

     The cumulative "total return" on Class A shares for the ten year period ended December 31, 1995 was 115.97%. During a portion of the periods for which total returns are shown for Class A shares, the Fund's maximum initial sales charge rate was higher; as a result, performance returns on actual investments during those periods may be lower than the results shown. The cumulative total return on Class B shares for the period from March 16, 1993 (the commencement of the public offering of the shares) through December 31, 1995 was 11.72%. The cumulative total return on Class C shares for the period from August 29, 1995 (the commencement of the public offering of shares) through December 31, 1995 was 4.64%.

     The cumulative "total return" on Class A shares for the ten year period ended July 31, 1996, was 97.35%. During a portion of the periods for which total returns are shown for Class A shares, the Fund's maximum initial sales charge rate was higher; as a result, performance returns on actual investments during those periods may be lower than the results shown. The cumulative total return on Class B shares for the period from March 16, 1993 (the commencement of the public offering of the shares) through July 31, 1996 was 13.23%. The cumulative total return on Class C shares for the period from August 29, 1995 (the commencement of the public offering of shares) through July 31, 1996 was 5.06%.

       Total Returns at Net Asset Value. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The cumulative total return at net asset value of the Fund's Class A and Class B shares for the fiscal year ended December 31,1995 was 18.28% and 17.30%, respectively. The cumulative total return at net asset value of the Fund's Class C shares for the period from August 29, 1995 through December 31, 1995 was 5.64%. The cumulative total return at net asset value of the Fund's Class A and Class B shares for the fiscal year ended July 31, 1996 was 7.17% and 6.37%, respectively. The cumulative total return at net asset value of the Fund's Class C shares for the period from August 29, 1995 through July 31, 1996 was 6.06%.

     Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B or Class
C shares. However, when comparing total return of an investment in Class A, Class B or Class C shares of the Fund, a number of factors should be considered before using such information as a basis for comparison before using such information with other investments.


    Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked against (i) all other bond funds, other than money market funds, and (ii) all general municipal bond funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charge or taxes into consideration.

     From time to time the Fund may publish the ranking of the performance of its Class A, Class B or Class C shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, monthly in broad investment categories (equity, taxable bond, municipal bond and hybrid) based on risk-adjusted investment return. Investment return measures a fund's three, five and ten-year average annual total returns (when available) in excess of 90-day U.S. Treasury bill returns after considering sales charges and expenses. Risk reflects fund performance below 90-day U.S. Treasury bill monthly returns. Risk and return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). Morningstar ranks the Fund in relation to other rated municipal bond funds. Rankings are subject to change.

     From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, which may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's Class A, Class B or Class C shares may be compared in publications to (i) the performance of various market indices or other investments for which reliable performance data is available, and
(ii) averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors may also wish to compare the Fund's Class A, Class
B or Class C return to the return on fixed-income investments available from banks and thrift institutions, such as certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return, and Treasury bills are guaranteed as to principal and interest by the U.S. government.

     From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent), of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by a third party may compare the Oppenheimer funds' services to those of other mutual fund families selected by the rating or ranking services, and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act, pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of that class as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plan for Class C shares, that vote was cast by the Manager as the sole initial holder of Class C shares.

     In addition, under the Plans the Manager and the Distributor, in their sole discretion from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to Recipients from their own resources.

     Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase the amount to be paid by Class A shareholders under that Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by Class. All material amendments must be approved by the Board and the Independent Trustees.

     While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly for its review, detailing the amount of all payments made pursuant to each Plan, the purpose for which the payments were made and the identity of each Recipient that received any such payment. The report for the Class B and Class C Plans shall also include the Distributor's distribution costs for that quarter, and such costs for previous fiscal periods that have been carried forward, as explained in the Prospectus and below. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty.

     Each Plan further provides that while it is in effect, the selection or replacement and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision as to any such selection or nomination is approved by a majority of the Independent Trustees.

     Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate allowed under the Plans and set no minimum amount.

     For the fiscal year ended December 31, 1995 and July 31, 1996, payments under the Plan for Class A shares totaled $1,216,878 and $797,590, respectively, all of which was paid by the Distributor to Recipients, including $109,107 and $56,525 paid to an affiliate of the Distributor. Any unreimbursed expenses by the Distributor incurred with respect to Class A shares for any fiscal year may not be recovered in subsequent years. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.

     The Class B and Class C Plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event Class B and Class C shares are redeemed during the first year such shares are outstanding, the Recipient will be obligated to repay a pro rata portion of such advance payment to the Distributor. Payments made under the Class B Plan for the fiscal year ended December 31, 1995 and July 31, 1996, totalled $636,220 and $424,862 (including $7,883 and $4,790 paid to an affiliate of the Distributor), of which $525,736 and $344,077 was retained by the Distributor. Payments made under the Class C Plan for the fiscal year ended December 31, 1995 and July 31, 1996 totaled $5,096 and $18,050, of which $4,913 was retained in the fiscal year December 1995 and all was retained by the Distributor in the fiscal year July 1996.

     Although the Class B and Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fee on such shares, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B and Class C Plans by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B plan are subject to the limitations imposed by the Rules of Fair Practice of Conduct of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

     The Class B and Class C Plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund during that period. The Distributor retains the asset-based sales charge on Class B shares. As to Class C shares, the Distributor retains the asset-based sales charge during the first year shares are outstanding, and pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares outstanding for a year or more. Such payments are made to the Distributor under the Plans in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described in the Prospectus,
(ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans, or may provide such financing from its own resources or from an affiliate, (iii) employs personnel to support distribution of shares, and (iv) may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.


    ABOUT YOUR ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor will not accept any order for $500,000 or more of Class B shares or $1 million or more of Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

     The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on such Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which both classes are subject.

     The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

     The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to unaffiliated Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (a) Distribution and/or Service Plan fees, (b) incremental transfer and shareholder servicing agent fees and expenses, (c) registration fees and (d) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

    Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B and Class C shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that Class by the number of shares of that class outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
It may also close on other days. Dealers other than Exchange members may conduct trading in Municipal Securities on certain days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset value will not be calculated on those days, the Fund's net asset value per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

     The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry;
(ii) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry;
(iii) money market debt securities that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (iv) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (i) and (ii) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "ask" price is available).

     In the case of Municipal Securities, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity, and other special factors involved (such as the tax-exempt status of the interest paid by Municipal Securities). The Manager may use pricing services approved by the Board of Trustees to price any of the types of securities described above. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

     Puts, calls, Interest Rate Futures and Municipal Bond Index Futures are valued at the last sales price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing bid and asked prices on the principal exchange or on NASDAQ on the valuation date, or, if not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between bid and ask prices obtained by the Manager from two active market makers (which in certain cases may be the bid price if no ask price is available). When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

    Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor or dealer or broker incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews.

       The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:

     Oppenheimer Municipal Bond Fund
     Oppenheimer New York Municipal Fund
     Oppenheimer California Municipal Fund
     Oppenheimer Intermediate Municipal Fund
     Oppenheimer Insured Municipal Fund
     Oppenheimer Main Street California Municipal Fund
     Oppenheimer Florida Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Fund
     Oppenheimer Discovery Fund
     Oppenheimer Target Fund
     Oppenheimer Growth Fund
     Oppenheimer Equity Income Fund
     Oppenheimer Value Stock Fund
     Oppenheimer Asset Allocation Fund
     Oppenheimer Total Return Fund, Inc.
     Oppenheimer Main Street Income & Growth Fund
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer High Yield Fund
     Oppenheimer Champion Income Fund
     Oppenheimer Bond Fund
     Oppenheimer U.S. Government Trust
     Oppenheimer Limited-Term Government Fund
     Oppenheimer Global Fund
     Oppenheimer Global Emerging Growth Fund
     Oppenheimer Global Growth & Income Fund
     Oppenheimer Gold & Special Minerals Fund
     Oppenheimer Strategic Income Fund
     Oppenheimer Strategic Income & Growth Fund
     Oppenheimer International Bond Fund
     Oppenheimer Enterprise Fund
     Oppenheimer International Growth Fund
     Oppenheimer Quest Growth & Income Value Fund
     Oppenheimer Quest Officers Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Quest Small Cap Value Fund
     Oppenheimer Quest Value Fund, Inc.
     Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Bond Fund for Growth
     Rochester Fund Municipals*
     Rochester Portfolio Series - Limited-Term New York Municipal
Fund*
     Oppenheimer Disciplined Value Fund
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer LifeSpan Balanced Fund
     Oppenheimer LifeSpan Income Fund
     Oppenheimer LifeSpan Growth Fund

     and the following "Money Market Funds":

     Oppenheimer Money Market Fund, Inc.
     Oppenheimer Cash Reserves
     Centennial Money Market Trust
     Centennial Tax-Exempt Trust
     Centennial Government Trust
     Centennial New York Tax-Exempt Trust
     Centennial California Tax-Exempt Trust
     Centennial America Fund, L.P.
     Daily Cash Accumulation Fund, Inc.

___________________
* Shares of the Fund are not presently exchangeable for shares of these funds.

     There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds
(under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).

       Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

     In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

     If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

     In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

       Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

     3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

     5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A or Class B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled
"How to Exchange Shares" and the escrow will be transferred to that other fund.

    Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds.

     There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial adviser before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

How To Sell Shares

     Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

       Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash.
However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

       Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of
(i) Class A shares that you purchase subject to an initial sales charge or Class A contingent deferred sales charge, or (ii) Class
B shares that were subject to the Class B contingent deferred sales charge when redeemed. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

    Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption documents as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in the Prospectus under "Waivers of Class B and Class C Sales Charges").

     By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below and in the provisions of the OppenheimerFunds Application relating to such Plans, as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

       Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

       Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under such plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional shares of Class A shares while maintaining automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

     For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

     Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

     The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

     The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

     To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

     If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

    How to Exchange Shares

     As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P. and Daily Cash Accumulation Fund Inc., which only offer Class A shares and Oppenheimer Main Street California Municipal Fund, which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401 (k) plans). A current list showing which funds offer which classes can be obtained by calling the Distributor at 1-800-525-7048.

     For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds, including Rochester Fund Municipals and Limited Term New York Municipal Fund. Class A shares of Rochester Fund Municipals or Limited Term New York Municipal Fund acquired on the exchange of Class M shares of Oppenheimer Bond Fund for Growth may be exchanged for Class M shares of that fund. For accounts of Oppenheimer Bond Fund for Growth established after March 8, 1996, Class M shares may be exchanged for Class A shares of other Oppenheimer funds except Rochester Fund Municipals and Limited Term New York Municipals. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege.


     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds (except Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one Class must specify whether they intend to exchange Class A, Class B or Class C shares.

     The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

     When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans and Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

     The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

    Dividends and Distributions Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order. Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

     Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.

     The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C Shares," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower as a result of the asset-based sales charge on Class B and Class C shares, and such dividends will also differ in amount as a consequence of any difference in net asset value between Class A, Class B and Class C shares.

Tax Status of the Fund's Dividends and Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends which are derived from net investment income earned by the Fund on Municipal Securities will be excludable from gross income of shareholders for Federal income tax purposes. Net investment income includes the allocation of amounts of income from the Municipal Securities in the Fund's portfolio which are free from Federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends made during the Fund's tax year. Such designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period. A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the alternative minimum tax. All of the Fund's dividends (excluding capital gains distributions) paid during 1995 were exempt from Federal income taxes. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund; 15.4% of the Fund's dividends (excluding distributions) paid during 1994 were a tax preference item for shareholders subject to alternative minimum tax.

     A shareholder receiving a dividend from income earned by the Fund from one or more of: (1) certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities); (2) income from securities loans; (3) income or gains from options or Futures; or (4) an excess of net short-term capital gain over net long-term capital loss from the Fund, treats the dividend as a receipt of either ordinary income or long-term capital gain in the computation of gross income, regardless of whether the dividend is reinvested. The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether such benefits are subject to Federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase (which period may be shortened by regulation) will be disallowed for Federal income tax purposes to the extent of exempt-interest dividends received on such shares.

     If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund will qualify, and the Fund might not meet those tests in a particular year. For example, if the Fund derives 30% or more of its gross income from the sale of securities held less than three months, it may fail to qualify (see "Tax Aspects of Covered Calls and Hedging Instruments," above). If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

     Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

     The Internal Revenue Code requires that a holder (such as the Fund) of a zero coupon security accrue as income each year a portion of the discount at which the security was purchased even though the Fund receives no interest payment in cash on the security during the year. As an investment company, the Fund must pay out substantially all of its net investment income each year or be subject to excise taxes, as described above. Accordingly, when the Fund holds zero coupon securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received during that year. Such distributions will be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize a gain or loss from such sales.
In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would have had in the absence of such transactions.

     At July 31, 1996, the Fund had available for federal income tax purposes on unused capital loss carryover of approximately
$114,000 which will expire in 2003.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, the shareholder must notify the Transfer Agent in writing and must either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Transfer Agent to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the Oppenheimer funds may be invested in shares of this Fund on the same basis.


Additional Information About the Fund

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal Deposit Insurance. Such uninsured balances may at times be substantial.

Independent Auditors. The independent auditors of the Fund audit the Manager's and the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

                           Independent Auditors' Report

--------------------------------------------------------------------------------
                           The Board of Trustees and Shareholders of
                           Oppenheimer Tax-Free Bond Fund:

                           We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Tax-Free Bond Fund as of July 31, 1996, and the statements of operations for the seven month period then ended and the year ended December 31, 1995, the statements of changes in net assets for the seven month period ended July 31, 1996 and the years ended December 31, 1995 and 1994, and the financial highlights for the seven month period ended July 31, 1996 and each of the years in the five year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                                  We conducted our audits in accordance with
                           generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                                  In our opinion, the financial statements
                           and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Tax-Free Bond Fund as of July 31, 1996, the results of its operations for the seven month period then ended and the year ended December 31, 1995, the changes in its net assets for the seven month period ended July 31, 1996 and the years ended December 31, 1995 and 1994, and the financial highlights for the seven month period ended July 31, 1996 and each of the years in the five year period ended December 31, 1995, in conformity with generally accepted accounting principles.

                           KPMG Peat Marwick LLP

                           Denver, Colorado
                           August 21, 1996

                     Statement of Investments   July 31, 1996

                                                                                       Ratings: Moody's/
                                                                                       S&P's/Fitch's      Face          Market Value
                                                                                       (Unaudited)        Amount        See Note 1
====================================================================================================================================
Municipal Bonds and Notes--97.8%
------------------------------------------------------------------------------------------------------------------------------------
Alabama--1.1%         Huntsville, Alabama Health Care Authority
                      Health Care Facilities Revenue Bonds, Series B,
                      MBIA Insured, 6.625%, 6/1/23                                     Aaa/AAA            $ 7,235,000   $ 7,668,571
------------------------------------------------------------------------------------------------------------------------------------
Arizona--1.0%         Arizona State Health Facilities Authority Hospital
                      System Revenue Refunding Bonds, Phoenix Memorial
                      Hospital, 8.20%, 6/1/21                                          NR/BBB                 300,000       323,671
                      --------------------------------------------------------------------------------------------------------------
                      Central Arizona Irrigation & Drainage District General
                      Obligation Refunding Bonds, Series A, 6%, 6/1/13                 NR/NR                1,094,150       989,811
                      --------------------------------------------------------------------------------------------------------------
                      Navajo County, Arizona Industrial Development
                      Authority Revenue Bonds, Stone Container Corp.
                      Project, 7.40%, 4/1/26                                           NR/NR                5,000,000     5,077,309
                                                                                                                        ------------
                                                                                                                          6,390,791

------------------------------------------------------------------------------------------------------------------------------------
California--13.0%     California Health Facilities Financing
                      Authority Revenue Bonds:
                      Episcopal Homes Project, Series A,
                      7.80%, 7/1/15                                                    NR/A                 1,000,000     1,066,046
                      Refunding, Hospital of the Good Samaritan, 7%, 9/1/21            Baa/A-               1,315,000     1,384,471
                      --------------------------------------------------------------------------------------------------------------
                      California Housing Finance Agency Home Mtg. Revenue Bonds:
                      Series C, 6.65%, 8/1/14                                          Aa/AA-               5,000,000     5,215,025
                      Series C, 6.75%, 2/1/25                                          Aa/AA-               4,990,000     5,222,559
                      --------------------------------------------------------------------------------------------------------------
                      California State General Obligation Bonds:
                      Prerefunded, 7%, 11/1/12                                         Aaa/AAA                700,000       811,728
                      Unrefunded Balance, FGIC Insured, 7%, 11/1/12                    Aaa/AAA                 25,000        28,421
                      --------------------------------------------------------------------------------------------------------------
                      California State Public Works Board Lease Revenue Bonds:
                      Department of Corrections, Series A,
                      AMBAC Insured, 5.50%, 1/1/14                                     Aaa/AAA/AAA         11,750,000    11,504,694
                      Department of Corrections, Series A, AMBAC
                      Insured, 5.50%, 1/1/17                                           Aaa/AAA/AAA          6,000,000     5,827,811
                      Regents of the University of California, Series A,
                      AMBAC Insured, 6.40%, 12/1/16                                    Aaa/AAA/AAA          8,700,000     9,075,247
                      --------------------------------------------------------------------------------------------------------------
                      Foothill/Eastern Transportation Corridor Agency
                      California Toll Road Revenue Bonds, Sr. Lien, Series A,
                      6.50%, 1/1/32                                                    Baa/BBB-/BBB        10,500,000    10,594,080
                      --------------------------------------------------------------------------------------------------------------
                      Industry, California Urban Development Agency Tax
                      Allocation Bonds, Transportation Distribution Project No.
                      3, 6.90%, 11/1/07                                                NR/A-                  500,000       534,682
                      --------------------------------------------------------------------------------------------------------------
                      Los Angeles County, California Certificates of
                      Participation, Correctional Facilities Project, MBIA
                      Insured, 6.50%, 9/1/13                                           Aaa/AAA                740,000       772,344
                      --------------------------------------------------------------------------------------------------------------
                      Los Angeles, California Regional Airports Improvement
                      Corp. Lease Revenue Refunding Bonds, Facilities
                      Sublease-International Airport Project, 6.35%, 11/1/25           Baa3/BB+             8,930,000     9,009,860
                      --------------------------------------------------------------------------------------------------------------
                      Pomona, California Single Family Mtg. Revenue
                      Refunding Bonds, Escrowed to Maturity,
                      Series A, 7.60%, 5/1/23                                          NR/AAA               6,000,000     7,260,858

                      7 Oppenheimer Tax-Free Bond Fund


                      Statement of Investments   (Continued)

                                                                                       Ratings: Moody's/
                                                                                       S&P's/Fitch's      Face          Market Value
                                                                                       (Unaudited)        Amount        See Note 1
====================================================================================================================================
California            Redding, California Electric System Revenue
(continued)           Certificates of Participation, FGIC Insured,
                      Inverse Floater, 7.484%, 6/1/19(1)                               Aaa/AAA/AAA        $ 6,000,000   $ 5,520,456
                      --------------------------------------------------------------------------------------------------------------
                      San Joaquin Hills, California Transportation Corridor
                      Agency Toll Road Revenue Bonds, Sr. Lien, 6.75%, 1/1/32          NR/NR/BBB           12,700,000    13,009,752
                                                                                                                        ------------
                                                                                                                         86,838,034

------------------------------------------------------------------------------------------------------------------------------------
Colorado--1.0%        Colorado Health Facilities Authority Revenue Bonds,
                      Rocky Mountain Adventist Health System, 6.625%, 2/1/22           Baa/BBB              5,000,000     5,028,999
                      --------------------------------------------------------------------------------------------------------------
                      Colorado Student Obligation Bond Authority
                      Student Loan Revenue Bonds, Series C, 7.15%, 9/1/06              A/NR                 1,000,000     1,094,422
                      --------------------------------------------------------------------------------------------------------------
                      Jefferson County, Colorado School District No. R-001,
                      AMBAC Insured, 6.25%, 12/15/12                                   Aaa/AAA/AAA            500,000       525,628
                                                                                                                         ----------
                                                                                                                          6,649,049

------------------------------------------------------------------------------------------------------------------------------------
Florida--5.4%         Broward County, Florida Resource Recovery
                      Revenue Bonds:
                      Broward Waste Energy-LP North Project,
                      7.95%, 12/1/08                                                   A/A                  5,955,000     6,573,075
                      Ses Broward Co.-LP South Project, 7.95%, 12/1/08                 A/A-                 9,810,000    10,828,189
                      -------------------------------------------------------------------------------------------------------------
                      Dade County, Florida Industrial Development Authority
                      Revenue Bonds, Miami Cerebral
                      Palsy Services Project, 8%, 6/1/22                               NR/NR                1,000,000     1,026,481
                      --------------------------------------------------------------------------------------------------------------
                      Florida Housing Finance Agency Revenue Refunding
                      Bonds, Single Family Mtg., Series A, 6.35%, 7/1/14               Aaa/AA                 920,000       947,904
                      --------------------------------------------------------------------------------------------------------------
                      Florida State Board of Education Capital Outlay General
                      Obligation Refunding Bonds, 8.40%, 6/1/07                        Aa/AA                  750,000       948,223
                      --------------------------------------------------------------------------------------------------------------
                      Hillsborough County, Florida Industrial Development
                      Authority Pollution Control Revenue Refunding Bonds,
                      Tampa Electric Co. Project, 8%, 5/1/22                           Aa3/AA/AA-           4,000,000     4,740,828
                      --------------------------------------------------------------------------------------------------------------
                      Tampa, Florida Water & Sewer Revenue Refunding
                      Bonds, 6.60%, 10/1/                                              Aaa/NR               9,950,000    10,958,830
                                                                                                                         ----------
                                                                                                                         36,023,530

------------------------------------------------------------------------------------------------------------------------------------
Georgia--2.7%         Municipal Electric Authority of Georgia
                      Special Obligation Bonds:
                      Fifth Crossover Series, Project One, 6.50%, 1/1/17               A/A                 10,750,000    11,495,716
                      Fifth Crossover Series, Project One,
                      MBIA Insured, 6.50% 1/1/17                                       Aaa/AAA              1,000,000     1,088,109
                      Fourth Crossover Series, Project One,
                      MBIA Insured, 6.50%, 1/1/12                                      Aaa/AAA                500,000       537,970
                      --------------------------------------------------------------------------------------------------------------
                      Savannah, Georgia Economic Development Authority
                      Industrial Development Revenue Bonds,
                      Stone Container Corp. Project, 7.40%, 4/1/26                     NR/NR                5,000,000     5,077,309
                                                                                                                         ----------
                                                                                                                         18,199,104

------------------------------------------------------------------------------------------------------------------------------------
Hawaii--0.1%          Honolulu, Hawaii City & County General
                      Obligation Bonds, Series B, 6.10%, 6/1/11                        Aa/AA                  500,000       518,661


                      8 Oppenheimer Tax-Free Bond Fund


                                                                                       Ratings: Moody's/
                                                                                       S&P's/Fitch's      Face          Market Value
                                                                                       (Unaudited)        Amount        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Illinois--1.2%        Chicago, Illinois O'hare International Airport
                      Revenue Bonds, Passenger Facility Charge,
                      Series A, 5.625%, 1/1/15                                          Aaa/AAA/AAA       $ 5,000,000   $ 4,865,625
                      --------------------------------------------------------------------------------------------------------------
                      Hoffman Estates, Illinois Tax Increment Revenue Bonds,
                      Economic Development Project, 7.625%, 11/15/09                    Aaa/AAA               825,000       912,335
                      --------------------------------------------------------------------------------------------------------------
                      Illinois Health Facilities Authority Revenue Bonds,
                      Hinsdale Hospital Project, Unrefunded Balance,
                      Series C, 9.50%, 11/15/19                                         Baa1/BBB              970,000     1,133,305
                      --------------------------------------------------------------------------------------------------------------
                      Regional Transportation Authority of Illinois Revenue
                      Bonds, Series A, AMBAC Insured, 7.20%, 11/1/20                    Aaa/AAA/AAA         1,000,000     1,160,690
                                                                                                                        -----------
                                                                                                                          8,071,955

------------------------------------------------------------------------------------------------------------------------------------
Indiana--3.1%         Indianapolis, Indiana Airport Authority
                      Revenue Bonds, Special Facilities:
                      Federal Express Corp. Project, 7.10%, 1/15/17                     Baa2/BBB           10,000,000    10,539,229
                      United Airlines Project, Series A, 6.50%, 11/15/31                Baa2/BB            10,500,000    10,441,074
                                                                                                                        -----------
                                                                                                                         20,980,303

------------------------------------------------------------------------------------------------------------------------------------
Kentucky--0.4%        Kenton County, Kentucky Airport Board Revenue
                      Bonds, Special Facilities-Delta Air Lines Project,
                      Series A, 6.125%, 2/1/22                                          Ba1/BB+             2,790,000     2,689,032
------------------------------------------------------------------------------------------------------------------------------------
Louisiana--1.7%       Louisiana Public Facilities Authority Gtd. Student Loan
                      Revenue Refunding Bonds, Series A-2, 6.75%, 9/1/06                Aa/NR               1,000,000     1,057,907
                      --------------------------------------------------------------------------------------------------------------
                      New Orleans, Louisiana Home Mtg. Authority
                      Special Obligation Refunding Bonds,
                      Escrowed to Maturity, 6.25%, 1/15/11                              Aaa/AAA             9,500,000    10,067,320
                                                                                                                        -----------
                                                                                                                         11,125,227

------------------------------------------------------------------------------------------------------------------------------------
Maine--0.1%           Maine Educational Loan Marketing Corp. Student Loan
                      Revenue Refunding Bonds, 6.90%, 11/1/03                           A/NR/A+               500,000       534,861
------------------------------------------------------------------------------------------------------------------------------------
Maryland--0.1%        University of Maryland System Auxiliary Facilities &
                      Tuition Revenue Refunding Bonds, Series A, 5.90%, 2/1/03          Aa/AA+/AA             500,000       529,542
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts--5.1%   Massachusetts Bay Transportation Authority Revenue
                      Refunding Bonds, General Transportation Systems,
                      Series A, 5.50%, 3/1/12                                           A1/A+/A+           12,000,000    11,814,479
                      --------------------------------------------------------------------------------------------------------------
                      Massachusetts Municipal Wholesale Electric Co.
                      Revenue Bonds, Power Supply Systems, Prerefunded,
                      Series B, 6.75%, 7/1/17                                           Aaa/BBB+            6,985,000      7,788,344
                      --------------------------------------------------------------------------------------------------------------
                      Massachusetts State General Obligation Refunding
                      Bonds, Series B, MBIA Insured, 6.50%, 8/1/11                      Aaa/AAA/AAA         1,000,000     1,059,835
                      --------------------------------------------------------------------------------------------------------------
                      Massachusetts State Water Resource Authority
                      Revenue Bonds, Series A, 6.50%, 7/15/19                           A/A/A              12,225,000    13,188,916
                                                                                                                        -----------
                                                                                                                         33,851,574

                      9 Oppenheimer Tax-Free Bond Fund


                      Statement of Investments   (Continued)


                                                                                       Ratings: Moody's/
                                                                                       S&P's/Fitch's      Face          Market Value
                                                                                       (Unaudited)        Amount        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Michigan--6.4%        Charter County of Wayne, Michigan Special Airport
                      Facilities Revenue Refunding Bonds, Northwest
                      Airlines, Inc. Facilities, Series 1995, 6.75%, 12/1/15            NR/NR              $10,500,000  $10,598,016
                      --------------------------------------------------------------------------------------------------------------
                      Detroit, Michigan General Obligation Refunding Bonds,
                      Series B:
                      6.25%, 4/1/09                                                     Ba1/BBB              4,065,000    4,111,878
                      6.375%, 4/1/06                                                    Ba1/BBB              2,000,000    2,075,760
                      6.375%, 4/1/07                                                    Ba1/BBB                500,000      515,959
                      --------------------------------------------------------------------------------------------------------------
                      Detroit, Michigan Sewage Disposal Revenue Bonds,
                      FGIC Insured, Inverse Floater, 7.445%, 7/1/23(1)                  Aaa/AAA/AAA         13,200,000   12,168,603
                      --------------------------------------------------------------------------------------------------------------
                      Detroit, Michigan Water Supply System Revenue Bonds:
                      Prerefunded, FGIC Insured, Inverse Floater,
                      8.897%, 7/1/22(1)                                                 Aaa/AAA/AAA          3,700,000    4,408,454
                      Unrefunded Balance, FGIC Insured, Inverse Floater,
                      8.897%, 7/1/22(1)                                                 Aaa/AAA              1,500,000    1,564,986
                      --------------------------------------------------------------------------------------------------------------
                      Michigan Municipal Bond Authority Revenue
                      Refunding Bonds, Local Government Loan Program,
                      Series A, FGIC Insured, 6%, 12/1/13                               Aaa/AAA/AAA          1,000,000    1,019,962
                      --------------------------------------------------------------------------------------------------------------
                      Michigan State Hospital Finance Authority
                      Revenue Refunding Bonds:
                      FSA Insured, Inverse Floater, 8.867%, 2/15/22(1)                  Aaa/AAA              5,000,000    5,161,189
                      Sisters of Mercy Hospital, Series H, MBIA Insured,
                      7.50%, 8/15/13                                                    Aaa/AAA              1,000,000    1,060,320
                                                                                                                        -----------
                                                                                                                         42,685,127

------------------------------------------------------------------------------------------------------------------------------------
Minnesota--0.1%       Western Minnesota Municipal Power Agency
                      Revenue Refunding Bonds, Series A, 7%, 1/1/13                     A1/A                 1,000,000    1,028,016
------------------------------------------------------------------------------------------------------------------------------------
New Hampshire--0.2%   New Hampshire State Housing Finance Authority
                      Revenue Bonds, Single Family Mtg., Series C, 6.90%, 7/1/19        Aa/NR                1,000,000    1,033,996
------------------------------------------------------------------------------------------------------------------------------------
New Jersey--4.7%      Bergen County, New Jersey Utilities Municipal
                      Authority Water Pollution Control Revenue Bonds,
                      Series A, FGIC Insured, 6.50%, 12/15/12(2)                        Aaa/AAA/AAA          5,600,000    5,987,934
                      --------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority
                      Revenue Bonds, Southern Ocean County Hospital,
                      Series A, 6.25%, 7/1/23                                           Baa/NR/BBB           2,000,000    1,981,864
                      --------------------------------------------------------------------------------------------------------------
                      New Jersey State General Obligation Bonds,
                      Series D, 8%, 2/15/07                                             Aa1/AA+/AA+          3,100,000    3,825,843
                      --------------------------------------------------------------------------------------------------------------
                      New Jersey State Housing & Mtg. Finance Agency
                      Multifamily Housing Revenue Bonds,
                      Series C, 9.75%, 11/1/27                                          NR/AA                1,000,000    1,029,074
                      --------------------------------------------------------------------------------------------------------------
                      New Jersey State Turnpike Authority Revenue Bonds:
                      Series C, 6.50%, 1/1/16                                           Baa1/BBB+/A-        16,150,000   17,475,559
                      Series C, Refunding, MBIA Insured, 6.50%, 1/1/16                  Aaa/AAA              1,100,000    1,216,223
                                                                                                                         -----------
                                                                                                                         31,516,497


                      10    Oppenheimer Tax-Free Bond Fund



                                                                                       Ratings: Moody's/
                                                                                       S&P's/Fitch's      Face         Market Value
                                                                                       (Unaudited)        Amount       See Note 1
------------------------------------------------------------------------------------------------------------------------------------
New York--15.2%       City of New York General Obligation:
                      Bonds:

                      Inverse Floater, 7.177%, 8/1/15(1)                               Baa1/BBB+          $ 3,050,000  $  2,606,246
                      Prerefunded, Series A, 7.75%, 8/15/16                            Aaa/BBB+/A-          1,375,000     1,584,865
                      Prerefunded, Series D, 8%, 8/1/15                                Aaa/BBB+            10,780,000    12,534,671
                      Unrefunded Balance, Series A, 7.75%, 8/15/16                     Baa1/BBB+            1,125,000     1,232,282
                      Unrefunded Balance, Series D, 8%, 8/1/15                         Baa1/BBB+              220,000       249,370
                      Refunding Bonds:
                      Series B, MBIA Insured, 6.20%, 8/15/06                           Aaa/AAA             10,000,000    10,709,509
                      Series G, 7.625%, 2/1/15                                         Baa1/BBB+              945,000     1,059,053
                      --------------------------------------------------------------------------------------------------------------
                      City of New York Industrial Development Agency
                      Special Facilities Revenue Bonds,
                      Terminal One Group Assn. Project, 6%, 1/1/19                     A/A/A-               6,000,000     5,898,077
                      --------------------------------------------------------------------------------------------------------------
                      Dormitory Authority of the State of New York Revenue:
                      Bonds:
                      City University System, Prerefunded, Series A,
                      7.625%, 7/1/20                                                   Aaa/BBB              9,500,000    10,716,266
                      City University System, Prerefunded, Series F,
                      7.875%, 7/1/07                                                   Aaa/BBB              3,005,000     3,416,426
                      State University Educational Facilities, Prerefunded,
                      Series A, 7.625%, 5/15/05                                        NR/AAA/A             3,000,000     3,378,723
                      Refunding Bonds, State University Educational Facilities:
                      Prerefunded, Series A, 7.70%, 5/15/12                            Aaa/BBB+/A           5,000,000     5,637,514
                      Series A, 5.50%, 5/15/07                                         Baa1/BBB+/A          1,000,000       992,689
                      --------------------------------------------------------------------------------------------------------------
                      New York State General Obligation Bonds, 6.875%, 3/1/12          A/A-                 1,000,000     1,091,423
                      --------------------------------------------------------------------------------------------------------------
                      New York State Housing Finance Agency
                      Revenue Refunding Bonds:
                      New York City Health Facilities, Series A, 6%, 5/1/08            Baa/BBB+             2,000,000     1,978,224
                      New York City Health Facilities, Series A, 6%, 11/1/06           Baa/BBB+             4,000,000     3,984,440
                      Unrefunded Balance, 7.90%, 11/1/99                               Baa2/BBB+            5,450,000     5,887,531
                      --------------------------------------------------------------------------------------------------------------
                      New York State Local Government Assistance Corp.
                      Revenue Bonds:
                      Prerefunded, Series A, 7%, 4/1/16                                Aaa/AAA/AAA         10,350,000    11,553,756
                      Prerefunded, Series B, 7.375%, 4/1/12                            Aaa/AAA              3,750,000     4,243,818
                      Series A, 7.125%, 4/1/11                                         A/A/A+                 745,000       819,814
                      Series D, 7%, 4/1/11                                             A/A/A+                 900,000       993,405
                      --------------------------------------------------------------------------------------------------------------
                      New York State Mtg. Agency Revenue Bonds,
                      Ninth Series B, 8.30%, 10/1/17                                   Aa/NR                1,715,000     1,751,068
                      --------------------------------------------------------------------------------------------------------------
                      New York State Power Authority Revenue Bonds,
                      Series V, 7.875%, 1/1/07                                         Aa/AA                3,000,000     3,192,990
                      --------------------------------------------------------------------------------------------------------------
                      New York State Thruway Authority Highway &
                      Bridge Trust Fund Revenue Bonds, Series A,
                      MBIA Insured, 5.50%, 4/1/15                                      Aaa/AAA/A+           4,000,000     3,877,208
                      --------------------------------------------------------------------------------------------------------------
                      Port Authority of New York & New Jersey Consolidated
                      Revenue Bonds, Series Fifty-One E, 7%, 12/1/14                   A1/NR                2,000,000     2,073,458
                                                                                                                       -------------
                                                                                                                        101,462,826

                      11 Oppenheimer Tax-Free Bond Fund


                      Statement of Investments   (Continued)


                                                                                       Ratings: Moody's/
                                                                                       S&P's/Fitch's      Face          Market Value
                                                                                       (Unaudited)        Amount        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Ohio--2.6%            Cleveland, Ohio Public Power System First Mtg.
                      Revenue Bonds, Series A, MBIA Insured, 7%, 11/15/16               Aaa/AAA           $ 2,000,000   $ 2,200,320
                      --------------------------------------------------------------------------------------------------------------
                      Northeast Ohio Regional Sewer District Wastewater
                      Revenue Bonds, AMBAC Insured, 6.50%, 11/15/16                     Aaa/AAA/AAA         1,000,000     1,094,107
                      --------------------------------------------------------------------------------------------------------------
                      Ohio Housing Finance Agency Single Family Mtg.
                      Revenue Bonds, Series B, Inverse Floater, 9.872%, 3/1/31(1)       Aaa/AAA             5,630,000     5,888,433
                       -------------------------------------------------------------------------------------------------------------
                      Ohio State Building Authority Revenue Bonds,
                      Juvenile Correctional Projects, Series A,
                      AMBAC Insured, 6.60%, 10/1/14                                     Aaa/AAA/AAA           500,000       534,310
                      --------------------------------------------------------------------------------------------------------------
                      Ohio State Solid Waste Revenue Bonds,
                      Republic Engineered Steels, Inc. Project, 9%, 6/1/21              NR/NR               6,000,000     6,112,350
                      --------------------------------------------------------------------------------------------------------------
                      Summit County, Ohio General Obligation
                      Revenue Bonds, 6.625%, 12/1/12                                    Aaa/AAA/AAA         1,200,000     1,274,151
                                                                                                                        ------------
                                                                                                                         17,103,671

------------------------------------------------------------------------------------------------------------------------------------
Oklahoma--1.9%        Muskogee, Oklahoma Industrial Trust Pollution Control
                      Revenue Bonds, Oklahoma Gas & Electric Co.,
                      Series A, 7%, 3/1/17                                              A1/AA-              1,575,000     1,619,347
                      --------------------------------------------------------------------------------------------------------------
                      Oklahoma State Industrial Authority Revenue Bonds,
                      Baptist Medical Center, Prerefunded, Series A,
                      AMBAC Insured, 7%, 8/15/14                                        Aaa/AAA/AAA         1,400,000     1,546,376
                      --------------------------------------------------------------------------------------------------------------
                      Tulsa, Oklahoma Municipal Airport Trust Revenue
                      Bonds, American Airline Project, 6.25%, 6/1/20                    Baa2/BB+            9,820,000     9,734,860
                                                                                                                        ------------
                                                                                                                         12,900,583

------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania--5.9%    Delaware County, Pennsylvania Industrial Development
                      Authority Revenue Refunding Bonds,
                      Resource Recovery Project, Series A, 8.10%, 12/1/13               Aa3/AA-             3,320,000     3,473,765
                      --------------------------------------------------------------------------------------------------------------
                      Pennsylvania Economic Development Financing
                      Authority Resource Recovery Revenue Bonds,
                      Colver Project, Series D, 7.15%, 12/1/18                          NR/BBB-             3,000,000     3,177,141
                      --------------------------------------------------------------------------------------------------------------
                      Pennsylvania State General Obligation Bonds,
                      Second Series A, 6.60%, 11/1/11                                   A1/AA-/AA-            810,000       863,402
                      --------------------------------------------------------------------------------------------------------------
                      Pennsylvania State Higher Education Assistance
                      Agency Student Loan Revenue Bonds:
                      Series B, AMBAC Insured, Inverse Floater,
                      8.397%, 3/1/22(1)                                                 Aaa/AAA/AAA        17,500,000    16,877,366
                      Series C, AMBAC Insured, 7.15%, 9/1/21                            Aaa/AAA/AAA           500,000       549,323
                      --------------------------------------------------------------------------------------------------------------
                      Pennsylvania State Turnpike Commission
                      Revenue Refunding Bonds, Series N, 6.50%, 12/1/13                 Aaa/AAA               750,000       799,730
                      --------------------------------------------------------------------------------------------------------------
                      Philadelphia, Pennsylvania Water & Sewer Revenue
                      Refunding Bonds, Escrowed to Maturity, Tenth
                      Series, 7.35%, 9/1/04                                             Aaa/AAA             2,230,000      2,497,707
                      --------------------------------------------------------------------------------------------------------------
                      Philadelphia, Pennsylvania Water & Wastewater
                      Revenue Bonds, FGIC Insured, 10%, 6/15/05                         Aaa/AAA/AAA         6,100,000     8,112,908
                      --------------------------------------------------------------------------------------------------------------
                      Schuylkill County, Pennsylvania Industrial Development
                      Authority Resource Recovery Revenue Refunding
                      Bonds, Schuylkill Energy Resources, Inc., 6.50%, 1/1/10           NR/NR               2,910,000     2,904,637
                                                                                                                        ------------
                                                                                                                         39,255,979


                      12 Oppenheimer Tax-Free Bond Fund


                                                                                       Ratings: Moody's/
                                                                                       S&P's/Fitch's      Face          Market Value
                                                                                       (Unaudited)        Amount        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
South Carolina--2.4%  Florence County, South Carolina Industrial Development
                      Revenue Bonds, Stone Container Project, 7.375%, 2/1/07            NR/NR             $ 3,000,000   $ 3,085,284
                      --------------------------------------------------------------------------------------------------------------
                      Piedmont, South Carolina Municipal Power Agency
                      Electrical Revenue Refunding Bonds, Series A,
                      FGIC Insured, 6.50%, 1/1/16                                       Aaa/AAA/AAA         2,000,000     2,166,604
                      --------------------------------------------------------------------------------------------------------------
                      South Carolina State Public Service Authority
                      Revenue Bonds, Santee Cooper, Series D,
                      AMBAC Insured, 6.50%, 7/1/2                                       Aaa/AAA/AAA        10,000,000    11,044,460
                                                                                                                        ------------
                                                                                                                         16,296,348
------------------------------------------------------------------------------------------------------------------------------------
Texas--13.2%          Alliance Airport Authority, Inc.,
                      Texas Special Facility Revenue Bonds:
                      American Airlines, Inc. Project, 7%, 12/1/11                      Baa2/BB+            3,000,000     3,247,374
                      Federal Express Corp. Project, 6.375%, 4/1/21                     Baa2/BBB            9,100,000     8,943,570
                      --------------------------------------------------------------------------------------------------------------
                      Cypress-Fairbanks, Texas Independent School District
                      General Obligation Capital Appreciation
                      Refunding Bonds, Series A, Zero Coupon:
                      5.886%, 2/15/14(3)                                                Aaa/AAA            15,710,000     5,665,937
                      5.85%, 2/15/15(3)                                                 Aaa/AAA            15,000,000     5,104,273
                      5.908%, 2/15/16(3)                                                Aaa/AAA            16,240,000     5,164,821
                      --------------------------------------------------------------------------------------------------------------
                      Dallas-Fort Worth, Texas International Airport Facility
                      Improvement Corp. Revenue Bonds,
                      American Airlines, Inc., 7.25%, 11/1/30                           Baa2/BB+            8,000,000     8,450,487
                      --------------------------------------------------------------------------------------------------------------
                      Harris County, Texas General Obligation Revenue
                      Refunding Bonds, Toll Road Project:
                      Sub Lien, 6.75%, 8/1/14                                           Aa/AA               1,000,000     1,079,736
                      Sub Lien, Series A, 6.50%, 8/15/15                                Aa/AA               1,000,000     1,060,908
                      --------------------------------------------------------------------------------------------------------------
                      Houston, Texas Airport System Revenue Bonds,
                      Sub Lien, Series B, FGIC Insured, 6.625%, 7/1/22                  Aaa/AAA/AAA         1,000,000      1,066,952
                      --------------------------------------------------------------------------------------------------------------
                      Houston, Texas Water & Sewer System
                      Revenue Refunding Bonds, Prior Lien, Series B:
                      6.40%, 12/1/09                                                    A/A/A               1,000,000     1,041,789
                      6.75%, 12/1/08                                                    A/A/A                 500,000       535,989
                      --------------------------------------------------------------------------------------------------------------
                      North Central Texas Health Facility Development Corp.
                      Hospital Revenue Bonds, Baylor Health Care Project,
                      Series B, Inverse Floater:
                      7.65%, 5/15/06(1)                                                 Aa/AA              3,000,000      3,140,175
                      7.75%, 5/15/08(1)                                                 Aa/AA              5,000,000      5,218,310
                      --------------------------------------------------------------------------------------------------------------
                      Texas Municipal Power Agency Capital Appreciation
                      Revenue Refunding Bonds, MBIA Insured, Zero Coupon:
                      5.93%, 9/1/14(3)                                                  Aaa/AAA/A+        17,500,000      6,157,951
                      5.85%, 9/1/15(3)                                                  Aaa/AAA/A+        10,000,000      3,290,709
                      5.985%, 9/1/16(3)                                                 Aaa/AAA/A+        39,990,000     12,318,477
                      --------------------------------------------------------------------------------------------------------------
                      Texas State General Obligation Bonds:
                      Prerefunded, 8.25%, 12/1/10                                       NR/AAA             5,940,000      6,643,254
                      Prerefunded, 8.30%, 12/1/16                                       NR/AAA             8,030,000      8,993,013
                      --------------------------------------------------------------------------------------------------------------
                      Veterans Housing Assistance Fund II,
                      Series A, 6.80%, 12/1/10                                          Aa/AA              1,000,000      1,035,903
                                                                                                                        -----------
                                                                                                                         88,159,628
                      13 Oppenheimer Tax-Free Bond Fund

                      Statement of Investments   (Continued)

                                                                                    Ratings: Moody's/
                                                                                    S&P's/Fitch's       Face            Market Value
                                                                                    (Unaudited)         Amount          See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Vermont--0.2%         Vermont Housing Finance Agency Home Mtg.
                      Purchase Revenue Bonds, Series A, 7.85%, 12/1/29              A1/NR               $ 1,570,000     $  1,643,796
------------------------------------------------------------------------------------------------------------------------------------
Washington--4.4%      Washington State Public Power Supply System
                      Revenue Refunding Bonds, Nuclear Project No. 1:
                      5.40%, 7/1/12                                                 Aa/AA-/AA-           30,000,000       27,878,577
                      Series A, 7.50%, 7/1/15                                       Aa/AA-                1,500,000        1,609,120
                                                                                                                         -----------
                                                                                                                          29,487,697

------------------------------------------------------------------------------------------------------------------------------------
West Virginia--0.5%   West Virginia State Parkways Economic
                      Development & Tourism Authority Revenue Bonds,
                      Inverse Floater, FGIC Insured, 7.735%, 5/16/19(1)             Aaa/AAA               3,600,000        3,358,271
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin--0.1%       Wisconsin Housing & Economic Development Authority
                      Home Ownership Revenue Refunding Bonds,
                      Series A, 7.10%, 3/1/23                                       Aa/AA                   740,000          775,203
------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions--4.0%
                      Puerto Rico Commonwealth General Obligation Bonds:
                      6.50%, 7/1/14                                                 Baa1/A                6,690,000        7,317,188
                      6.50%, 7/1/15                                                 Baa1/A                3,310,000        3,609,876
                      --------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Highway &
                      Transportation Authority Revenue Bonds:
                      Prerefunded, Series S, 6.625%, 7/1/18                         NR/AAA                5,000,000        5,558,550
                      Unrefunded Balance, Series T, 6.625%, 7/1/18                  NR/AAA                6,000,000        6,683,448
                      --------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Highway Authority
                      Revenue Bonds, Series Q, 7.75%, 7/1/10                        NR/AAA                1,000,000        1,133,809
                      --------------------------------------------------------------------------------------------------------------
                      Puerto Rico Electric Power Authority Revenue Bonds,
                      Unrefunded Balance, Series O, 7.125%, 7/1/14                  Baa1/A-               2,350,000        2,509,419
                                                                                                                        ------------
                                                                                                                          26,812,290
                                                                                                                        ------------
                      Total Municipal Bonds and Notes (Cost $638,447,023)                                                653,590,162

====================================================================================================================================
Short-Term Tax-Exempt Obligations--1.6%
------------------------------------------------------------------------------------------------------------------------------------
                      Illinois Development Finance Authority Pollution Control
                      Revenue Refunding Bonds, Commonwealth Edison Co.
                      Project, Series A, 3.60%, 9/3/96 (Cost $11,000,000)(4)(5)                          11,000,000      11,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $649,447,023)                                                                99.4%    664,590,162
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                                 0.6       3,974,029
                                                                                                        -----------    ------------
Net Assets                                                                                                    100.0%   $ 668,564,191
                                                                                                        ===========    =============

                      1. Represents the current interest rate for a variable rate bond. These bonds known as "inverse floaters" pay interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $65,912,489 or 9.86% of the Fund's net assets at July 31,
                      1996.

                      2. Securities with an aggregate market value of $2,592,989 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

                      3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

                      4. When-issued security to be delivered and settled after July 31, 1996.

                      5. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on July 31, 1996. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

                      As of July 31, 1996, securities subject to the alternative minimum tax amounted to $114,462,248 or 17.12% of the Fund's net assets. See accompanying Notes to Financial Statements.

                      14  Oppenheimer Tax-Free Bond Fund

                        Statement of Assets and Liabilities July 31, 1996

===================================================================================================================================
Assets                  Investments, at value (cost $649,447,023)--see accompanying statement                          $664,590,162
                        ------------------------------------------------------------------------------------------------------------
                        Cash                                                                                                419,678
                        ------------------------------------------------------------------------------------------------------------
                        Receivables:
                        Investments sold                                                                                 22,737,500
                        Interest                                                                                          7,641,843
                        Shares of beneficial interest sold                                                                  186,109
                        ------------------------------------------------------------------------------------------------------------
                        Other                                                                                                19,953
                                                                                                                       ------------
                        Total assets                                                                                    695,595,245

====================================================================================================================================
Liabilities             Payables and other liabilities:
                        Investments purchased                                                                            22,224,996
                        Dividends                                                                                         2,120,679
                        Shares of beneficial interest redeemed                                                            1,693,639
                        Daily variation on futures contracts--Note 5                                                        429,688
                        Trustees' fees                                                                                      259,386
                        Distribution and service plan fees                                                                  125,991
                        Transfer and shareholder servicing agent fees                                                        21,580
                        Other                                                                                               155,095
                                                                                                                       ------------
                        Total liabilities                                                                                27,031,054

====================================================================================================================================
Net Assets                                                                                                              $668,564,191
                                                                                                                        ============
====================================================================================================================================
Composition of          Paid-in capital                                                                                $652,885,280
Net Assets              ------------------------------------------------------------------------------------------------------------
                        Undistributed net investment income                                                                 744,031
                        ------------------------------------------------------------------------------------------------------------
                        Accumulated net realized loss on investment transactions                                            (23,103)
                        ------------------------------------------------------------------------------------------------------------
                        Net unrealized appreciation on investments--Notes 3 and 5                                        14,957,983
                                                                                                                       ------------
                        Net assets                                                                                     $668,564,191
                                                                                                                       ============

====================================================================================================================================
Net Asset Value
Per Share

                        Class A Shares:
                        Net asset value and redemption price per share (based on net assets of
                        $590,299,480 and 60,586,867 shares of beneficial interest outstanding)                              $  9.74
                        Maximum offering price per share (net asset value plus sales charge of 4.75% of
                        offering price)                                                                                     $ 10.23
                        ------------------------------------------------------------------------------------------------------------
                        Class B Shares:
                        Net asset value, redemption price and offering price per share (based on net
                        assets of $74,054,635 and 7,612,017 shares of beneficial interest outstanding)                      $  9.73

                        ------------------------------------------------------------------------------------------------------------
                        Class C Shares:
                        Net asset value, redemption price and offering price per share (based on net
                        assets of $4,210,076 and 432,798 shares of beneficial interest outstanding)                          $ 9.73

                        See accompanying Notes to Financial Statements.

                        15 Oppenheimer Tax-Free Bond Fund

                        Statements of Operations

                                                                                                        Seven Months    Year Ended
                                                                                                        Ended July 31,  December 31,
                                                                                                        1996(1)         1995
====================================================================================================================================
Investment Income       Interest                                                                          $25,803,856    $41,392,406

====================================================================================================================================
Expenses                Management fees--Note 4                                                             2,079,375      3,351,982
                        ------------------------------------------------------------------------------------------------------------
                        Distribution and service plan fees--Note 4:
                        Class A                                                                               797,590      1,216,878
                        Class B                                                                               424,862        636,220
                        Class C                                                                                18,050          5,096
                        ------------------------------------------------------------------------------------------------------------
                        Transfer and shareholder servicing agent fees--Note 4                                 283,038        390,854
                        ------------------------------------------------------------------------------------------------------------
                        Trustees' fees and expenses--Note 1                                                   132,798         78,493
                        ------------------------------------------------------------------------------------------------------------
                        Shareholder reports                                                                   115,108        202,087
                        ------------------------------------------------------------------------------------------------------------
                        Custodian fees and expenses                                                            65,592         97,981
                        ------------------------------------------------------------------------------------------------------------
                        Legal and auditing fees                                                                34,742         60,278
                        ------------------------------------------------------------------------------------------------------------
                        Insurance expenses                                                                     13,210         37,705
                        ------------------------------------------------------------------------------------------------------------
                        Registration and filing fees:
                        Class A                                                                                 4,408         11,418
                        Class B                                                                                 2,387          3,762
                        Class C                                                                                 1,001             10
                        ------------------------------------------------------------------------------------------------------------
                        Other                                                                                  24,702         27,680
                                                                                                          -----------    -----------
                        Total expenses                                                                      3,996,863      6,120,444
                        Less reimbursement of expenses by OppenheimerFunds, Inc.--Note 4                           --         (8,207
                                                                                                          -----------    -----------
                        Net expenses                                                                        3,996,863      6,112,237

====================================================================================================================================
Net Investment Income                                                                                      21,806,993     35,280,169

====================================================================================================================================
Realized and            Net realized gain (loss) on:
Unrealized Gain (Loss)  Investments                                                                         4,226,096      3,082,001
                        Closing of futures contracts                                                        6,046,947    (13,142,188
                                                                                                          -----------    -----------
                        Net realized gain (loss)                                                           10,273,043    (10,060,187
                        ------------------------------------------------------------------------------------------------------------
                        Net change in unrealized appreciation or depreciation on investments              (27,145,177)    79,929,069
                                                                                                          -----------    -----------
                        Net realized and unrealized gain (loss)                                           (16,872,134)    69,868,882

====================================================================================================================================
Net Increase in Net Assets Resulting From Operations                                                      $ 4,934,859   $105,149,051
                                                                                                          ===========   ============

1. The Fund changed its fiscal year end from December 31 to July 31. See accompanying Notes to Financial Statements.

16  Oppenheimer Tax-Free Bond Fund

                        Statements of Changes in Net Assets

                                                                                         Seven Months
                                                                                         Ended July 31,  Year Ended December 31,
                                                                                         1996(1)         1995          1994
====================================================================================================================================
Operations              Net investment income                                             $21,806,993    $35,280,169    $36,938,871
                        ------------------------------------------------------------------------------------------------------------
                        Net realized gain (loss)                                           10,273,043    (10,060,187)      (507,588)
                        ------------------------------------------------------------------------------------------------------------
                        Net change in unrealized appreciation
                        or depreciation                                                   (27,145,177)    79,929,069    (97,929,896)
                                                                                          ------------   -----------    -----------
                        Net increase (decrease) in net assets resulting
                        from operations                                                     4,934,859    105,149,051    (61,498,613)

====================================================================================================================================
Dividends and           Dividends from net investment income:
Distributions to        Class A                                                           (19,338,196)   (31,334,557)   (34,265,091)
Shareholders            Class B                                                            (2,010,127)    (3,003,846)    (2,383,056)
                        Class C                                                               (84,287)       (19,720)            --
                        ------------------------------------------------------------------------------------------------------------
                        Distributions in excess of net investment income:
                        Class A                                                                   --      (1,231,760)            --
                        Class B                                                                   --        (140,728)            --
                        Class C                                                                   --          (3,835)            --
                        ------------------------------------------------------------------------------------------------------------
                        Distributions in excess of net realized gain:
                        Class A                                                                   --              --       (261,506)
                        Class B                                                                   --              --        (19,061)

====================================================================================================================================
Beneficial Interest     Net increase (decrease) in net assets resulting from
Transactions            beneficial interest transactions--Note 2:
                        Class A                                                           (29,466,037)    30,679,725     24,534,984
                        Class B                                                             3,308,384     12,510,842     27,145,605
                        Class C                                                             2,283,590      1,925,528             --

====================================================================================================================================
Net Assets              Total increase (decrease)                                         (40,371,814)   114,530,700    (46,746,738)
                        ------------------------------------------------------------------------------------------------------------
                        Beginning of period                                               708,936,005    594,405,305    641,152,043
                                                                                          ----------     -----------    -----------
                        End of period [including undistributed (overdistributed)
                        net investment income of $744,031, $591,821 and
                        $(922,046), respectively]                                        $668,564,191   $708,936,005   $594,405,305
                                                                                         ============   ============   ============

                        1. The Fund changed its fiscal year end from December 31 to July 31.
                        See accompanying Notes to Financial Statements.

                        17  Oppenheimer Tax-Free Bond Fund

                         Financial Highlights

                                                                         Class A
                                                                         ----------------------------------------------------

                                                                         Seven Months
                                                                         Ended July 31,  Year Ended December 31,
                                                                         1996(2)         1995         1994         1993
                         ====================================================================================================
                         Per Share Operating Data:
                         Net asset value, beginning of period               $9.98           $8.93       $10.44       $ 9.94
                         ----------------------------------------------------------------------------------------------------
                         Income (loss) from investment operations:
                         Net investment income                                .32             .54          .57          .59
                         Net realized and unrealized gain (loss)             (.25)           1.06        (1.52)         .74
                                                                          -------         -------     --------     --------
                         Total income (loss) from
                         investment operations                                .07            1.60         (.95)        1.33
                         ----------------------------------------------------------------------------------------------------
                         Dividends and distributions to shareholders:
                         Dividends from net investment income                (.31)           (.54)        (.56)        (.62)
                         Dividends in excess of net
                         investment income                                     --            (.01)          --           --
                         Distributions from net realized gain                  --              --           --         (.21)
                         Distributions in excess of net realized gain          --              --           --(4)        --
                         ----------------------------------------------------------------------------------------------------
                         Total dividends and distributions
                         to shareholders                                     (.31)           (.55)        (.56)        (.83)
                         ----------------------------------------------------------------------------------------------------
                         Net asset value, end of period                     $9.74           $9.98       $ 8.93       $10.44
                                                                          ========        ========     ========     ========

                         ====================================================================================================
                         Total Return, at Net Asset Value(5)                 0.77%          18.28%       (9.19)%      13.79%

                         ====================================================================================================
                         Ratios/Supplemental Data:
                         Net assets, end of period (in thousands)        $590,299        $634,473     $541,161     $608,128
                         ----------------------------------------------------------------------------------------------------
                         Average net assets (in thousands)               $606,509        $569,859     $582,038     $567,777
                         ----------------------------------------------------------------------------------------------------
                         Ratios to average net assets:
                         Net investment income                               5.58%(6)        5.65%        5.94%        5.71%
                         Expenses                                            0.92%(6)        0.88%        0.88%        0.88%
                         ----------------------------------------------------------------------------------------------------
                         Portfolio turnover rate(7)                         23.9%           25.1%        21.7%        30.2%


                         1. For the period from August 29, 1995 (inception of offering) to December 31,
                         1995.

                         2. The Fund changed its fiscal year end from December 31 to July 31.

                         3. For the period from March 16, 1993 (inception of offering) to December 31,
                         1993.

                         4. Less than $.005 per share.

                         5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

                         18 Oppenheimer Tax-Free Bond Fund

                                                   Class B                                             Class C
                      --------------------------   ------------------------------------------------    -----------------------------
                                                                                                                       Period
                                                   Seven Months                                        Seven Months    Ended
                                                   Ended July 31  Year Ended December 31,              Ended July 31,  Dec. 31,
                         1992         1991         1996(2)        1995        1994        1993(3)      1996(2)         1995(1)
                      ==============================================================================================================

                            $9.77        $9.33        $9.96          $8.92      $10.43      $10.22          $9.96         $9.58
                      --------------------------------------------------------------------------------------------------------------


                              .62          .64          .27            .47         .50         .41            .27           .15
                              .25          .45         (.23)          1.05       (1.52)        .43           (.23)          .39
                         --------     --------     --------       --------    --------    --------       --------      --------

                              .87         1.09          .04           1.52       (1.02)        .84            .04           .54
                      --------------------------------------------------------------------------------------------------------------


                             (.58)        (.65)        (.27)          (.47)       (.49)       (.42)          (.27)         (.15)

                               --           --           --           (.01)         --          --             --          (.01)
                             (.12)          --           --             --          --        (.21)            --            --
                               --           --           --             --          --(4)       --             --            --
                      --------------------------------------------------------------------------------------------------------------
                             (.70)        (.65)        (.27)          (.48)       (.49)       (.63)          (.27)         (.16)
                      --------------------------------------------------------------------------------------------------------------
                            $9.94        $9.77        $9.73          $9.96      $ 8.92      $10.43          $9.73         $9.96
                         ========     ========      =======        =======     =======     =======        =======       =======

                      ==============================================================================================================
                             9.20%       12.11%        0.43%         17.30%      (9.91)%       8.49%          0.40%         5.64%

                      ==============================================================================================================

                         $496,628     $394,115      $74,055        $72,488     $53,245     $33,024         $4,210        $1,975
                      --------------------------------------------------------------------------------------------------------------
                         $438,684     $319,081      $73,047        $63,669     $46,548     $16,444         $3,105        $1,506
                      --------------------------------------------------------------------------------------------------------------

                             6.34%        6.70%        4.79%(6)       4.84%       5.11%       4.54%(6)       4.72%(6)      4.49%(6)
                             0.94%        0.89%        1.70%(6)       1.68%       1.69%       1.74%(6)       1.75%(6)      1.64%(6)
                      --------------------------------------------------------------------------------------------------------------
                            34.2%        23.5%        23.9%          25.1%       21.7%       30.2%          23.9%         25.1%


                      6. Annualized.

                      7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended July 31, 1996 were $162,256,752 and $191,195,959, respectively.

                      See accompanying Notes to Financial Statements.


                      19  Oppenheimer Tax-Free Bond Fund

                        Notes to Financial Statements

--------------------------------------------------------------------------------
1. Significant          Oppenheimer Tax-Free Bond Fund (the Fund) is
   Accounting Policies  registered under the Investment Company Act of
                        1940, as amended, as a diversified, open-end
                        management investment company. On June 6, 1996,
                        the Board of Trustees elected to change the fiscal
                        year end of the Fund from December 31 to July 31.
                        Accordingly, these financial statements include
                        information for the seven month period from
                        January 1, 1996 to July 31, 1996. The Fund's
                        investment objective is to seek the maximum
                        current income exempt from Federal income taxes
                        for individual investors that is consistent with
                        preservation of capital. The Fund's investment
                        advisor is OppenheimerFunds, Inc. (the Manager).
                        The Fund offers Class A, Class B and Class C
                        shares. Class A shares are sold with a front-end
                        sales charge. Class B and Class C shares may be
                        subject to a contingent deferred sales charge. All
                        classes of shares have identical rights to
                        earnings, assets and voting privileges, except
                        that each class has its own distribution and/or
                        service plan, expenses directly attributable to a
                        particular class and exclusive voting rights with
                        respect to matters affecting a single class. Class
                        B shares will automatically convert to Class A
                        shares six years after the date of purchase. The
                        following is a summary of significant accounting
                        policies consistently followed by the Fund.
                        --------------------------------------------------------
                        Investment Valuation. Portfolio securities are
                        valued at the close of the New York Stock Exchange
                        on each trading day. Listed and unlisted
                        securities for which such information is regularly
                        reported are valued at the last sale price of the
                        day or, in the absence of sales, at values based
                        on the closing bid or asked price or the last sale
                        price on the prior trading day. Long-term and
                        short-term "non-money market" debt securities are
                        valued by a portfolio pricing service approved by
                        the Board of Trustees. Such securities which
                        cannot be valued by the approved portfolio pricing
                        service are valued using dealer-supplied
                        valuations provided the Manager is satisfied that
                        the firm rendering the quotes is reliable and that
                        the quotes reflect current market value, or are
                        valued under consistently applied procedures
                        established by the Board of Trustees to determine
                        fair value in good faith. Short-term "money market
                        type" debt securities having a remaining maturity
                        of 60 days or less are valued at cost (or last
                        determined market value) adjusted for amortization
                        to maturity of any premium or discount.
                        --------------------------------------------------------
                        Allocation of Income, Expenses, and Gains and
                        Losses. Income, expenses (other than those
                        attributable to a specific class) and gains and
                        losses are allocated daily to each class of shares
                        based upon the relative proportion of net assets
                        represented by such class. Operating expenses
                        directly attributable to a specific class are
                        charged against the operations of that class.
                        --------------------------------------------------------
                        Federal Taxes. The Fund intends to continue to
                        comply with provisions of the Internal Revenue
                        Code applicable to regulated investment companies
                        and to distribute all of its taxable income,
                        including any net realized gain on investments not
                        offset by loss carryovers, to shareholders.
                        Therefore, no federal income or excise tax
                        provision is required. At July 31, 1996, the Fund
                        had available for federal income tax purposes an
                        unused capital loss carryover of $114,000, which
                        expires in 2003.
                        --------------------------------------------------------
                        Trustees' Fees and Expenses. The Fund has adopted
                        a nonfunded retirement plan for the Fund's
                        independent trustees. Benefits are based on years
                        of service and fees paid to each trustee during
                        the years of service. During the seven months
                        ended July 31, 1996, a provision of $102,072 was
                        made for the Fund's projected benefit obligations,
                        and payments of $5,460 were made to retired
                        trustees, resulting in an accumulated liability of
                        $247,005 at July 31, 1996.
                        --------------------------------------------------------
                        Distributions to Shareholders. The Fund intends to
                        declare dividends separately for Class A, Class B
                        and Class C shares from net investment income each
                        day the New York Stock Exchange is open for
                        business and pay such dividends monthly.
                        Distributions from net realized gains on
                        investments, if any, will be declared at least
                        once each year.
                        --------------------------------------------------------
                        Classification of Distributions to Shareholders.
                        Net investment income (loss) and net realized gain
                        (loss) may differ for financial statement and tax purposes primarily because of premium amortization for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.
                                  During the seven months ended July 31, 1996,
                        the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the seven months ended July 31, 1996, amounts have been reclassified to reflect an increase in paid-in capital of $1,203,603, a decrease in undistributed net investment income of $222,173, and a decrease in accumulated net realized gain on investments of $981,430.

                        20  Oppenheimer Tax-Free Bond Fund

--------------------------------------------------------------------------------
1. Significant          Other. Investment transactions are accounted for
   Accounting Policies  on the date the investments are purchased or sold
   (continued)          (trade date). Original issue discount on
                        securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. For bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
                                The preparation of financial statements in
                        conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of            The Fund has authorized an unlimited number of no
   Beneficial Interest  par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                        Seven Months Ended             Year Ended                      Year Ended
                                        July 31, 1996(2)               December 31, 1995(1)            December 31, 1994
                                        ---------------------------    ----------------------------    ----------------------------
                                        Shares          Amount         Shares          Amount          Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                                    4,747,849      $ 46,379,774      7,178,151     $ 68,805,897     11,090,618     $105,903,608
Issued in connection with the
acquisition of MI Fund, Inc.--Note 6           --                --             --               --      3,087,731       29,920,109
Issued in connection with the
acquisition of Quest National Tax-
Exempt Fund--Note 6                            --                --      7,276,353       71,599,310             --               --
Dividends and distributions reinvested  1,312,265        12,765,106      2,221,310       21,323,241      2,417,816       22,986,092
Redeemed                               (9,076,955)      (88,610,917)   (13,705,703)    (131,048,723)   (14,239,737)    (134,274,825)
                                       ----------      ------------    -----------     ------------    -----------     ------------
Net increase (decrease)                (3,016,841)     $(29,466,037)     2,970,111     $ 30,679,725      2,356,428     $ 24,534,984
                                       ==========      ============    ===========     ============    ===========     ============

-----------------------------------------------------------------------------------------------------------------------------------
Class B:
Sold                                    1,143,171      $ 11,161,707      2,306,017     $ 22,148,575      3,851,883     $ 36,866,795
Dividends and distributions reinvested    136,205         1,322,907        219,509        2,106,903        167,254        1,573,591
Redeemed                                 (943,865)       (9,176,230)    (1,221,000)     (11,744,636)    (1,213,330)     (11,294,781)
                                       ----------      ------------    -----------     ------------    -----------     ------------
Net increase                              335.511      $  3,308,384      1,304,526     $ 12,510,842      2,805,807     $ 27,145,605
                                       ==========      ============    ===========     ============    ===========     ============

-----------------------------------------------------------------------------------------------------------------------------------
Class C:
Sold                                      241,982      $  2,355,795        223,883     $  2,176,098             --     $         --
Dividends and distributions reinvested      4,841            46,807            553            5,492             --               --
Redeemed                                  (12,272)         (119,012)       (26,189)        (256,062)            --               --
                                       ----------      ------------    -----------     ------------    -----------     ------------
Net increase                              234,551      $  2,283,590        198,247     $  1,925,528             --     $         --
                                       ==========      ============    ===========     ============    ===========     ============


1. For the year ended December 31, 1995 for both Class A and B shares and for the period from August 29, 1995 (inception of offering) to December 31, 1995 for Class C shares.

2. The Fund changed its fiscal year end from December 31 to July 31.


--------------------------------------------------------------------------------
3. Unrealized Gains and    At July 31, 1996, net unrealized appreciation on
   Losses on Investments   investments of $15,143,139 was composed of gross
                           appreciation of $22,088,617, and gross
                           depreciation of $6,945,478.

                           21  Oppenheimer Tax-Free Bond Fund

--------------------------------------------------------------------------------
4. Management Fees and     Management fees paid to the Manager were in
   Other Transactions      accordance with the investment advisory agreement
   With Affiliates         with the Fund which provides for a fee of 0.60% on
                           the first $200 million of average annual net assets, 0.55% on the next $100 million, 0.50% on the next $200 million, 0.45% on the next $250 million, 0.40% on the next $250 million and 0.35% on net assets in excess of $1 billion. The Manager has agreed to assume Fund expenses (with specified exceptions) in excess of the most stringent applicable regulatory limit on Fund expenses.
                                  In 1995, the Manager reimbursed the Fund for
                           SEC fees incurred in connection with the acquisition of Quest National Tax-Exempt Fund.
                                  For the seven months ended July 31, 1996,
                           commissions (sales charges paid by investors) on sales of Class A shares totaled $519,750, of which $161,377 was retained by OppenheimerFunds
                           Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's
                           Class B and Class C shares totaled $358,053 and
                           $23,062, of which $17,194 and $1,601,
                           respectively, was paid to an affiliated
                           broker/dealer. During the seven months ended July
                           31, 1996, OFDI received contingent deferred sales charges of $123,046, upon redemption of Class B shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
                                  OppenheimerFunds Services (OFS), a division
                           of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.
                                  The Fund has adopted a Service Plan for Class
                           A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold
                           Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the seven months ended July 31, 1996, OFDI paid
                           $56,525 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

                                   The Fund has adopted compensation type
                           Distribution and Service Plans for Class B and
                           Class C shares to compensate OFDI for its services
                           and costs in distributing Class B and Class C
                           shares and servicing accounts. Under the Plans,
                           the Fund pays OFDI an annual asset-based sales
                           charge of 0.75% per year on Class B shares that
                           are outstanding for 6 years or less and on Class C
                           shares, as compensation for sales commissions paid
                           from its own resources at the time of sale and
                           associated financing costs. If the Plans are
                           terminated by the Fund, the Board of Trustees may
                           allow the Fund to continue payments of the
                           asset-based sales charge to OFDI for certain
                           expenses it incurred before the Plans were
                           terminated. OFDI also receives a service fee of
                           0.25% per year as compensation for costs incurred
                           in connection with the personal service and
                           maintenance of accounts that hold shares of the
                           Fund, including amounts paid to brokers, dealers,
                           banks and other financial institutions. Both fees
                           are computed on the average annual net assets of
                           Class B and Class C shares, determined as of the
                           close of each regular business day. During the
                           seven months ended July 31, 1996, OFDI paid $4,790
                           to an affiliated broker/dealer as compensation for
                           Class B personal service and maintenance expenses
                           and retained $344,077 and $18,050, respectively,
                           as compensation for Class B and Class C sales
                           commissions and service fee advances, as well as
                           financing costs. At July 31, 1996, OFDI had
                           incurred unreimbursed expenses of $2,743,714 for
                           Class B and $74,173 for Class C.
--------------------------------------------------------------------------------
5. Futures Contracts       The Fund may buy and sell interest rate futures
                           contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
                                  The Fund generally sells futures contracts
                           to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
                                  Upon entering into a futures contract, the
                           Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value.
                           Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


                           22  Oppenheimer Tax-Free Bond Fund

--------------------------------------------------------------------------------
5. Futures Contracts       Securities held in collateralized accounts to
   (continued)             cover initial margin requirements on open futures
                           contracts are noted in the Statement of
                           Investments. The Statement of Assets and
                           Liabilities reflects a receivable or payable for the daily mark to market for variation margin.
                                     Risks of entering into futures contracts
                           (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.
                           At July 31, 1996, the Fund had outstanding futures contracts to sell debt securities as follows:


                                                  Expiration   Number of           Valuation as of   Unrealized
                                                  Date         Futures Contracts   July 31, 1996     Depreciation
                           --------------------------------------------------------------------------------------
                           U.S. Treasury Bonds    9/96         625                 $68,203,125       $185,156

                           -----------------------------------------------------
6. Acquisition of MI       On March 31, 1994 Oppenheimer Tax-Free Bond Fund
   Fund, Inc.              acquired all of the net assets of MI Fund, Inc.
   And Quest National      (MI Fund), pursuant to an Agreement and Plan of
   Tax-Exempt Fund         Reorganization approved by the MI shareholders on
                           March 18, 1994. The Fund issued 3,087,731 shares of beneficial interest, valued at $29,920,109, in exchange for the net assets, resulting in combined net assets of $636,205,208 on March 31, 1994. The net assets acquired included net unrealized appreciation of $1,808,741. The exchange was tax-free.
                                     On November 24, 1995, Oppenheimer Tax-Free
                           Bond Fund acquired all of the net assets of Quest
                           National Tax-Exempt Fund, pursuant to an Agreement and Plan of Reorganization approved by the Quest
                           National Tax-Exempt Fund shareholders on November
                           16, 1995. The Fund issued 7,276,353 shares of beneficial interest, valued at $71,599,310, in exchange for the net assets, resulting in combined net assets of $711,397,113 on November 24, 1995.
                           The net assets acquired included net unrealized appreciation of $3,756,263. The exchange was tax-free.

                                Appendix A

             Descriptions of Municipal Bond Ratings Categories

    Municipal Bonds

  Moody's Investor Services, Inc. The ratings of Moody's Investors Service, Inc. ("Moody's") for Municipal Bonds are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Municipal Bonds rated "Aaa" are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than "Aaa" rated Municipal Bonds. The "Aaa" and "Aa" rated bonds comprise what are generally known as "high grade bonds." Municipal Bonds which are rated "A" by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment at some time in the future. Municipal Bonds rated "Baa" are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent
obligations which are speculative in a high degree.   Such issues
are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated Aa1, A1, Baa1, Ba1 and B1 respectively.

     In addition to the alphabetic rating system described above, Municipal Bonds rated by Moody's which have a demand feature that provides the holder with the ability to periodically tender ("put") the portion of the debt covered by the demand feature, may also have a short-term rating assigned to such demand feature. The short-term rating uses the symbol VMIG to distinguish characteristics which include payment upon periodic demand rather than fund or scheduled maturity dates and potential reliance upon external liquidity, as well as other factors. The highest investment quality is designated by the VMIG 1 rating and the lowest by VMIG 4.

  Standard & Poor's Corporation. The ratings of Standard & Poor's Corporation ("S&P") for Municipal Bonds are AAA (Prime), AA (High Grade), A (Good Grade), BBB (Medium Grade), BB, B, CCC, CC, and C (speculative grade). Bonds rated in the top four categories (AAA, AA, A, BBB) are commonly referred to as "investment grade." Municipal Bonds rated AAA are "obligations of the highest quality." The rating of AA is accorded issues with investment characteristics "only slightly less marked than those of the prime quality issues." The rating of A describes "the third strongest capacity for payment of debt service." Principal and interest payments on bonds in this category are regarded as safe. It differs from the two higher ratings because, with respect to general obligations bonds, there is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate. The BBB rating is the lowest "investment grade" security rating. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered. With respect to revenue bonds, debt coverage is only fair. Stability of the pledged revenues could show variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger. Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which would lead to inadequate capacity to meet timely interest and principal payments. Bonds rated "B" have a greater vulnerability to default, but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. Bonds rated "CCC" have a current identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Bonds noted "CC" typically are debt subordinated to senior debt which is assigned on actual or implied "CCC" debt rating. Bonds rated "C" typically are debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. Bonds rated "D" are in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during the grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  Fitch. The ratings of Fitch Investors Service, Inc. for Municipal Bonds are AAA, AA, A, BBB, BB, B, CCC, CC, C, DDD, DD,
and D.   Municipal Bonds rated AAA are judged to be of the "highest credit quality." The rating of AA is assigned to bonds of "very high credit quality." Municipal Bonds which are rated A by Fitch are considered to be of "high credit quality." The rating of BBB is assigned to bonds of "satisfactory credit quality." The A and BBB rated bonds are more vulnerable to adverse changes in economic conditions than bonds with higher ratings. Bonds rated AAA, AA, A and BBB are considered to be of investment grade quality. Bonds rated below BBB are considered to be of speculative quality. The ratings of "BB" is assigned to bonds considered by Fitch to be "speculative." The rating of "B" is assigned to bonds considered by Fitch to be "highly speculative." Bonds rated "CCC" have certain identifiable characteristics which, if not remedied, may
lead to default.   Bonds rated "CC" are minimally protected.
Default in payment of interest and/or principal seems probable over time. Bonds rated "C" are in imminent default in payment of interest or principal. Bonds rated "DDD", "DD" and "D" are in default on interest and/or principal payments. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

       Duff & Phelps. The ratings of Duff & Phelps are as follows:
AAA which are judged to be the "highest credit quality". The risk factors are negligible, being only slightly more than for risk-free US Treasury debt. AA+, AA & AA- High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. A+, A & A- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress. BBB+, BBB & BBB- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles. BB+, BB & BB- Below investment grade but deemed to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category. B+, B & B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade. CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic industry conditions, and/or with unfavorable company developments. DD Defaulted debt obligations issuer failed to meet scheduled principal and/or interest payments. DP Preferred stock with dividend arreages.

    Municipal Notes

       Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Notes bearing the designation MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for financing. Notes bearing the designation "MIG-2" are of high quality with ample margins of protection, although not as large as notes rated "MIG." Such short-term notes which have demand features may also carry a rating using the symbol VMIG as described above, with the designation MIG-1/VMIG 1 denoting best quality, with superior liquidity support in addition to those characteristics attributable to the designation MIG-1.

       S&P's rating for Municipal Notes due in three years or less are SP-1, SP-2, and SP-3. SP-1 describes issues with a very strong capacity to pay principal and interest and compares with bonds rated A by S&P; if modified by a plus sign, it compares with bonds rated AA or AAA by S&P. SP-2 describes issues with a satisfactory capacity to pay principal and interest, and compares with bonds rated BBB by S&P. SP-3 describes issues that have a speculative capacity to pay principal and interest.

       Fitch's rating for Municipal Notes due in three years or less are F-1+, F-1, F-2, F-3, F-S and D. F-1+ describes notes with an exceptionally strong credit quality and the strongest degree of assurance for timely payment. F-1 describes notes with a very strong credit quality and assurance of timely payment is only slightly less in degree than issues rated F-1+. F-2 describes notes with a good credit quality and a satisfactory assurance of timely payment, but the margin of safety is not as great for issues assigned F-1+ or F-1 ratings. F-3 describes notes with a fair credit quality and an adequate assurance of timely payment, but near-term adverse changes could cause such securities to be rated below investment grade. F-S describes notes with weak credit quality. Issues rated D are in actual or imminent payment default.

Corporate Debt

     The "other debt securities" included in the definition of temporary investments are corporate (as opposed to municipal) debt obligations. The Moody's, S&P and Fitch corporate debt ratings shown do not differ materially from those set forth above for Municipal Bonds.

Commercial Paper

       Moody's The ratings of commercial paper by Moody's are Prime-1, Prime-2, Prime-3 and Not Prime. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

        S&P The ratings of commercial paper by S&P are A-1, A-2, A-3, B, C, and D. A-1 indicates that the degree of safety regarding timely payment is strong. A-2 indicates capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. A-3 indicates an adequate capacity for timely payments. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B indicates only speculative capacity for timely payment. C indicates a doubtful
capacity for payment.    D is assigned to issues in default.

        Fitch The ratings of commercial paper by Fitch are similar to its ratings of Municipal Notes, above.

                                Appendix B

                     Tax Exempt/Tax Equivalent Yields

The equivalent yield table below compares tax-free income with taxable income under Federal income tax rates effective in 1996. The tables assume that an investor's highest tax bracket applies to the change in taxable income resulting from a switch between taxable and non-taxable investments, that the investor is not subject to the Alternative Minimum Tax, and that the state income tax payments are fully deductible for Federal income tax purposes. The income tax brackets are subject to indexing in future years to reflect changes in the Consumer Price Index.

    Example: Assuming a 4% tax-free yield, the equivalent taxable yield would be 5.80% of a person in the 31% tax bracket.


Federal         Effective     An Oppenheimer Municipal Bond Fund Yield of:
Taxable         Tax    2.00%  2.50% 3.00%      3.50% 3.91%       3.93% 4.00%     4.50%     5.00%
Income          Bracket       Is Approximately Equivalent To a Taxable Yield of:
JOINT RETURN

Over    Not over

$          0    $ 40,100      15.00%     2.35% 2.94% 3.53%       4.12% 4.60%     4.62%      4.71%
5.29%   5.88%
$ 40,100        $ 96,900      28.00%     2.78% 3.47% 4.17%       4.86% 5.43%     5.46%      5.58%    6.25%     6.94%
$ 96,900        $147,700      31.00%     2.90% 3.62% 4.35%       5.07% 5.67%     5.70%      5.80%    6.52%     7.25%
$147,700        $263,750      36.00%     3.13% 3.91% 4.69%       5.47% 6.11%     6.14%      6.25%    7.03%     7.81%
$263,750 and above     39.60% 3.31% 4.14%      4.97% 5.79%       6.47% 6.51%      6.62%    7.45%     8.28%

                       5.50%  6.00% 6.50%      7.00% 7.50%       8.00%

                       6.47%  7.06%  7.65%      8.24%      8.82%  9.41%
                       7.64%  8.33%  9.03%      9.72%     10.42% 11.11%
                       7.97%  8.70%  9.42%     10.14%     10.87% 11.59%
                       8.59%  9.38% 10.16%     10.94%     11.72% 12.50%
                       9.11%  9.93% 10.76%     11.59%     12.42% 13.25%


SINGLE RETURN

Over    Not over              2.00% 2.50%      3.00% 3.50%       3.91% 3.93%     4.00%     4.50%     5.00%

$      0        $ 24,000      15.00%     2.35% 2.94% 3.53%       4.12% 4.60%     4.62%      4.71%    5.29%     5.88%
$ 24,000        $ 58,150      28.00%     2.78% 3.47% 4.17%       4.86% 5.43%     5.46%      5.56%    6.25%     6.94%
$ 58,150        $121,300      31.00%     2.90% 3.62% 4.35%       5.07% 5.67 5.70%      5.80%         6.52%     7.25%
$121,300        $263,750      36.00%     3.13% 3.91% 4.69%       5.47% 6.11%     6.14%      6.25%    7.03%     7.81%
$263,750 and above     39.80% 3.31% 4.14%      4.97% 5.79%       6.47% 6.51%      6.62%    7.45%     8.28%

                       5.50%  6.00% 6.50%      7.00% 7.50%       8.00%

                       6.47%  7.06%  7.65%      8.24%      8.82%  9.41%
                       7.64%  8.33%  9.03%      9.72%     10.42% 11.11%
                       7.97%  8.70%  9.42%     10.14%     10.87% 11.59%
                       8.59%  9.38% 10.16%     10.94%     11.72% 12.50%
                       9.11%  9.93% 10.76%     11.59%     12.42% 13.25%

                                  APPENDIX C

                  Municipal Bond Industry Classifications



        Electric                         Resource Recovery
        Gas
        Water                            Higher Education
        Sewer                            Education
        Telephone

                                         Lease Rental
        Adult Living Facilities
        Hospital
                                         Non Profit Organization

        General Obligation               Highways
        Special Assessment               Marine/Aviation
        Facilities
        Sales Tax
        Multi Family Housing
        Manufacturing, Non Durables Single Family Housing
        Manufacturing, Durables

        Pollution Control
Investment Adviser
   OppenheimerFunds, Inc.
   Two World Trade Center
   New York, New York 10048-0203

Distributor
   OppenheimerFunds Distributor, Inc.
   Two World Trade Center
   New York, New York 10048-0203

Transfer Agent
   OppenheimerFunds Services
   P.O. Box 5270
   Denver, Colorado 80217
   1-800-525-7048

Custodian of Portfolio Securities
   Citibank, N.A.
   399 Park Avenue
   New York, New York 10043

Independent Auditors
   KPMG Peat Marwick LLP
   707 Seventeenth Street
   Denver, Colorado 80202

Legal Counsel
   Gordon Altman Butowsky Weitzen Shalov & Wein
   114 West 47th Street
   New York, New York 10036

                   OPPENHEIMER MUNICIPAL BOND FUND

                                 FORM N-1A

                                  PART C

                             OTHER INFORMATION


Item 24. Financial Statements and Exhibits
-------- ---------------------------------
   (a)   Financial Statements
         --------------------
          (1)  Financial Highlights -- See Parts A and B*

          (2)  Independent Auditors' Report -- See Part B*

          (3)  Statement of Investments at 12/31/95 (audited) --
See Part B*

          (4)  Statement of Assets and Liabilities at 12/31/95
(audited) -- See Part B*

          (5)  Statement of Operations at 12/31/95 (audited) --
See Part B*

          (6) Statements of Changes in Net Assets for the fiscal years ended 12/31/94 and 12/31/95 -- See Part B*

          (7)  Notes to Financial Statements -- See Part B*

------------------
* Filed herewith.

     (b)  Exhibits
          --------

          (1)  Amended and Restated Declaration of Trust dated
September 16, 1996: Filed herewith.

          (2)  Amended By-Laws of Registrant as of August 6, 1987:
Filed with Form SE to Registrant's Form N-SAR for the fiscal year ended 12/31/87, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

          (3)  Not applicable.

          (4)  (i)    Specimen Class A Share Certificate: Filed
herewith.

               (ii) Specimen Class B Share Certificate: Filed herewith.

               (iii) Specimen Class C Share Certificate: Filed herewith.

          (5) Investment Advisory Agreement dated October 22, 1990: Filed with Post-Effective Amendment No. 27 to Registrant' Registration Statement, 2/28/91, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

          (6)  (i)    General Distributor's Agreement dated
December 10, 1992: Filed with Post-Effective Amendment No. 30 to
Registrant's Registration Statement, 3/16/93, refiled  with
Registrant's Post-Effective Amendment No. 33,  4/28/95, pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

               (ii)   Form of Oppenheimer Funds Distributor, Inc.
Dealer  Agreement: Filed with Post-Effective Amendment No. 14 of
Oppenheimer Main Street Funds, Inc. (Reg. No. 33- 17850), 9/30/94, and incorporated herein by reference.

               (iii)  Form of Oppenheimer Funds Distributor, Inc.
Broker  Agreement: Filed with Post-Effective Amendment No. 14 of
Oppenheimer Main Street Funds, Inc. (Reg. No. 33- 17850), 9/30/94, and incorporated herein by reference.

               (iv) Form of Oppenheimer Funds Distributor, Inc. Agency Agreement: Filed with Post-Effective Amendment No. 14 to
the Registration Statement of Oppenheimer Main   Street Funds, Inc.
(Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

               (v) Broker Agreement between Oppenheimer Fund Management, Inc. and Newbridge Securities, Inc. dated October 1, 1986: Filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Growth Fund (File No. 2-45272), 11/1/86, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No.2-45272), 8/22/94, pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

          (7) Retirement Plan for Non-Interested Trustees or Directors dated 6/7/90: Filed with Post-Effective Amendment No. 97 of Oppenheimer Fund (Reg. No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

          (8)  (i)    Custodian Agreement dated October 7, 1976:
Filed with Post-Effective Amendment No.2 to Registrant's
Registration Statement, 5/18/77, refiled with Registrant's Post-
Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

               (ii) Assignment and Amendment dated May 1, 1987 of Custody Agreement dated October 7, 1976 among Oppenheimer Tax-Free Bond Fund, Inc., Citibank, N.A., and Oppenheimer Tax-Free Bond
Fund: Filed with Post-Effective Amendment No. 22 to Registrant's Registration Statement, 5/1/87, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

               (iii) Amendment dated as of March, 1978 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Filed with Post-Effective Amendment No. 24 to Registrant's Registration Statement, 5/2/88, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

               (iv) Amendment dated as of August 13, 1980 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Filed with Post-Effective Amendment No. 24 to Registrant's Registration Statement, 5/2/88, refiled with Registrant's Post-Effective
Amendment No. 33,   4/28/95, pursuant to Item 102 of Regulation S-
T, and  incorporated herein by reference.

               (v) Amendment dated September 28, 1984 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Filed with
Post-Effective Amendment No. 24 to Registrant's Registration
Statement, 5/2/88, refiled  with Registrant's Post-Effective
Amendment No. 33,   4/28/95, pursuant to Item 102 of Regulation S-
T, and  incorporated herein by reference.

               (vi) Amendment dated June 16, 1986 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Filed with Post-Effective Amendment No. 24 to Registrant's Registration Statement, 5/2/88, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

          (9)  Not applicable.

          (10) Opinion and Consent of Counsel dated 5/1/87: Filed with Post-Effective Amendment No. 22 to Registrant's Registration
Statement, 5/1/87, refiled with Registrant's Post-Effective
Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

          (11) Independent Auditors' Consent: Filed herewith.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) (i)    Service Plan and Agreement for Class A shares
dated 6/10/93 pursuant to Rule 12b-1 under the Investment Company
Act of 1940: Filed with Post-Effective Amendment No. 31 to
Registrant's Registration Statement 3/1/94, and incorporated herein by reference.

               (ii) Distribution and Service Plan and Agreement for Class B shares under Rule 12b-1 dated 2/10/94: Filed with
Registrant's Post-Effective Amendment No. 33, 4/28/95, and incorporated herein by reference.

               (iii) Distribution and Service Plan and Agreement for Class C shares under Rule 12b-1 dated August 29, 1995: Filed with Post-Effective Amendment No. 34 to Registrant's Registration Statement, 6/29/95, and incorporated herein by reference.
          (16) Performance Data Computation Schedule: Filed herewith.

          (17) (i)    Financial Data Schedule for Class A Shares
for the fiscal year ended 12/31/95 (audited): Filed herewith.

               (ii) Financial Data Schedule for Class B Shares for the fiscal year ended 12/31/95 (audited): Filed herewith.

               (iii) Financial Date Schedule for Class C Shares for the fiscal period ended 12/31/95: Filed herewith.

          (18) OppenheimerFunds Multiple Class Plan under Rule 18f-3 dated 10/24/95: Previously filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer California Tax-Exempt Fund (Reg. No. 33-23566), 11/1/95 and incorporated herein by reference.

          --   Powers of Attorney, including Certified Board
Resolutions: Previously filed (Bridget A. Macaskill) with Post-Effective Amendment No. 36 to Registrant's Registration Statement, 4/20/96, and previously filed (all other Trustees) with Post-Effective Amendment No. 31 to Registrant's Registration Statement, 3/1/94, and incorporated herein by reference.

Item 25.  Persons Controlled by or under Common Control
          with Registrant
--------  ---------------------------------------------
          None.

Item 26.   Number of Holders of Securities
--------   -------------------------------
                                    Number of Record
                                    Holders as of
Title of Class                           April 1, 1996
--------------                           ----------------
Class A Shares of Beneficial Interest    18,382
Class B Shares of Beneficial Interest     2,382
Class C Shares of Beneficial Interest        72

Item 27.  Indemnification
--------  ---------------
 Reference is made to paragraphs (c) through (g) of Section 12 of Article SEVENTH of Registrant's Declaration of Trust filed as
Exhibit 24(b)(1) to this Registration Statement.

 Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser
--------   ----------------------------------------------------

 (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

 (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

    Name & Current Position      Other Business and Connections
with OppenheimerFunds, Inc.      During the Past Two Years
---------------------------      -------------------------------

Mark J.P. Anson,
Vice President                   Vice President of Oppenheimer
                                 Real Asset Management, Inc.
                                 ("ORAMI"); formerly Vice
                                 President of Equity Derivatives
                                 at Salomon Brothers, Inc.

Peter M. Antos,
Senior Vice President            An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; a Chartered Financial
                                 Analyst; Senior Vice President of
                                 HarbourView; prior to March, 1996
                                 he was the senior equity
                                 portfolio manager for the
                                 Panorama Series Fund, Inc. (the
                                 "Company") and other mutual funds
                                 and pension funds managed by G.R.
                                 Phelps & Co. Inc. ("G.R.
                                 Phelps"), the Company's former
                                 investment adviser, which was a
                                 subsidiary of Connecticut Mutual
                                 Life Insurance Company; was also
                                 responsible for managing the
                                 common stock department and
                                 common stock investments of
                                 Connecticut Mutual Life Insurance
                                 Co.

Lawrence Apolito,
Vice President                   None.

Victor Babin,
Senior Vice President            None.

Bruce Bartlett,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; formerly a Vice President
                                 and Senior Portfolio Manager at
                                 First of America Investment Corp.

Ellen Batt,
Assistant Vice President         None

Kathleen Beichert,
Assistant Vice President         Formerly employed by Smith
                                 Barney, Inc.

David Bernard,
Vice President                   Previously a Regional Sales
                                 Director for Retirement Plan
                                 Services at Charles Schwab & Co.,
                                 Inc.
Robert J. Bishop,
Vice President                   Assistant Treasurer of the
                                 Oppenheimer Funds (listed below);
                                 previously a Fund Controller for
                                 OppenheimerFunds, Inc. (the
                                 "Manager").

George Bowen,
Senior Vice President & Treasurer     Treasurer of the New York-based
                                      Oppenheimer Funds; Vice
                                      President, Assistant Secretary
                                      and Treasurer of the Denver-based
                                      Oppenheimer Funds. Vice President
                                      and Treasurer of OppenheimerFunds
                                      Distributor, Inc. (the
                                      "Distributor") and HarbourView
                                      Asset Management Corporation
                                      ("HarbourView"), an investment
                                      adviser subsidiary of the
                                      Manager; Senior Vice President,
                                      Treasurer, Assistant Secretary
                                      and a director of Centennial
                                      Asset Management Corporation
                                      ("Centennial"), an investment
                                      adviser subsidiary of the
                                      Manager; Vice President,
                                      Treasurer and Secretary of
                                      Shareholder Services, Inc.
                                      ("SSI") and Shareholder Financial
                                      Services, Inc. ("SFSI"), transfer
                                      agent subsidiaries of the
                                      Manager; Director, Treasurer and
                                      Chief Executive Officer of
                                      MultiSource Services, Inc.; Vice
                                      President and Treasurer of
                                      Oppenheimer Real Asset
                                      Management, Inc.; President,
                                      Treasurer and Director of
                                      Centennial Capital Corporation;
                                      Vice President and Treasurer of
                                      Main Street Advisers.

Scott Brooks,
Assistant Vice President         None.

Susan Burton,
Assistant Vice President         Previously a Director of
                                 Educational Services for H.D.
                                 Vest Investment Securities, Inc.

Michael A. Carbuto,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; Vice President of
                                 Centennial.

Ruxandra Chivu,
Assistant Vice President         None.

O. Leonard Darling,
Executive Vice President         Formerly Co-Director of Fixed
                                 Income for State Street Research
                                 & Management Co.

Robert A. Densen,
Senior Vice President            None.

Robert Doll, Jr.,
Executive Vice President and
Director                         An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

John Doney,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director     Secretary of the New York-based
                                 Oppenheimer Funds; Vice President
                                 and Secretary of the Denver-based
                                 Oppenheimer Funds; Secretary of
                                 the Oppenheimer Quest and
                                 Oppenheimer Rochester Funds;
                                 Executive Vice President,
                                 Director and General Counsel of
                                 the Distributor; President and a
                                 Director of Centennial; Chief
                                 Legal Officer and a Director of
                                 MultiSource Services, Inc.;
                                 President and a Director of
                                 Oppenheimer Real Asset
                                 Management, Inc.; Executive Vice
                                 President, General Counsel and
                                 Director of SFSI and SSI;
                                 formerly Senior Vice President
                                 and Associate General Counsel of
                                 the Manager and the Distributor.

George Evans,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

Scott Farrar,
Vice President                   Assistant Treasurer of the New
                                 York-based and Denver-based
                                 Oppenheimer funds.

Katherine P. Feld,
Vice President and Secretary     Vice President and Secretary of
                                 OppenheimerFunds Distributor,
                                 Inc.; Secretary of HarbourView
                                 Asset Management Corporation,
                                 MultiSource Services, Inc. and
                                 Centennial Asset Management
                                 Corporation; Secretary, Vice
                                 President and Director of
                                 Centennial Capital Corporation;
                                 Vice President and Secretary of
                                 ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division               An officer, Director and/or
                                 portfolio manager of certain
                                 Oppenheimer funds. Formerly
                                 Chairman of the Board and
                                 Director of Rochester Fund
                                 Distributors, Inc. ("RFD"),
                                 President and Director of
                                 Fielding Management Company, Inc.
                                 ("FMC"), President and Director
                                 of Rochester Capital Advisors,
                                 Inc. ("RCAI"), Managing Partner
                                 of Rochester Capital Advisors,
                                 L.P., President and Director of
                                 Rochester Fund Services, Inc.
                                 ("RFS"), President and Director
                                 of Rochester Tax Managed Fund,
                                 Inc.
John Fortuna,
Vice President                   None.

Patricia Foster,
Vice President                   Formerly she held the following
                                 positions:  An officer of certain
                                 Oppenheimer funds; Secretary and
                                 General Counsel of Rochester
                                 Capital Advisors, L.P. and
                                 Secretary of Rochester Tax
                                 Managed Fund, Inc.

Robert G. Galli,
Vice Chairman                    Trustee of the New York-based
                                 Oppenheimer Funds; Vice President
                                 and Counsel of OAC; formerly he
                                 held the following positions:
                                 Vice President and a director of
                                 HarbourView and Centennial, a
                                 director of SFSI and SSI, an
                                 officer of other Oppenheimer
                                 Funds.

Linda Gardner,
Assistant Vice President         None.

Janelle Gellermann,
Assistant Vice President         None.

Jill Glazerman,                  None.
Assistant Vice President

Ginger Gonzalez,
Vice President, Director of
Marketing Communications         Formerly 1st Vice President /
                                 Director of Graphic and Print
                                 Communications for Shearson
                                 Lehman Brothers.

Mildred Gottlieb,
Assistant Vice President         Formerly served as a Strategy
                                 Consultant for the Private Client
                                 Division of Merrill Lynch.

Caryn Halbrecht,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; formerly Vice President of
                                 Fixed Income Portfolio Management
                                 at Bankers Trust.

Barbara Hennigar,
Executive Vice President and
President and Chief Executive
Officer of OppenheimerFunds
Services, a division of the Manager   President and Director of SFSI;
                                      President and Chief Executive
                                      Officer of SSI.


Dorothy Hirshman,
Assistant Vice President         None.

Alan Hoden,
Vice President                   None.

Merryl Hoffman,
Vice President                   None.


Scott T. Huebl,
Assistant Vice President         None.

Richard Hymes,
Assistant Vice President         None.

Jane Ingalls,
Assistant Vice President         Formerly a Senior Associate with
                                 Robinson, Lake/Sawyer Miller.
Ronald Jamison,
Vice President                   Formerly Vice President and
                                 Associate General Counsel at
                                 Prudential Securities, Inc.

Frank Jennings,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.  Formerly a Managing
                                 Director of Global Equities at
                                 Paine Webber's Mitchell Hutchins
                                 division.

Heidi Kagan,
Assistant Vice President         None.

Thomas W. Keffer,
Vice President                   Formerly Senior Managing Director
                                 of Van Eck Global.

Avram Kornberg,
Vice President                   Formerly a Vice President with
                                 Bankers Trust.

Paul LaRocco,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds. Formerly a Securities
                                 Analyst for Columbus Circle
                                 Investors.

Michael Levine,
Assistant Vice President         None.

Stephen F. Libera,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; a Chartered Financial
                                 Analyst; a Vice President of
                                 HarbourView; prior to March, 1996
                                 he was the senior bond portfolio
                                 manager for Panorama Series Fund,
                                 Inc., other mutual funds and
                                 pension accounts managed by G.R.
                                 Phelps; was also responsible for
                                 managing the public fixed-income
                                 securities department at
                                 Connecticut Mutual Life Insurance
                                 Co.


Mitchell J. Lindauer,
Vice President                   None.

Loretta McCarthy,
Executive Vice President         None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                     President, Director and Trustee
                                 of the New York-based and the
                                 Denver-based Oppenheimer funds;
                                 President and a Director of OAC,
                                 HarbourView and Oppenheimer
                                 Partnership Holdings, Inc.;
                                 Director of ORAMI; Chairman and
                                 Director of SSI; a Director of
                                 Oppenheimer Real Asset
                                 Management, Inc.

Timothy Martin,
Assistant Vice President         Formerly Vice President, Mortgage
                                 Trading, at S.N. Phelps & Co.,
                                 Salomon Brothers, and Kidder
                                 Peabody.

Sally Marzouk,
Vice President                   None.

Lisa Migan,
Assistant Vice President,        None.

Robert J. Milnamow,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds. Formerly a Portfolio
                                 Manager with Phoenix Securities
                                 Group.

Denis R. Molleur,
Vice President                   None.

Kenneth Nadler,
Vice President                   None.

David Negri,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

Barbara Niederbrach,
Assistant Vice President         None.

Robert A. Nowaczyk,
Vice President                   None.

Robert E. Patterson,
Senior Vice President            An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

John Pirie,
Assistant Vice President         Formerly a Vice President with
                                 Cohane Rafferty Securities, Inc.

Tilghman G. Pitts III,
Executive Vice President         Chairman and Director of the
                                 Distributor.

Jane Putnam,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds. Formerly Senior Investment
                                 Officer and Portfolio Manager
                                 with Chemical Bank.

Russell Read,
Vice President                   Consultant for Prudential
                                 Insurance on behalf of the
                                 General Motors Pension Plan.

Thomas Reedy,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds. Formerly a Securities
                                 Analyst for the Manager.

David Robertson,
Vice President                   None.

Adam Rochlin,
Vice President                   Formerly a Product Manager for
                                 Metropolitan Life Insurance
                                 Company.

Michael S. Rosen
Vice President; President:
Rochester Division               An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds. Formerly Vice President of
                                 RFS, President and Director of
                                 RFD, Vice President and Director
                                 of FMC, Vice President and
                                 director of RCAI, General Partner
                                 of RCA, an officer and/or
                                 portfolio manager of certain
                                 Oppenheimer funds.

David Rosenberg,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.
Richard H. Rubinstein,
Senior Vice President            An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; formerly Vice President
                                 and Portfolio Manager/Security
                                 Analyst for Oppenheimer Capital
                                 Corp., an investment adviser.

Lawrence Rudnick,
Assistant Vice President         Formerly Vice President of Dollar
                                 Dry Dock Bank.

James Ruff,
Executive Vice President         None.

Ellen Schoenfeld,
Assistant Vice President         None.

Stephanie Seminara,
Vice President                   Formerly Vice President of
                                 Citicorp Investment Services.

Diane Sobin,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; formerly a Vice President
                                 and Senior Portfolio Manager for
                                 Dean Witter InterCapital, Inc.

Richard A. Soper,                None.
Assistant Vice President

Nancy Sperte,
Executive Vice President
                                 None.

Donald W. Spiro,
Chairman Emeritus                Vice Chairman and Trustee of the
                                 New York-based Oppenheimer Funds;
                                 formerly Chairman of the Manager
                                 and the Distributor.

Arthur Steinmetz,
Senior Vice President            An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

Ralph Stellmacher,
Senior Vice President            An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

John Stoma,
Senior Vice President,
Director Retirement Plans        Formerly Vice President of U.S.
                                 Group Pension Strategy and
                                 Marketing for Manulife Financial.

Michael C. Strathearn,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; a Chartered Financial
                                 Analyst; a Vice President of
                                 HarbourView; prior to March, 1996
                                 he was an equity portfolio
                                 manager for Panorama Series Fund,
                                 Inc. and other mutual funds and
                                 pension accounts managed by G.R.
                                 Phelps.

James C. Swain,
Vice Chairman of the Board       Chairman, CEO and Trustee,
                                 Director or Managing Partner of
                                 the Denver-based Oppenheimer
                                 Funds; President and a Director
                                 of Centennial; formerly President
                                 and Director of OAMC, and
                                 Chairman of the Board of SSI.

James Tobin,
Vice President                   None.

Jay Tracey,
Vice President                   Vice President of the Manager;
                                 Vice President and Portfolio
                                 Manager of Oppenheimer Discovery
                                 Fund, Oppenheimer Global Emerging
                                 Growth Fund and Oppenheimer
                                 Enterprise Fund.  Formerly
                                 Managing Director of Buckingham
                                 Capital Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer     Assistant Treasurer of the
                                      Distributor and SFSI.

Ashwin Vasan,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

Valerie Victorson,
Vice President                   None.

Dorothy Warmack,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

Jerry A. Webman,
Senior Vice President            Director of New York-based tax-
                                 exempt fixed income Oppenheimer
                                 Funds; Formerly Managing Director
                                 and Chief Fixed Income Strategist
                                 at Prudential Mutual Funds.

Christine Wells,
Vice President                   None.

Kenneth B. White,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; a Chartered Financial
                                 Analyst; Vice President of
                                 HarbourView; prior to March, 1996
                                 he was an equity portfolio
                                 manager for Panorama Series Fund,
                                 Inc. and other mutual funds and
                                 pension funds managed by G.R.
                                 Phelps.

William L. Wilby,
Senior Vice President            An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; Vice President of
                                 HarbourView.

Carol Wolf,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; Vice President of
                                 Centennial; Vice President,
                                 Finance and Accounting and member
                                 of the Board of Directors of the
                                 Junior League of Denver, Inc.

Robert G. Zack,
Senior Vice President and
Assistant Secretary

Associate General Counsel of the Manager; Assistant Secretary of the Oppenheimer Funds; Assistant Secretary of SSI, SFSI; an officer of other Oppenheimer Funds.

Arthur J. Zimmer,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; Vice President of
                                 Centennial.

    The Oppenheimer Funds include the New York-based Oppenheimer
Funds, the Denver-based Oppenheimer Funds, and the Rochester-based Oppenheimer Funds, set forth below:

New York-based Oppenheimer Funds
--------------------------------
Oppenheimer Asset Allocation Fund
Oppenheimer California Municipal Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer New York Municipal Fund
Oppenheimer Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest for Value Funds
Oppenheimer Series Fund, Inc.
Oppenheimer Target Fund
Oppenheimer Municipal Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Denver-based Oppenheimer Funds
------------------------------
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Municipal Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

Rochester-based Oppenheimer Funds
---------------------------------
Bond Fund Series - Oppenheimer Bond Fund For
  Growth
Rochester Fund Municipals
Rochester Portfolio Series - Limited Term
  New York Municipal Fund

     The address of OppenheimerFunds, Inc., the New York-based
Oppenheimer Funds, OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corp., Oppenheimer Partnership
Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World
Trade Center, New York, New York 10048-0203.

     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer Real Asset Management, Inc., MultiSource Services, Inc. and Oppenheimer Real Asset Management, Inc. is 3410 South Galena Street, Denver, Colorado 80231.

     The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 29.  Principal Underwriter
--------  ---------------------

(a) OppenheimerFunds Distributor, Inc. is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

                                              Positions and
Name & Principal    Positions & Offices       Offices with
Business Address    with Underwriter          Registrant
----------------    -------------------       -------------

George Clarence Bowen+                        Vice President & Treasurer

Vice President and Treasurer of the NY-based Oppenheimer funds / Vice President, Secretary and Treasurer of the Denver-based Oppenheimer funds


Julie Bowers        Vice President            None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan    Vice President            None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce*      Senior Vice President -   None
                    Director - Financial
                    Institution Div.

Robert Coli         Vice President            None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins   Vice President            None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Bill Coughlin       Vice President            None
3425 1/2 Irving Avenue So.
Minneapolis, MN  55408


Mary Crooks+        Senior Vice President     None


E. Drew Devereaux ++                          Assistant Vice President None
Andrew John Donohue*                          Executive Vice
Secretary of        President, General
                    the New York-
                    Counsel and Director
based Oppen-heimer funds / Vice President of the Denver-based
Oppenheimer funds

Wendy H. Ehrlich    Vice President            None
4 Craig Street
Jericho, NY 11753

Kent Elwell         Vice President            None
41 Craig Place
Cranford, NJ  07016

John Ewalt          Vice President            None
2301 Overview Dr. NE
Tacoma, WA 98422

Katherine P. Feld*  Vice President & Secretary                         None

Mark Ferro          Vice President            None
43 Market Street
Breezy Point, NY 11697


Ronald H. Fielding++                          Vice President; Chairman:
                    Rochester Division        None

Reed F. Finley      Vice President -          None
320 E. Maple, Ste. 254                        Financial Institution Div.
Birmingham, MI  48009

Wendy Fishler*      Vice President -          None
                    Financial Institution Div.

Ronald R. Foster    Senior Vice President     None
139 Avant Lane
Cincinatti, OH  45249

Patricia Gadecki    Vice President            None
3906 Americana Drive
Tampa, FL  3334

Luiggino Galletto   Vice President            None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles          Vice President -          None
5506 Bryn Mawr      Financial Institution Div.
Dallas, TX 75209

Ralph Grant*        Vice President/National   None
                    Sales Manager - Financial
                    Institution Div.

Sharon Hamilton     Vice President            None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277

Mark D. Johnson     Vice President            None
7512 Cromwell Dr. Apt 1
Clayton, MO  63105

Michael Keogh*      Vice President            None

Richard Klein       Vice President            None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Ilene Kutno*        Vice President -          None
                    Director - Regional Sales

Wayne A. LeBlang    Senior Vice President -   None
23 Fox Trail        Director Eastern Div.
Lincolnshire, IL 60069

Dawn Lind           Vice President -          None
7 Maize Court       Financial Institution Div.
Melville, NY 11747

James Loehle        Vice President            None
30 John Street
Cranford, NJ  07016

John McDonough      Vice President            None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Laura Mulhall*      Senior Vice President -   None
                    Director of Key Accounts

Timothy G. Mulligan ++                        Vice President           None

Charles Murray      Vice President            None
50 Deerwood Drive
Littleton, CO 80127

Wendy Murray        Vice President            None
114-B Larchmont Acres West
Larchmont, NY  10538

Joseph Norton       Vice President            None
2518 Fillmore Street
Apt. 1
San Francisco, CA  94115

Patrick Palmer      Vice President            None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Randall Payne       Vice President -          None
1307 Wandering Way Dr.                        Financial Institution Div.
Charlotte, NC 28226

Gayle Pereira       Vice President            None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit   Vice President            None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti       Vice President            None
1777 Larimer St. #807
Denver, CO  80202

Tilghman G. Pitts, III*                       Chairman & Director      None

Elaine Puleo*       Vice President -          None
                    Financial Institution Div.,
                    Director -
                    Key Accounts

Minnie Ra           Vice President -          None
0895 Thirty-First Ave.                        Financial Institution Div.
Apt. 4
San Francisco, CA 94121

Michael Raso        Vice President            None
30 Hommocks Road
Apt. 30
Larchmont, NY  10538

John C. Reinhardt ++                          Vice President           None

Ian Robertson       Vice President            None
4204 Summit Way
Marietta, GA 30066

Michael S. Rosen++  Vice President, President:
                    Rochester Division        None

Kenneth Rosenson    Vice President            None
3802 Knickerbocker Place
Apt. 3D
Indianapolis, IN  46240

James Ruff*         President                 None

Timothy Schoeffler  Vice President            None
1717 Fox Hall Road
Wasington, DC  20007

Mark Schon          Vice President            None
10483 E. Corrine Dr.
Scottsdale, AZ 85259

Michael Sciortino   Vice President            None
3114 Hickory Run
Sugarland, TX  77479

Robert Shore        Vice President -          None
26 Baroness Lane    Financial Institution Div.
Laguna Niguel, CA 92677

Peggy Spilker ++    Vice President            None

Michael Stenger     Vice President            None
8572 Saint Ives Place
Cincinnati, OH  45255

George Sweeney      Vice President            None
1855 O'Hara Lane
Middletown, PA 17057

Scott McGregor Tatum                          Vice President           None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas     Vice President -          None
111 South Joliet Circle                       Financial Institution Div.
#304
Aurora, CO  80112

Philip Trimble      Vice President            None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+      Assistant Treasurer       None

Mark Stephen Vandehey+                        Vice President           None


*  Two World Trade Center, New York, NY 10048-0203
+  3410 South Galena St., Denver, CO 80231
++ 350 Linden Oaks, Rochester, NY  14625-2807 (the "Rochester
   Division")

 (c)  Not applicable.

Item 30.  Location of Accounts and Records
--------   --------------------------------
 The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are in possession of Oppenheimer Management Corporation at its offices at 3410 South Galena Street, Denver, Colorado 80231.

Item 31.  Management Services
          -------------------
          Not applicable.

Item 32.  Undertakings
          ------------
         (a)  Not applicable.

         (b)  Not applicable.

         (c)  Not applicable.

                                SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of November, 1996.


                     OPPENHEIMER MUNICIPAL BOND FUND

                         By: /s/ Bridget A. Macaskill  *
                         ------------------------------
                         Bridget A. Macaskill


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures               Title               Date
----------               -----               ----

/s/ Leon Levy*           Chairman of the     November 20, 1996
--------------           Board of Trustees
Leon Levy

/s/ Bridget A. Macaskill*                    President,     November 20, 1996
------------------------ Principal Executive
Bridget A. Macaskill     Officer, Trustee

/s/ Donald W. Spiro*     Vice Chairman and   November 20, 1996
--------------------     Trustee
Donald W. Spiro

/s/ George Bowen*        Treasurer and       November 20, 1996
-----------------        Principal Financial
George Bowen             and Accounting
                         Officer

/s/ Robert G. Galli*     Trustee             November 20, 1996
-------------------
Robert G. Galli

/s/ Benjamin Lipstein*   Trustee             November 20, 1996
----------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*                   Trustee   November 20, 1996
--------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*  Trustee             November 20, 1996
-----------------------
Kenneth A. Randall

/s/ Edward V. Regan*     Trustee             November 20, 1996
--------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                Trustee   November 20, 1996
-----------------------------
Russell S. Reynolds, Jr.

/s/ Sidney M. Robbins*   Trustee             November 20, 1996
----------------------
Sidney M. Robbins

/s/ Pauline Trigere*     Trustee             November 20, 1996
--------------------
Pauline Trigere

/s/ Clayton K. Yeutter*  Trustee             November 20, 1996
-----------------------
Clayton K. Yeutter


*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

                      OPPENHEIMER MUNICIPAL BOND FUND

                      Post-Effective Amendment No. 37

                             Index to Exhibits


Exhibit No.      Description
-----------      -----------

24(b)(1) Amended and Restated Declaration of Trust dated September 16, 1996

24(b)(4)(i)      Specimen Class A Share Certificate
24(b)(4)(ii)     Specimen Class B Share Certificate
24(b)(4)(iii)    Specimen Class C Share Certificate

24(b)(11)        Independent Auditors' Consent

24(b)(16)        Performance Data Computation Schedule

24(b)(17)(i)     Financial Data Schedule for Class A Shares for
                 the fiscal year ended 7/31/96
24(b)(17)(ii)    Financial Data Schedule for Class B Shares for
                 the fiscal year ended 7/31/96
24(b)(17)(iii)   Financial Data Schedule for Class C Shares for
                 the fiscal year period ended 7/31/96